File Nos. 333-34474
811-09891
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[__]
Post-Effective Amendment No. 27	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 27	[X]

(Check appropriate box or boxes.)

DREYFUS PREMIER OPPORTUNITY FUNDS
(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

If appropriate, check the following box:

____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Dreyfus Premier Enterprise Fund
Seeks capital appreciation by investing in micro-cap growth companies

PROSPECTUS February 1, 2005

Contents

The Fund

Goal/Approach	1
Main Risks	2
Past Performance	4
Expenses	5
Management	6
Financial Highlights	9

Your Investment

Shareholder Guide	11

Distributions and Taxes	19
Services for Fund Investors	20
Instructions for Regular Accounts	21
Instructions for IRAs	23

For More Information

See back cover.

Note to Investors

The fund currently intends to close to new investors, and existing shareholders will not be able to add to their accounts (other than reinvesting dividend and capital gain distributions) after the fund reaches total assets of approximately $300 million. The fund reserves the right to reopen to investors at any time.

Dreyfus Premier Enterprise Fund

Ticker Symbols	Class A: DPMGX
Class B: DMCGX
Class C: DMCCX
Class T: DMCTX

The Fund

GOAL/APPROACH

The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 65% of its assets in stocks of micro-cap companies. The fund focuses on micro-cap companies which are characterized as “growth” companies. Micro-cap companies typically are small and relatively unknown companies.The fund also may invest in companies with larger market capitalizations if the portfolio manager believes they represent better prospects for capital appreciation. In addition, the fund is not obligated to sell a security that has appreciated beyond the micro-cap capitalization range. Although the fund normally will invest in common stocks of U.S.-based companies, it may invest up to 30% of its total assets in foreign securities. The fund’s stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings (IPOs).The fund may also invest in securities issued by exchange-traded investment companies which are designed to provide investment results corresponding to an equity index.

The portfolio manager seeks investment opportunities for the fund in companies with fundamental strengths that indicate the potential for growth in earnings per share. The portfolio manager focuses on individual stock selection, building the portfolio from the bottom up, searching one by one for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time.The fund seeks to invest in micro-cap companies that the portfolio manager believes display one or more of the following characteristics:

  strong, entrepreneurial management team
  competitive industry position
  focused business plan
  positive change in management, product or market opportunities strong business prospects
  the ability to benefit from changes in technology, regulations and industry sector trends

Although the fund looks for companies with the potential for strong earnings growth rates, some of the fund’s investments may be in companies that are experiencing losses.

The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy.

Concepts to understand

Micro-cap companies: generally, those companies that, at the time of initial purchase, have market capitalizations of less than $500 million. This range may fluctuate depending on changes in the value of the stock market as a whole.

Growth companies: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively higher price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

Initial public offering: a company’s first offering of stock to the public.

The Fund 1

MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

  Market risk. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a par- ticular industry or industries, such as labor short- ages or increased production costs and competi- tive conditions within an industry.
  Market sector risk.The fund may significantly over- weight or underweight certain companies, indus- tries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments which affect those companies, industries or sectors.
  Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.
  Micro-cap company risk. Micro-cap stocks may offer greater opportunity for capital appreciation than the stocks of larger and more established compa- nies; however, they also involve substantially greater risks of loss and price fluctuations. Micro- cap companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing sig- nificant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.
  Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and may lack management depth. In addition, there may be less public information available about these companies.The shares of micro-cap compa-

nies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities. Also, it may take a long time before the fund realizes a gain, if any, on an investment in a micro-cap company.

  Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earn ings do increase. In addition, growth stocks typi cally lack the dividend yield that may cushion stock prices in market downturns.
  IPO risk. The fund may purchase securities of companies in IPOs.The prices of securities pur- chased in IPOs can be very volatile.The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security pur- chased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s perfor- mance.
  Exchange-traded fund risk. Exchange-traded funds in which the fund typically invests involve certain inherent risks generally associated with invest- ments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the exchange-traded fund.
  Moreover, an exchange-traded fund may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or dis- crepancies between the exchange-traded fund and the index with respect to the weighting of securities or the number of stocks held. Investing in exchange-traded funds, which are investment companies, may involve duplication of advisory fees and certain other expenses.
2

  Foreign investment risk. To the extent the fund invests in foreign securities, its performance will be influenced by political, social and economic factors affecting investments in foreign compa- nies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
  Foreign currency risk. Investments in foreign cur- rencies are subject to the risk that those curren- cies will decline in value relative to the U.S. dol- lar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.
  Derivatives risk. The fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates). A small investment in derivatives could have a potentially large impact on the fund’s perfor- mance. The use of derivatives involves risks dif- ferent from, or possibly greater than, the risks associated with investing directly in the underly- ing assets. Derivatives can be highly volatile, illiq- uid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund’s other investments.
  Non-diversification risk. The fund is non-diversi- fied, which means that a relatively high percent- age of the fund’s assets may be invested in a lim- ited number of issuers.Therefore, the fund’s per- formance may be more vulnerable to changes in the market value of a single issuer and more sus- ceptible to risks associated with a single econom- ic, political or regulatory occurrence than a diver- sified fund.
Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund’s after-tax performance.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

The fund has agreed to pay its investment adviser a performance fee based on the fund’s performance compared to that of the Russell 2000 Growth Index. As described on pages 6–7, the fund could pay the maximum management fee even though both the fund’s share price and the index decline.

The Fund 3

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s Class A performance from year to year. Sales loads are not reflected in the chart; if they were, the returns shown would have been lower.The table compares the average annual total returns of each of the fund’s share classes to those of the Russell 2000 Growth Index, a widely recognized, market-value weighted index of small-cap U.S. growth companies. The returns shown in the table reflect any applicable sales loads. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in charges and expenses.

After-tax performance is shown only for Class A shares. After-tax performance of the fund’s other share classes will vary.After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as individual retirement accounts.

Average annual total returns as of 12/31/04

		Since
		inception
Share class	1 Year	(11/27/00)

Class A
returns before taxes	15.22%	16.67%

Class A
returns after taxes
on distributions	13.28%	16.08%

Class A
returns after taxes
on distributions and
sale of fund shares	11.51%	14.42%

Class B
returns before taxes	17.23%	17.15%

Class C
returns before taxes	20.27%	17.47%

Class T
returns before taxes	16.41%	16.71%

Russell 2000 Growth Index
reflects no deduction for
fees, expenses or taxes	14.31%	3.27%*

* For comparative purposes, the value of the index on 11/30/00 is used as the beginning value on 11/27/00.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

4

EXPENSES

As an investor, you pay certain fees and expenses in
connection with the fund, which are described in
the table below.

Fee table
	Class A	Class B	Class C	Class T

Shareholder transaction fees (fees paid from your account)
Maximum front-end sales charge on purchases
% of offering price	5.75	none	none	4.50
Maximum contingent deferred sales charge (CDSC)
% of purchase or sale price, whichever is less	none*	4.00	1.00	none*

Annual fund operating expenses (expenses paid from fund assets)
% of average daily net assets
Management fees**	1.95	1.95	1.95	1.95

Rule 12b-1 fee	none	.75	.75	.25
Shareholder services fee	.25	.25	.25	.25
Other expenses	.30	.33	.32	.33

Total	2.50	3.28	3.27	2.78

*	Shares bought without an initial sales charge as part of an investment of $1 million or more or, for Class A, through a “wrap account” or similar program, as described in the Statement of Additional Information, may be charged a CDSC of 1% if sold within one year.

**	The basic management fee is 1.25% but, it may vary from 0.45% to 2.05% depending on the fund’s performance compared to the Russell 2000 Growth Index.The fee set forth in the fee table represents the actual management fee paid by the fund for the past fiscal year.

Expense example
	1 Year	3 Years	5 Years	10 Years

Class A	$814	$1,309	$1,829	$3,248

Class B
with redemption	$731	$1,310	$1,912	$3,237***

without redemption	$331	$1,010	$1,712	$3,237***

Class C
with redemption	$430	$1,007	$1,707	$3,567

without redemption	$330	$1,007	$1,707	$3,567

Class T	$718	$1,273	$1,853	$3,419

***	Assumes conversion of Class B to Class A at the end of the sixth year following the date of purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

Rule 12b-1 fee: the fee paid to the fund’s distributor for financing the sale and distribution of Class B, Class C and Class T shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

The Fund 5

MANAGEMENT
Investment advisers

The fund’s investment adviser is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $158 billion in approximately 200 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company with approximately $4.0 trillion of assets under management, administration or custody, including approximately $707 billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

Dreyfus has engaged its growth specialist affiliate, Founders Asset Management LLC (Founders), to serve as the fund’s sub-investment adviser. Founders, located at 2930 East Third Avenue, Denver, Colorado 80206, and its predecessor companies, have been offering tools to help investors pursue their financial goals since 1938. As of December 31, 2004, Founders managed mutual funds and other client accounts having aggregate assets of approximately $2.63 billion.

The fund has agreed to pay Dreyfus a management fee with a performance-based component, so that if the fund’s performance is greater than that of the fund’s benchmark, the Russell 2000 Growth Index, Dreyfus earns more, and if it is less than that of the index, Dreyfus earns less. The first component of Dreyfus’ management fee is a “basic fee,” paid monthly, equal to 1.25% of average daily net assets on an annualized basis.The second component is a performance adjustment that either increases or decreases the basic fee, depending on how the fund performed relative to its benchmark over a trailing

36-month period.

Thereafter, the current management fee arrangement started and the basic fee began to be adjusted on a monthly basis, depending on the fund’s performance.When the fund’s investment performance matches the investment record of the benchmark over the prior rolling 36-month period (the performance period), Dreyfus only receives the basic fee. Each month, if the investment performance of the fund exceeds the investment record of the benchmark by 1 percentage point over the performance period, the performance adjustment increases the monthly management fee paid to Dreyfus by 1 / 12 of 0.10%, reaching a maximum monthly management fee of 1 / 12 of 2.05% if the fund outperforms the investment record of its benchmark by 8 percentage points over the performance period. Similarly, if the investment performance of the fund trails the investment record of the benchmark by 1 percentage point over the performance period, the performance adjustment decreases the monthly management fee paid to Dreyfus by 1 / 12 of 0.10%, reaching a minimum monthly management fee of 1 / 12 of 0.45% if the fund underperforms the investment record of its benchmark by 8 percentage points over the performance period.

The table on page 7 explains in more detail the method used to calculate the fund’s performance adjustments and corresponding advisory fees at different levels of investment performance against the investment record of the Russell 2000 Growth Index. The management fee is prorated for any month for which the management arrangement is not in effect for the entire month.

Since the adjustment to the basic fee is based on the comparative performance of the measuring class shares against the index, the controlling factor is not whether the performance of the measuring class shares is up or down, but whether that performance is up or down more than or less than that of the index. In addition, the relative performance of the measuring class shares against the index is measured only for the relevant performance period, and does not take into account performance over longer or shorter periods of time.

6

Percentage-point difference*
between performance of	Adjustment to	Annual fee rate
the measuring class shares	basic fee	as adjusted
and investment record of the index**	(on an annualized basis)	(annualized)

+8	+.80%	2.05%
+7	+.70%	1.95%
+6	+.60%	1.85%
+5	+.50%	1.75%
+4	+.40%	1.65%
+3	+.30%	1.55%
+2	+.20%	1.45%
+1	+.10%	1.35%
0	0	1.25%
—1	—.10%	1.15%
—2	—.20%	1.05%
—3	—.30%	.95%
—4	—.40%	.85%
—5	—.50%	.75%
—6	—.60%	.65%
—7	—.70%	.55%
—8	—.80%	.45%

*	Fractions of a percentage point will be rounded to the nearer whole point (to the higher whole point if exactly one-half).

**	Measured over the performance period, which, beginning December 1, 2001, was the period from December 1, 2000 to November 30, 2003, at which time the performance period became a rolling 36-month period ending with the most recent calendar month. During the first twelve months of operations, the fund paid Dreyfus the basic fee of 1.25% of the fund’s average daily net assets with no performance adjustment. The performance adjustment is calculated on the fund’s net assets averaged over the rolling performance period. By virtue of using a “rolling” performance period of 36 months, the actual fees paid to Dreyfus may differ from the maximum or minimum annual fee rates shown in this table, particularly if the average daily net assets of the fund do not remain constant during the rolling 36-month period.

For the past fiscal year, the fund paid Dreyfus a management fee at the effective annual rate of 1.95% of the fund’s average daily net assets.

The fund’s primary portfolio manager is James Padgett, C.F.A. Mr. Padgett has been a primary portfolio manager of the fund since April 2004 and has been employed by Founders since 2002. He is a senior portfolio manager at Founders. Prior to joining Founders, Mr. Padgett was an equity analyst for Berger Financial LLC from 2000 to 2002, and a portfolio manager at Colorado Public Employees’ Retirement Association from 1997 to 2000.

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders, and certain directors of the Dreyfus funds and the Dreyfus Founders funds (together, the funds). In September 2004, plaintiffs served a consolidated amended complaint

(the amended complaint) on behalf of a purported class of all persons who acquired interests in any of the funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the funds. The amended complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named Dreyfus Service Corporation (DSC), Premier Mutual Fund Services, Inc. and two additional fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade

Concepts to understand

Russell 2000 Growth Index: measures the performance of those Russell 2000 companies (i.e., the smallest 2,000 companies in the Russell 3000 Index) with higher price-to-book ratios and higher forecasted growth values. Investment results assume the reinvestment of dividends.

The Fund 7

MANAGEMENT (continued)

Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the funds that were closed to new investors. The amended complaint seeks compensatory and puni-tive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the amended complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the funds believe that any of the pending actions will have a material adverse effect on the funds or Dreyfus’ ability to perform its contract with the funds.

Distributor

The fund’s distributor is DSC, a wholly owned sub-sidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the fund. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of ethics

The fund, Dreyfus, Founders and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus and Founders codes of ethics restrict the personal securities transactions of their employees, and require portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. Each code’s primary purpose is to ensure that personal trading by Dreyfus or Founders employees does not disadvantage any fund managed by Dreyfus or Founders, as the case may be.

8

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal periods indicated. Certain information reflects financial results for a single fund share. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

		Year Ended September 30,
Class A	2004	2003	2002	2001 [1]

Per-Share Data ($):
Net asset value, beginning of period	17.41	11.64	11.78	12.50
Investment operations: Investment (loss) — net [2]	(.47)	(.36)	(.35)	(.15)

Net realized and unrealized gain (loss) on investments	3.99	6.13	.34	(.57)
Total from investment operations	3.52	5.77	(.01)	(.72)
Distributions: Dividends from net realized gain on investments	—	—	(.13)	—
Net asset value, end of period	20.93	17.41	11.64	11.78
Total Return (%) [3]	20.22	49.57	(.26)	(5.76) [4]

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets	2.50	2.87	2.80	1.80 [4]

Ratio of net expenses to average net assets	2.50	2.87	2.80	1.80 [4]

Ratio of net investment (loss) to average net assets	(2.21)	(2.64)	(2.52)	(1.12) [4]
Portfolio turnover rate	138.14	164.61	191.85	188.42 [4]

Net assets, end of period ($ x 1,000)	93,371	43,247	19,496	10,636

[1] From November 27, 2000 (commencement of operations) to September 30, 2001.
[2] Based on average shares outstanding at each month-end.
[3] Exclusive of sales charge. [4] Not annualized.

		Year Ended September 30,
Class B	2004	2003	2002	2001 [1]

Per-Share Data ($):
Net asset value, beginning of period	17.04	11.48	11.70	12.50
Investment operations: Investment (loss) — net [2]	(.61)	(.46)	(.45)	(.23)

Net realized and unrealized gain (loss) on investments	3.89	6.02	.36	(.57)
Total from investment operations	3.28	5.56	(.09)	(.80)
Distributions: Dividends from net realized gain on investments	—	—	(.13)	—
Net asset value, end of period	20.32	17.04	11.48	11.70
Total Return (%) [3]	19.25	48.43	(.95)	(6.40) [4]

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets	3.28	3.65	3.57	2.44 [4]

Ratio of net expenses to average net assets	3.28	3.65	3.57	2.44 [4]

Ratio of net investment (loss) to average net assets	(3.01)	(3.42)	(3.29)	(1.76) [4]
Portfolio turnover rate	138.14	164.61	191.85	188.42 [4]

Net assets, end of period ($ x 1,000)	40,525	23,970	15,152	9,762

1 From November 27, 2000 (commencement of operations) to September 30, 2001.

2 Based on average shares outstanding at each month-end.

3 Exclusive of sales charge. 4 Not annualized.

The Fund 9

FINANCIAL HIGHLIGHTS (continued)
		Year Ended September 30,
Class C	2004	2003	2002	2001 [1]

Per-Share Data ($):
Net asset value, beginning of period	17.05	11.48	11.70	12.50
Investment operations: Investment (loss) — net [2]	(.61)	(.45)	(.45)	(.22)

Net realized and unrealized gain (loss) on investments	3.90	6.02	.36	(.58)
Total from investment operations	3.29	5.57	(.09)	(.80)
Distributions: Dividends from net realized gain on investments	—	—	(.13)	—
Net asset value, end of period	20.34	17.05	11.48	11.70
Total Return (%) [3]	19.30	48.52	(.95)	(6.40) [4]

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets	3.27	3.62	3.56	2.42 [4]

Ratio of net expenses to average net assets	3.27	3.62	3.56	2.42 [4]

Ratio of net investment (loss) to average net assets	(3.00)	(3.39)	(3.28)	(1.74) [4]
Portfolio turnover rate	138.14	164.61	191.85	188.42 [4]

Net assets, end of period ($ x 1,000)	49,038	25,503	15,493	8,945

[1] From November 27, 2000 (commencement of operations) to September 30, 2001.
[2] Based on average shares outstanding at each month-end.
[3] Exclusive of sales charge. [4] Not annualized.

		Year Ended September 30,
Class T	2004	2003	2002	2001 [1]

Per-Share Data ($):
Net asset value, beginning of period	17.28	11.58	11.75	12.50
Investment operations: Investment (loss) — net [2]	(.52)	(.40)	(.38)	(.18)

Net realized and unrealized gain (loss) on investments	3.95	6.10	.34	(.57)
Total from investment operations	3.43	5.70	(.04)	(.75)
Distributions: Dividends from net realized gain on investments	—	—	(.13)	—
Net asset value, end of period	20.71	17.28	11.58	11.75
Total Return (%) [3]	19.85	49.22	(.52)	(6.00) [4]

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets	2.78	3.14	3.06	2.06 [4]

Ratio of net expenses to average net assets	2.78	3.14	3.06	2.06 [4]

Ratio of net investment (loss) to average net assets	(2.50)	(2.91)	(2.76)	(1.38) [4]
Portfolio turnover rate	138.14	164.61	191.85	188.42 [4]

Net assets, end of period ($ x 1,000)	1,697	795	449	366

[1]	From November 27, 2000 (commencement of operations) to September 30, 2001.
[2]	Based on average shares outstanding at each month-end.
[3]	Exclusive of sales charge. [4] Not annualized.

10

Your Investment

SHAREHOLDER GUIDE

The Dreyfus Premier Funds are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser.Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees for Class B and Class C shares have the same purpose as the front-end sales charge on sales of Class A and Class T shares: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions for selling shares.

Because the fund currently intends to close to new investors and intends to close to existing investors’ additional investments after the fund reaches total assets of approximately $300 million, fund shares are not offered to 401(k) and other group retirement plans and may not be an appropriate investment for other programs that require regular continuing investments.

Deciding which class of shares to buy

This prospectus offers Class A, B, C and T shares of the fund. The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices.When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

When you invest in Class A or Class T shares you generally pay an initial sales charge. Class A shares have no ongoing Rule 12b-1 fees and Class T shares have lower ongoing Rule 12b-1 fees than either Class B or Class C shares. Each class is subject to a shareholder service fee.

A more complete description of each class follows. You should review these arrangements with your investment professional before determining which class to invest in.

	Class A	Class B	Class C	Class T

Initial sales charge	up to 5.75%	none	none	up to 4.50%

Ongoing distribution fee
(Rule 12b-1 fee)	none	0.75%	0.75%	0.25%

Ongoing shareholder service fee	0.25%	0.25%	0.25%	0.25%

Contingent deferred sales charge	1% on sale of	sliding scale	1% on sale of	1% on sale of

	shares bought	over six years	shares held for	shares bought

	within one year		one year or less	within one year

	without an initial			without an initial

	sales charge as			sales charge as

	part of an			part of an

	investment of			investment of

	$1 million			$1 million

	or more			or more

Conversion feature	no	yes	no	no

Recommended purchase maximum	none	$100,000	$1 million	$1 million

Your Investment 11

SHAREHOLDER GUIDE (continued)

Class A share considerations

When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class B or Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class B or Class C shares, and paying an up-front sales charge if you:

  plan to own the shares for an extended period of time, since the higher ongoing service and/or Rule 12b-1 fees on Class B and Class C shares may eventually exceed the cost of the up-front sales charge qualify for a reduced or waived sales charge

If you invest $1 million or more, Class A shares will always be the most advantageous choice.

Class A sales charges

	Sales charge	Sales charge

	as a % of	as a % of

Purchase amount	offering price	NAV

Less than $50,000	5.75%	6.10%

$50,000 to $99,999	4.50%	4.70%

$100,000 to $249,999	3.50%	3.60%

$250,000 to $499,999	2.50%	2.60%

$500,000 to $999,999	2.00%	2.00%

$1 million or more *	none	none

*	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Class T share considerations

When you invest in Class T shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment.We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

The initial sales charge on Class A is higher than that of Class T. Nevertheless, you are usually better off purchasing Class A shares rather than Class shares if you:

  plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fee on Class T may eventually exceed the initial sales charge differential invest at least $1 million, regardless of your investment horizon, because there is no initial sales charge at that level and Class A has no ongoing Rule 12b-1 fee

Since some of your investment goes to pay an up-front sales charge when you purchase Class T shares, you purchase fewer shares than you would with the same investment in Class B or Class C shares. Nevertheless, you should consider purchasing Class T shares, rather than Class B or Class C shares, and paying an up-front sales charge if you:

  qualify for a reduced or waived sales charge
  are unsure of your expected holding period
Class T sales charges

	Sales charge	Sales charge

	as a % of	as a % of

Purchase amount	offering price	NAV

Less than $50,000	4.50%	4.70%

$50,000 to $99,999	4.00%	4.20%

$100,000 to $249,999	3.00%	3.10%
$250,000 to $499,999	2.00%	2.00%
$500,000 to $999,999	1.50%	1.50%
$1 million or more *	none	none

*	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

12

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermedi-ary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of Dreyfus Premier Funds or Founders Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the fund’s Statement of Additional Information.

You can reduce your initial sales charge in the following ways:

  Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of the fund and certain other Dreyfus Premier Funds or Founders Funds.
  For example, if you have $1 million invested in shares of certain other Dreyfus Premier Funds or Founders Funds, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.
  Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in the fund and certain other Dreyfus Premier Funds or Founders Funds over a 13- month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.
  Combine with family members. You can also count toward the amount of your investment all invest- ments in certain other Dreyfus Premier Funds or Founders Funds, in any class of shares, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine pur- chases for purposes of reducing or eliminating sales charges. (See “How to Buy Shares” in the Statement of Additional Information.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

  full-time or part-time employees, and their family members, of Dreyfus or any of its affiliates board members of Dreyfus and board members of the Dreyfus Family of Funds full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor
  “wrap” accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts

Class A and Class T shares may be purchased at NAV without payment of a sales charge by the fol-lowing individuals and entities:

  employees participating in qualified or non- qualified employee benefit plans shareholders in Dreyfus-sponsored IRA rollover accounts funded with the proceeds from a Dreyfus-sponsored qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan that invested all or a portion of its assets in the Dreyfus Family of Funds, certain funds advised by Founders, or certain other products made available by the fund’s distributor to such plans

Your Investment 13

SHAREHOLDER GUIDE (continued)

Class B and Class C share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class B or Class C shares buys more shares than the same investment would in Class A or Class T shares. However, you will pay higher ongoing service and/or distribution fees. Over time these fees may cost you more than paying an initial sales charge on Class A or Class T shares.

Due to availability of sales charge discounts for Class A and Class T shares and the higher ongoing fees for Class B and Class C shares, the fund will generally not accept a purchase order for Class B shares in the amount of $100,000 or more and will generally not accept a purchase order for Class C shares in the amount of $1 million or more.While the fund will take reasonable steps to prevent investments of $100,000 or more in Class B shares, and $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class B shares sold within six years are subject to the following CDSCs:

Class B sales charges

CDSC as a % of
For shares	amount redeemed

sold in the:	subject to the charge

First year	4.00%

Second year	4.00%

Third year	3.00%

Fourth year	3.00%

Fifth year	2.00%

Sixth year	1.00%

Thereafter	none

Class B shares convert to Class A shares (which are not subject to a Rule 12b-1 fee) at the end of the calendar quarter six years after the date they were purchased. If you intend to hold your shares less than six years, Class C shares will generally be more economical than Class B shares.

Class C shares redeemed within one year are subject to a 1% CDSC. Unlike Class B shares, Class C shares will never convert to Class A shares. As a result, long-term Class C shareholders pay higher ongoing Rule 12b-1 fees over the life of their investment.

CDSC waivers

The CDSC on Class A, B, C and T shares may be waived in the following cases:

  permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased redemptions made within one year of death or disability of the shareholder redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 redemptions from qualified and unqualified employee benefit plans
14

Buying shares

The net asset value (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business.Your order will be priced at the next NAV calculated after your order is accepted by the fund’s transfer agent or other authorized entity.The fund’s investments are valued on the basis of market quotations or official closing prices. If market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those investments at fair value as determined in accordance with the procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Minimum investments
	Initial	Additional

Regular accounts	$1,000	$100; $500 for
		Dreyfus TeleTransfer
		investments
Traditional IRAs	$750	no minimum
Spousal IRAs	$750	no minimum
Roth IRAs	$750	no minimum
Education Savings	$500	no minimum
Accounts		after the first year

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Concepts to understand

Net asset value (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund’s Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B and C are offered at NAV, but generally are subject to higher annual operating expenses and a CDSC.

Your Investment 15

SHAREHOLDER GUIDE (continued)

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or refer to the Statement of Additional Information for additional details.

Before selling recently purchased shares, please note that:

  if you send a written request to sell shares recently purchased by check or Dreyfus TeleTransfer, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of shares by check or Dreyfus TeleTransfer
Limitations on selling shares
by phone or online

Proceeds	Minimum	Maximum
sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day

Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day

Dreyfus	$500	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

*	Not available online on accounts whose address has been changed within the last 30 days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more also must be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

16

General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors.

Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusu- al market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusu- al market conditions or in cases of very large redemptions or excessive trading)
  “redeem in kind,” or make payments in securi- ties rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)
  refuse any purchase or exchange request, includ- ing those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading.A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus, Dreyfus/Founders and Mellon Funds Trust funds, and, if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade.At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, con-trol or perceived affiliation.

Your Investment 17

SHAREHOLDER GUIDE (continued)

Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the selling agreements between the distributor and financial intermediaries include obligations to comply with all applicable federal and state securities laws and rules, regulations, requirements and conditions of all applicable regulatory and self-regulatory agencies or authorities. Moreover, the intermediaries agree that the fund’s procedures relating to all orders and the handling thereof will be subject to the terms of the prospectus and the distributor’s written instructions. In order to seek assurances that such intermediaries comply with rules and regulations, all intermedi-aries, including those whose trades occur through omnibus accounts, have been sent written reminders of their obligations under the selling agreements, specifically highlighting rules relating to late trading. Further, all intermediaries have been requested in writing to notify the distributor immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

Although these policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; Education Savings Accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

18

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain dis-tributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordi-nary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, are taxable to you as qualified dividends and capital gains.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

Your Investment 19

SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Exchange privilege

You can exchange shares worth $500 or more

(no minimum for IRA accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account.This privilege may be used only once.

Account statements

Every fund investor automatically receives regular account statements.You’ll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

20

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611.

Make checks payable to: The Dreyfus Family of Funds.

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing

Your Investment 21

22

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-

4611.

Make checks payable to: The Dreyfus Trust Company, Custodian.

Your Investment 23

NOTES

NOTES

For More Information

Dreyfus Premier Enterprise Fund
A series of Dreyfus Premier Opportunity Funds
SEC file number: 811-9891

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s portfolio manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, on its Web site at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds –Mutual Fund Total Holdings.The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose on the Web site its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available (i) in the fund’s SAI, and (ii) on the fund’s Web site at www.dreyfus.com.

To obtain information:

By telephone

Call your financial representative or 1-800-554-4611

By mail Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2005 Dreyfus Service Corporation

Dreyfus Premier
Financial Services	Fund

Seeks long-term capital appreciation by investing in
companies in the financial services sectors

PROSPECTUS February 1, 2005

Contents

The Fund

Goal/Approach	1
Main Risks	2
Past Performance	4
Expenses	5
Management	6
Financial Highlights	8

Your Investment

Shareholder Guide	10

Distributions and Taxes	18
Services for Fund Investors	19
Instructions for Regular Accounts	20
Instructions for IRAs	22

For More Information

See back cover.

Dreyfus Premier Financial Services Fund

Ticker Symbols	Class A: DFSFX
Class B: DFSBX
Class C: DFVCX
Class R: DFVRX
Class T: DFVTX

The Fund

GOAL/APPROACH

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of companies in the financial services and financial services related sectors. These companies may include, for example, commercial banks, savings and loan associations, securities/brokerage firms, insurance companies, real estate related companies, consumer and commercial finance companies, and financial technology and processing companies.There are no prescribed limits on the weightings of securities in any particular financial services sector or in any individual company, and the fund may invest in companies of any market capitalization.The fund will invest primarily in equity securities of U.S.-based companies, but may invest up to 35% of its total assets in foreign securities.The fund’s stock investments may include common stocks, preferred stocks and convertible securities, including to a limited extent those purchased in initial public offerings (IPOs). From time to time, the fund may invest in fixed-income securities of financial services companies and U.S. government securities.

In choosing stocks, the fund first analyzes the financial services sectors, focusing on key macroeconomic, demographic and market trends to determine which sectors are likely to fare best within a particular environment. Based on this analysis, the fund may overweight or underweight certain financial services sectors. Using fundamental analysis, the fund then seeks companies within these sectors that have strong growth prospects, consistent earnings growth, strong balance sheets and attractive returns on equity. The fund will look for companies with attractive valuations and the potential to achieve predictable, above-average earnings or revenue growth. The fund will invest in a combination of growth and value stocks, and typically will maintain exposure to the major financial services sectors.

The fund typically sells a stock when the reasons for buying it no longer apply or when the company begins to show deteriorating fundamentals or poor relative performance.The fund may also sell a stock to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

Concepts to understand

Growth companies: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively higher price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

Value companies: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

The Fund 1

MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

  Financial services sector risk. Because the fund’s investments are concentrated in the financial ser- vices and related sectors, the value of its shares will be affected by factors particular to those sec- tors and may fluctuate more widely than that of a fund which invests in a broad range of industries. Financial services companies are subject to exten- sive government regulation which can limit both the amounts and types of loans and other finan- cial commitments they can make, and the interest rates and fees they can charge. Profitability may be dependent largely on the availability and cost of capital funds and the rate of corporate and consumer debt defaults. Credit losses resulting from financial difficulties of borrowers can nega- tively affect financial services companies. Financial services companies also are subject to intense competition. The securities of financial services companies also tend to be more vulner- able to interest rate fluctuations and rapidly rising inflation.
  Securities of companies within specific financial services sectors can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive envi- ronment or to changes in investor perceptions regarding a sector. Because the fund may allocate relatively more assets to certain financial services sectors than others, the fund’s performance may be more sensitive to developments which affect those sectors emphasized by the fund.
  Market risk. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a par- ticular industry or industries, such as labor short- ages or increased production costs and competi- tive conditions within an industry.
  Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.
  Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earn- ings do increase. In addition, growth stocks typi- cally lack the dividend yield that may cushion stock prices in market downturns. Value stocks involve the risk that they may never reach what the portfolio managers believe is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the portfolio man- agers misgauged that worth. They also may decline in price, even though in theory they are already undervalued.
  Foreign investment risk. To the extent the fund invests in foreign securities, its performance will be influenced by political, social and economic factors affecting investments in foreign compa- nies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
  Foreign currency risk. Investments in foreign cur- rencies are subject to the risk that those curren- cies will decline in value relative to the U.S. dol- lar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.
2

  Small and midsize company risk. Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing sig- nificant losses), and their share prices more volatile than those of larger, more established companies.The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s abil- ity to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited manage- ment group. Some of the fund’s investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipa- tion of future products and services or events whose delay or cancellation could cause the stock price to drop.
  IPO risk. The fund may purchase securities of companies in IPOs.The prices of securities pur- chased in IPOs can be very volatile.The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security pur- chased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s perfor- mance.
  Leveraging risk. The use of leverage, such as bor- rowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the fund’s gains or losses.
  Derivatives risk. The fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates). A small investment in derivatives could have a potentially large impact on the fund’s perfor- mance. The use of derivatives involves risks dif- ferent from, or possibly greater than, the risks associated with investing directly in the underly- ing assets. Derivatives can be highly volatile, illiq- uid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund’s other investments.
  Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security’s price will decline. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as “covering” the short posi- tion) at a time when the security has appreciated in value, thus resulting in a loss to the fund.
  Non-diversification risk. The fund is non-diversi- fied, which means that a relatively high percent- age of the fund’s assets may be invested in a lim- ited number of issuers.Therefore, the fund’s per- formance may be more vulnerable to changes in the market value of a single issuer and more sus- ceptible to risks associated with a single econom- ic, political or regulatory occurrence than a diver- sified fund.
Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund’s after-tax performance.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

The Fund 3

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s Class A performance from year to year. Sales loads are not reflected in the chart; if they were, the returns shown would have been lower.The table compares the average annual total returns of each of the fund’s share classes to those of the Goldman Sachs Financial Services Index, an unmanaged market-capitalization-weighted index of common stocks representative of the financial services sector. These returns include the fund’s applicable sales loads. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance of each share class will vary from the performance of the fund’s other share classes due to differences in charges and expenses.

After-tax performance is shown only for Class A shares adjusted to reflect sales loads. After-tax performance of the fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Year-by-year total returns as of 12/31 each year (%)

Average annual total returns as of 12/31/04

Share class/		Since
inception date	1 Year	inception

Class A (12/28/01)
returns before taxes	8.30%	9.88%

Class A
returns after taxes
on distributions	6.38%	9.11%

Class A
returns after taxes
on distributions and
sale of fund shares	6.19%	8.19%

Class B (10/31/03)
returns before taxes	9.74%	14.19%

Class C (10/31/03)
returns before taxes	12.72%	17.51%

Class R (10/31/03)
returns before taxes	13.63%	17.62%

Class T (10/31/03)
returns before taxes	8.56%	12.97%

Goldman Sachs
Financial Services Index
reflects no deduction for
fees, expenses or taxes	14.33%	10.73*%

* Based on the life of Clas A. For Comparative purposes, the value of the index on 12/31/01 is used as the beginning value on 12/28/01.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

4

EXPENSES

As an investor, you pay certain fees and expenses in
connection with the fund, which are described in
the table below.

Fee table
	Class A	Class B	Class C	Class R	Class T

Shareholder transaction fees (fees paid from your account)
Maximum front-end sales charge on purchases
% of offering price	5.75	none	none	none	4.50
Maximum contingent deferred sales charge (CDSC)
% of purchase or sale price, whichever is less	none*	4.00	1.00	none	none*

Annual fund operating expenses (expenses paid from fund assets)
% of average daily net assets
Management fees	.80	.80	.80	.80	.80
Rule 12b-1 fee	none	.75	.75	none	.25
Shareholder services fee	.25	.25	.25	none	.25
Other expenses	2.62	1.85	2.31	3.60	2.29

Total annual fund operating expenses	3.67	3.65	4.11	4.40	3.59

Fee waiver and/or expense reimbursements	(2.37)	(1.60)	(2.06)	(3.35)	(2.04)

Net operating expenses**	1.30	2.05	2.05	1.05	1.55

* Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.
** The Dreyfus Corporation has agreed, until September 30, 2005, to waive receipt of its fees and/or assume the expenses of the fund so that fund expenses (exclud-
ing Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed
1.05%.

Expense example
	1 Year	3 Years	5 Years	10 Years

Class A	$700	$1,427	$2,173	$4,128

Class B
with redemption	$608	$1,270	$1,952	$3,811***

without redemption	$208	$970	$1,752	$3,811***

Class C
with redemption	$308	$1,062	$1,931	$4,172

without redemption	$208	$1,062	$1,931	$4,172

Class R	$107	$1,027	$1,959	$4,336

Class T	$601	$1,320	$2,060	$4,003

*** Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The one-year example and the first year of the three-, five-, and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by Dreyfus. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the
fund’s portfolio and assisting in all aspects of the fund’s
operations.
Rule 12b-1 fee: the fee paid to the fund’s distributor for
financing the sale and distribution of Class B, C and T shares.
Because this fee is paid out of the fund’s assets on an
ongoing basis, over time it will increase the cost of your
investment and may cost you more than paying other types
of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

The Fund 5

MANAGEMENT
Investment adviser

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $158 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the fund did not pay Dreyfus a management fee as a result of a fee waiver/expense reimbursement in effect. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services com-pany with approximately $4.0 trillion of assets under management, administration or custody, including approximately $707 billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

The fund’s primary portfolio managers are Steven A. Gavios and William B. Rubin. Mr. Gavios has been a primary portfolio manager of the fund since its inception. Mr. Gavios joined Dreyfus in April 1998 as a senior managing analyst in its equity research department covering companies in the insurance, brokerage and asset management industries. Mr. Rubin has been a primary portfolio manager of the fund since October 2002. Mr. Rubin joined Dreyfus in August 2002 as a senior managing analyst in its equity research and management department covering banks, thrifts and specialty finance companies. Prior to joining Dreyfus, Mr. Rubin spent three years covering the financial sector for Keefe Managers, Inc., a hedge fund focused solely on the financial services sector.

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus funds and the Dreyfus Founders funds (together, the funds). In September 2004, plaintiffs served a consolidated amended complaint (the amended complaint) on behalf of a purported class of all persons who acquired interests in any of the funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the funds. The amended complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named Dreyfus Service Corporation (DSC), Premier Mutual Fund Services, Inc. and two additional fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the funds that were closed to new investors. The amended complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the amended complaint on November 12, 2004, and those motions are pending.

6

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the funds believe that any of the pending actions will have a material adverse effect on the funds or Dreyfus’ ability to perform its contract with the funds.

Distributor

The fund’s distributor is DSC, a wholly owned sub-sidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the fund. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of ethics

The fund, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

The Fund 7

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal periods indicated. Certain information reflects financial results for a single fund share. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

	Year Ended September 30,
Class A	2004 [1]	2003	2002 [2]

Per-Share Data ($):
Net asset value, beginning of period	13.32	10.57	12.50
Investment operations: Investment income — net [3]	.14	.14	.07

Net realized and unrealized gain (loss) on investments	2.45	2.67	(2.00)
Total from investment operations	2.59	2.81	(1.93)
Distributions: Dividends from investment income — net	(.12)	(.06)	—
Net asset value, end of period	15.79	13.32	10.57

Total Return (%)	19.70 [4]	26.51	(15.44) [5]

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets	3.67	8.54	5.62 [5]

Ratio of net expenses to average net assets	1.28	1.11	.99 [5]

Ratio of net investment income to average net assets	.93	1.19	.55 [5]

Portfolio turnover rate	67.11	41.53	47.05 [5]

Net assets, end of period ($ x 1,000)	1,795	1,440	869

[1] The fund commenced offering five classes of shares on October 31, 2003.The existing shares were redesignated Class A shares.
[2] From December 28, 2001 (commencement of operations) to September 30, 2002.
[3] Based on average shares outstanding at each month end.

[4] Exclusive of sales charge.

[5] Not annualized.

8

		Period Ended September 30, 2004 [1]

	Class B	Class C	Class R	Class T

Per-Share Data ($):
Net asset value, beginning of period	14.33	14.33	14.33	14.33

Investment operations: Investment income (loss) — net [2]	(.07)	.01	(.01)	(.11)

Net realized and unrealized gain
(loss) on investments	1.49	1.41	1.44	1.51

Total from investment operations	1.42	1.42	1.43	1.40

Distributions: Dividends from investment income — net	(.19)	(.19)	(.22)	(.20)

Net asset value, end of period	15.56	15.56	15.54	15.53

Total Return (%) [3]	10.02 [4]	10.02 [4]	10.08	9.88 [4]

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets [3]	3.35	3.77	4.04	3.30

Ratio of net expenses to average net assets [3]	2.79	2.18	2.04	2.82

Ratio of net investment income (loss) to average net assets [3]	(.53)	.09	(.04)	(.83)

Portfolio turnover rate	67.11	67.11	67.11	67.11

Net assets, end of period ($ x 1,000)	161	47	1	18

[1]	From October 31, 2003 (commencement of initial offering) to September 30, 2004.

[2]	Based on average shares outstanding at each month end.
[3]	Not annualized.
[4]	Exclusive of sales charge.

The Fund 9

Your Investment

SHAREHOLDER GUIDE

The Dreyfus Premier Funds are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees for Class B and Class C shares have the same purpose as the front-end sales charge on sales of Class A and Class T shares: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions for selling shares.

Deciding which class of shares to buy

This prospectus offers Class A, B, C, T and R shares of the fund. The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices.When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

When you invest in Class A or Class T shares you generally pay an initial sales charge. Class A shares have no ongoing Rule 12b-1 fees and Class T shares have lower ongoing Rule 12b-1 fees than either Class B or Class C shares. Each class, except Class R shares, is subject to a shareholder service fee. Class R shares are available only to limited types of investors. Please see below for more information regarding the eligibility requirements.

A more complete description of each class follows. You should review these arrangements with your investment professional before determining which class to invest in.

	Class A	Class B	Class C	Class T	Class R

Initial sales charge	up to 5.75%	none	none	up to 4.50%	none

Ongoing distribution fee
(Rule 12b-1 fee)	none	0.75%	0.75%	0.25%	none

Ongoing shareholder service fee	0.25%	0.25%	0.25%	0.25%	none

Contingent deferred sales charge	1% on sale of	sliding scale	1% on sale of	1% on sale of	none

	shares bought	over six years	shares held for	shares bought

	within one year		one year or less	within one year

	without an initial			without an initial

	sales charge as			sales charge as

	part of an			part of an

	investment of			investment of

	$1 million			$1 million

	or more			or more

Conversion feature	no	yes	no	no	no

Recommended purchase maximum	none	$100,000	$1 million	$1 million	none

10

Class A share considerations

When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class B or Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class B or Class C shares, and paying an up-front sales charge if you:

  plan to own the shares for an extended period of time, since the higher ongoing service and/or Rule 12b-1 fees on Class B and Class C shares may eventually exceed the cost of the up-front sales charge

• qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class R shares), Class A shares will always be the most advantageous choice.

Class A sales charges

	Sales charge	Sales charge

	as a % of	as a % of

Purchase amount	offering price	NAV

Less than $50,000	5.75%	6.10%

$50,000 to $99,999	4.50%	4.70%

$100,000 to $249,999	3.50%	3.60%

$250,000 to $499,999	2.50%	2.60%

$500,000 to $999,999	2.00%	2.00%

$1 million or more *	none	none

* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Class T share considerations

When you invest in Class T shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment.We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

The initial sales charge on Class A is higher than that of Class T. Nevertheless, you are usually better off purchasing Class A shares rather than Class T shares if you:

  plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fee on Class T may eventually exceed the initial sales charge differential invest at least $1 million, regardless of your investment horizon, because there is no initial sales charge at that level and Class A has no ongoing Rule 12b-1 fee

Since some of your investment goes to pay an up-front sales charge when you purchase Class T shares, you purchase fewer shares than you would with the same investment in Class B or Class C shares. Nevertheless, you should consider purchasing Class T shares, rather than Class B or Class C shares, and paying an up-front sales charge if you:

  qualify for a reduced or waived sales charge
  are unsure of your expected holding period
Class T sales charges

	Sales charge	Sales charge

	as a % of	as a % of

Purchase amount	offering price	NAV

Less than $50,000	4.50%	4.70%

$50,000 to $99,999	4.00%	4.20%

$100,000 to $249,999	3.00%	3.10%
$250,000 to $499,999	2.00%	2.00%
$500,000 to $999,999	1.50%	1.50%
$1 million or more *	none	none

* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Your Investment 11

SHAREHOLDER GUIDE (continued)

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of Dreyfus Premier Funds or Founders Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the fund’s Statement of Additional Information (SAI).

You can reduce your initial sales charge in the following ways:

  Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of the fund and certain other Dreyfus Premier Funds or Founders Funds.
  For example, if you have $1 million invested in shares of certain other Dreyfus Premier Funds or Founders Funds, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.
  Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in the fund and certain other Dreyfus Premier Funds or Founders Funds over a 13- month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.
  Combine with family members. You can also count toward the amount of your investment all invest- ments in certain other Dreyfus Premier Funds or Founders Funds, in any class of shares, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine pur- chases for purposes of reducing or eliminating sales charges. (See “How to Buy Shares” in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

  full-time or part-time employees, and their family members, of Dreyfus or any of its affiliates board members of Dreyfus and board members of the Dreyfus Family of Funds full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor
  “wrap” accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards qualified separate accounts maintained by an insurance company; and any state, county or city or instrumentality thereof investors who have continuously owned shares of the fund since before the imposition of a sales load

Class A and Class T shares may be purchased at NAV without payment of a sales charge by the fol-lowing individuals and entities:

  employees participating in certain qualified or non-qualified employee benefit plans shareholders in Dreyfus-sponsored IRA rollover accounts funded with the proceeds from a Dreyfus-sponsored qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan that invested all or a portion of its assets in the Dreyfus Family of Funds, certain funds advised by Founders Asset Management, LLC, or certain other products made available by the fund’s distributor to such plans
12

Class B and Class C share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class B or Class C shares buys more shares than the same investment would in Class A or Class T shares. However, you will pay higher ongoing Rule 12b-1 fees. Over time these fees may cost you more than paying an initial sales charge on Class A or Class T shares.

Due to availability of sales charge discounts for Class A and Class T shares and the higher ongoing fees for Class B and Class C shares, the fund will generally not accept a purchase order for Class B shares in the amount of $100,000 or more and will generally not accept a purchase order for Class C shares in the amount of $1 million or more.While the fund will take reasonable steps to prevent investments of $100,000 or more in Class B shares, and $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class B shares sold within six years are subject to the following CDSCs:

Class B sales charges

CDSC as a % of
For shares	amount redeemed

sold in the:	subject to the charge

First year	4.00%

Second year	4.00%

Third year	3.00%

Fourth year	3.00%

Fifth year	2.00%
Sixth year	1.00%

Thereafter	none

Class B shares convert to Class A shares (which are not subject to a Rule 12b-1 fee) at the end of the calendar quarter six years after the date they were purchased. If you intend to hold your shares less than six years, Class C shares will generally be more economical than Class B shares.

Class C shares redeemed within one year are subject to a 1% CDSC. Unlike Class B shares, Class C shares will never convert to Class A shares. As a result, long-term Class C shareholders pay higher ongoing Rule 12b-1 fees over the life of their investment.

Class R share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class R shares buys more shares than the same investment would in Class A or Class T shares. There is also no CDSC imposed on purchases of Class R shares, and you do not pay any ongoing service or distribution fees.

Class R shares may be purchased by:

  a bank trust department or other financial ser- vices provider acting on behalf of its customers having a qualified trust or investment account or relationship at such institution a custodian, trustee, investment manager or other entity authorized to act on behalf of a qualified or non-qualified employee benefit plan that has entered an agreement with the fund’s distributor or a SEP-IRA

CDSC waivers

The CDSC on Class A, B, C and T shares may be waived in the following cases:

  permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased redemptions made within one year of death or disability of the shareholder redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 redemptions of Class B or Class C shares through the fund’s Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually redemptions from qualified and unqualified employee benefit plans

Your Investment 13

SHAREHOLDER GUIDE (continued)
Buying shares

The net asset value (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business.Your order will be priced at the next NAV calculated after your order is accepted by the fund’s transfer agent or other authorized entity. The fund’s investments are valued on the basis of market quotations or official closing prices. If market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those investments at fair value as determined in accordance with the procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Minimum investments
	Initial	Additional

Regular accounts	$1,000	$100; $500 for
		Dreyfus TeleTransfer
		investments
Traditional IRAs	$750	no minimum
Spousal IRAs	$750	no minimum
Roth IRAs	$750	no minimum
Education Savings	$500	no minimum
Accounts		after the first year

All investments must be in U.S. dollars. Third-party checks
cannot be accepted. You may be charged a fee for any
check that does not clear. Maximum Dreyfus TeleTransfer
purchase is $150,000 per day.

Concepts to understand

Net asset value (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund’s Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and a CDSC.

14

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the Statement of Additional Information for additional details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares
Limitations on selling shares
by phone or online

Proceeds	Minimum	Maximum
sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day

Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day

Dreyfus	$500	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

* Not available online on accounts whose address has been changed within the last 30 days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more also must be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment 15

SHAREHOLDER GUIDE (continued)
General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors.

Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)
  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)
  refuse any purchase or exchange request, including those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading.A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus, Dreyfus/Founders and Mellon Funds Trust funds, and, if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade.At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, con-trol or perceived affiliation.

16

Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the selling agreements between the distributor and financial intermediaries include obligations to comply with all applicable federal and state securities laws and rules, regulations, requirements and conditions of all applicable regulatory and self-regulatory agencies or authorities. Moreover, the intermediaries agree that the fund’s procedures relating to all orders and the handling thereof will be subject to the terms of the prospectus and the distributor’s written instructions. In order to seek assurances that such intermediaries comply with rules and regulations, all intermedi-aries, including those whose trades occur through omnibus accounts, have been sent written reminders of their obligations under the selling agreements, specifically highlighting rules relating to late trading. Further, all intermediaries have been requested in writing to notify the distributor immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

Although these policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges and automatic non-discre-tionary rebalancing programs approved in writing by Dreyfus generally are not considered to be frequent trading.

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; Education Savings Accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

Your Investment 17

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordi-nary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your redemption of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

18

SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions.You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing

Dreyfus Automatic	For making automatic investments
Asset Builder®	from a designated bank account.

Dreyfus Payroll	For making automatic investments
Savings Plan	through a payroll deduction.

Dreyfus Government	For making automatic investments
Direct Deposit	from your federal employment,
Privilege	Social Security or other regular
federal government check.

Dreyfus Dividend	For automatically reinvesting the
Sweep	dividends and distributions from
the fund into another Dreyfus fund
or certain Founders-advised funds
(not available for IRAs).

For exchanging shares

Dreyfus Auto-	For making regular exchanges from
Exchange Privilege	the fund into another Dreyfus fund
or certain Founders-advised funds.

For selling shares

Dreyfus Automatic	For making regular withdrawals
Withdrawal Plan	from most Dreyfus funds. There will
be no CDSC on Class B or Class C
shares, as long as the amount of any
withdrawal does not exceed on an
annual basis 12% of the greater of the
account value at the time of the first
withdrawal under the plan, or at the
time of the subsequent withdrawal.

Exchange privilege

You can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds.You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account.This privilege may be used only once.

Account statements

Every fund investor automatically receives regular account statements.You’ll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Your Investment 19

To open an account, make subsequent investments or to
sell shares, please contact your financial representative
or call toll free in the U.S. 1-800-554-4611.
Make checks payable to: The Dreyfus Family of Funds.

Concepts to understand

Wire transfer: for transferring money from one financial
institution to another. Wiring is the fastest way to move
money, although your bank may charge a fee to send or
receive wire transfers. Wire redemptions from the fund are
subject to a $1,000 minimum.
Electronic check: for transferring money out of a bank
account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks
usually are available without a fee at all Automated Clearing
House (ACH) banks.

20

Your Investment 21

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-

4611.

Make checks payable to: The Dreyfus Trust Company, Custodian.

22

NOTES

NOTES

NOTES

For More Information

Dreyfus Premier Financial Services Fund
A series of Dreyfus Premier Opportunity Funds
SEC file number: 811-9891

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s managers discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its poli-cies.A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, on its Web site at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds –Mutual Fund Total Holdings.The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose on the Web site its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available (i) in the fund’s SAI, and (ii) on the fund’s Web site at www.dreyfus.com.

To obtain information:

By telephone
Call your financial representative or 1-800-554-4611
By mail Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2005 Dreyfus Service Corporation

Dreyfus Premier
Natural Leaders Fund

Seeks long-term capital appreciation by investing in
companies in the natural resources sectors

PROSPECTUS February 1, 2005

Contents

The Fund

Goal/Approach	1
Main Risks	2
Past Performance	4
Expenses	5
Management	6
Financial Highlights	8

Your Investment

Shareholder Guide	9

Distributions and Taxes	17
Services for Fund Investors	18
Instructions for Regular Accounts	19
Instructions for IRAs	21

For More Information

See back cover.

Dreyfus Premier Natural Leaders Fund

Ticker Symbols	Class A: DNLAX
Class B: DLDBX
Class C: DLDCX
Class R: DLDRX
Class T: DLDTX

The Fund

GOAL/APPROACH

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 65% of its assets in stocks of companies in the natural resources and natural resources related sectors. Generally, these are companies principally engaged in owning or developing natural resources, or supplying goods, technology and services relating to natural resources.These companies may include, for example, companies involved either directly or through subsidiaries in exploring, mining, drilling, refining, processing, transporting, distributing, fabricating, dealing in, or owning natural resources, and companies providing environmental services.There are no prescribed limits on the weightings of securities in any particular natural resources sector or in any individual company, and the fund may invest in companies of any market capitalization. The fund typically will invest in equity securities of U.S.-based companies, but may invest up to 45% of its total assets in foreign securities, including emerging market securities.The fund may invest in securities the terms of which are related to the market value of a natural resource, commodity or related index. The fund’s stock investments may include common stocks, preferred stocks, warrants and convertible securities, including those purchased in initial public offerings (IPOs), and American Depositary Receipts (ADRs).The fund also may invest in securities issued by exchange-traded funds which generally are designed to provide investment results corresponding to an index.

The fund invests in growth and value stocks, and typically will maintain exposure to the major natural resources sectors. Using fundamental research and direct management contact, the portfolio manager seeks stocks or companies with strong positions in their natural resources sector, sustained achievement records and strong financial condition. The portfolio manager also looks for special situations, such as corporate restructurings, turnarounds or management changes, that could increase the stock price.

The fund typically sells a stock when the reasons for buying it no longer apply or when the company begins to show deteriorating fundamentals or poor relative performance or when a stock is fully valued by the market. The fund may also sell a stock to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may, but is not required to, use derivatives, such as futures, options and options on futures, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. Typically, the fund would invest in commodity-linked derivative instruments that provide exposure to the investment returns of the commodities markets, such as futures and options on futures with respect to the Goldman Sachs Commodity Index (GSCI®) or the Dow Jones AIG Commodity Index (DJ-AIGCI).The fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

Concepts to understand

Natural resources: include, but are not limited to, precious metals (e.g., gold, platinum and silver), ferrous and non-ferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gases) and other sources (including alternative sources) of energy, chemicals, paper and forest products, farming products, real estate, food, textile and tobacco products, and other basic commodities.

Growth companies: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively higher price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

Value companies: companies that appear undervalued in terms of price relative to other financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

The Fund 1

MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

  Natural resources sector risk. Because the fund’s investments are concentrated in the natural resources and related sectors, the value of its shares will be affected by factors particular to those sectors and may fluctuate more widely than that of a fund which invests in a broad range of industries. The market value of these securities may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or mili- tary confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and other risks to which foreign securities are subject also may affect domestic companies in which the fund invests if they have significant operations or investments in foreign countries. In addition, interest rates, prices of raw materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both domestic and for- eign) may affect the supply of and demand for natural resources, which can affect the profitabil- ity and value of securities issued by companies in the natural resources sectors.
  Securities of companies within specific natural resources sectors can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive envi- ronment or to changes in investor perceptions regarding a sector. Because the fund may allocate relatively more assets to certain natural resources sectors than others, the fund’s performance may be more sensitive to developments which affect those sectors emphasized by the fund.
  Market risk. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
  Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, finan- cial leverage and reduced demand for the issuer’s products or services.
  Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earn- ings do increase. In addition, growth stocks typi- cally lack the dividend yield that may cushion stock prices in market downturns. Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the portfolio man- ager misgauged that worth. They also may decline in price, even though in theory they are already undervalued.
  Foreign investment risk. To the extent the fund invests in foreign securities, its performance will be influenced by political, social and economic factors affecting investments in foreign compa- nies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
  Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.
  Emerging market risk. The fund may invest in the stocks of companies located in emerging markets.
  Emerging markets tend to be more volatile than the markets of more mature economies, and gen- erally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price.
2

  Small and midsize company risk. Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing signif- icant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the fund’s investments will rise and fall based on investor perception rather than econom- ic factors. Other investments, including special sit- uations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.
  Exchange-traded fund risk. Exchange-traded funds in which the fund may invest involve certain inherent risks generally associated with invest- ments in a portfolio of common stocks of com- panies in the natural resources and natural resources related sectors. Moreover, an exchange- traded fund may not fully replicate the perfor- mance of its benchmark index because of the temporary unavailability of certain index securi- ties in the secondary market or discrepancies between the exchange-traded fund and the index with respect to the weighting of securities or the number of stocks held. Investing in exchange- traded funds may involve duplication of advisory fees and certain other expenses.
  IPO risk. The fund may purchase securities of com- panies in IPOs.The prices of securities purchased in IPOs can be very volatile.The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appre- ciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.
  Leveraging risk. The use of leverage, such as bor- rowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the fund’s gains or losses.
  Derivatives risk. The fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), and swaps. A small investment in derivatives could have a potentially large impact on the fund’s per- formance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underly- ing assets. Derivatives can be highly volatile, illiq- uid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund’s other investments.
  Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security’s price will decline. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as “covering” the short posi- tion) at a time when the security has appreciated in value, thus resulting in a loss to the fund.
  Non-diversification risk. The fund is non-diversi- fied, which means that a relatively high percent- age of the fund’s assets may be invested in a lim- ited number of issuers.Therefore, the fund’s per- formance may be more vulnerable to changes in the market value of a single issuer and more sus- ceptible to risks associated with a single econom- ic, political or regulatory occurrence than a diver- sified fund.
Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund’s after-tax performance.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

The Fund 3

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund.The bar chart shows the performance of Class A shares for the fund’s first full calendar year of operations. Sales loads are not reflected in the chart; if they were, the returns shown would have been lower.The table compares the average annual total returns of each of the fund’s share classes to those of the S&P 500, a broad measure of stock performance. The returns shown in the table reflect any applicable sales loads. All returns assume reinvestment of dividends and dis-tributions. Of course, past performance is no guarantee of future results. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in charges and expenses.

After-tax performance is shown only for Class A shares. After-tax performance of the fund’s other share classes will vary.After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as individual retirement accounts.

Best Quarter:	Q3 ’04	+10.85%

Worst Quarter:	Q2 ’04	+0.39%

Average annual total returns as of 12/31/04

		Since
		inception
Share class	1 Year	(10/31/03)

Class A
returns before taxes	20.63%	32.59%

Class A
returns after taxes
on distributions	19.46%	31.49%

Class A
returns after taxes
on distributions and
sale of fund shares	13.60%	27.23%

Class B
returns before taxes	23.03%	35.14%

Class C
returns before taxes	26.10%	38.45%

Class R
returns before taxes	28.45%	39.87%

Class T
returns before taxes	22.08%	33.84%

S&P 500
reflects no deduction for
fees, expenses or taxes	10.87%	15.00%

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

4

EXPENSES

As an investor, you pay certain fees and expenses in
connection with the fund, which are described in
the table below.

Fee table
	Class A	Class B	Class C	Class R	Class T

Shareholder transaction fees (fees paid from your account)
Maximum front-end sales charge on purchases
% of offering price	5.75	none	none	none	4.50
Maximum contingent deferred sales charge (CDSC)
% of purchase or sale price, whichever is less	none*	4.00	1.00	none	none*

Annual fund operating expenses (expenses paid from fund assets)
% of average daily net assets
Management fees	.75	.75	.75	.75	.75
Rule 12b-1 fee	none	.75	.75	none	.25
Shareholder services fee	.25	.25	.25	none	.25
Other expenses	6.41	7.44	7.10	8.18	8.65

Total annual fund operating expenses	7.41	9.19	8.85	8.93	9.90

Fee waiver and/or expense reimbursements	(5.91)	(6.94)	(6.60)	(7.68)	(8.15)

Net operating expenses**	1.50	2.25	2.25	1.25	1.75

*	Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.

**	The Dreyfus Corporation has agreed, until September 30, 2005, to waive receipt of its fees and/or assume the expenses of the fund so that fund expenses (excluding Rule12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.25%.

Expense example
	1 Year	3 Years	5 Years	10 Years

Class A	$719	$2,130	$3,474	$6,560

Class B
with redemption	$628	$2,338	$3,900	$6,822***

without redemption	$228	$2,038	$3,700	$6,822***

Class C
with redemption	$328	$1,977	$3,595	$7,123

without redemption	$228	$1,977	$3,592	$7,123

Class R	$127	$1,908	$3,552	$7,128

Class T	$620	$2,478	$4,158	$7,689

***	Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The one-year example and the first year of the three-, five-, and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by Dreyfus. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

Rule 12b-1 fee: the fee paid to the fund’s distributor for financing the sale and distribution of Class B, C and T shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

The Fund 5

MANAGEMENT
Investment adviser

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $158 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the fund did not pay Dreyfus a management fee as a result of a fee waiver/expense reim-bursement in effect. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services com-pany with approximately $4.0 trillion of assets under management, administration or custody, including approximately $707 billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Hilary Woods has been the fund’s primary portfolio manager since the fund’s inception. Ms. Woods joined Dreyfus in 1987 as senior sector manager for the capital goods industry.

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus funds and the Dreyfus Founders funds (together, the funds). In September 2004, plaintiffs served a consolidated amended complaint (the amended complaint) on behalf of a purported class of all persons who acquired interests in any of the funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the funds. The amended complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named Dreyfus Service Corporation (DSC), Premier Mutual Fund Services, Inc. and two additional fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the funds that were closed to new investors. The amended complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the funds. Dreyfus believes the allegations to be totally without merit and intends to defend the

6

action vigorously. Defendants filed motions to dismiss the amended complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the funds believe that any of the pending actions will have a material adverse effect on the funds or Dreyfus’ ability to perform its contract with the funds.

Distributor

The fund’s distributor is DSC, a wholly owned sub-sidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the fund. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of ethics

The fund, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

The Fund 7

FINANCIAL HIGHLIGHTS

The following table describes the performance for each share class for the fiscal period from October 31, 2003 (commencement of operations) to September 30, 2004. Certain information reflects financial results for a single fund share. “Total return” shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

		Period Ended September 30, 2004
	Class A	Class B	Class C	Class R	Class T

	Shares	Shares	Shares	Shares	Shares

Per-Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50	12.50	12.50

Investment operations: Investment income (loss) — net [1]	.10	(.01)	(.01)	.11	.04

Net realized and unrealized
gain (loss) on investments	4.36	4.35	4.36	4.40	4.39

Total from investment operations	4.46	4.34	4.35	4.51	4.43

Net asset value, end of period	16.96	16.84	16.85	17.01	16.93

Total Return (%) [2]	35.68 [3]	34.72 [3]	34.80 [3]	36.08	35.44 [3]

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets [2]	6.80	8.44	8.12	8.19	9.09

Ratio of net expenses to average net assets [2]	1.38	2.07	2.07	1.15	1.61

Ratio of net investment income (loss) to average net assets [2]	.65	(.05)	(.09)	.75	.25

Portfolio turnover rate [2]	155.28	155.28	155.28	155.28	155.28

Net assets, end of period ($ x 1,000)	2,162	718	604	340	286

1 Based on average shares outstanding at each month end.

2 Not annualized.

3 Exclusive of sales charge.

8

Your	Investment

SHAREHOLDER GUIDE

The Dreyfus Premier Funds are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees for Class B and Class C shares have the same purpose as the front-end sales charge on sales of Class A and Class T shares: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions for selling shares.

Deciding which class of shares to buy

This prospectus offers Class A, B, C, T and R shares of the fund. The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices.When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

When you invest in Class A or Class T shares you generally pay an initial sales charge. Class A shares have no ongoing Rule 12b-1 fees and Class T shares have lower ongoing Rule 12b-1 fees than either Class B or Class C shares. Each class, except Class R shares, is subject to a shareholder service fee. Class R shares are available only to limited types of investors. Please see below for more information regarding the eligibility requirements.

A more complete description of each class follows. You should review these arrangements with your investment professional before determining which class to invest in.

	Class A	Class B	Class C	Class T	Class R

Initial sales charge	up to 5.75%	none	none	up to 4.50%	none

Ongoing distribution fee
(Rule 12b-1 fee)	none	0.75%	0.75%	0.25%	none

Ongoing shareholder service fee	0.25%	0.25%	0.25%	0.25%	none

Contingent deferred sales charge	1% on sale of	sliding scale	1% on sale of	1% on sale of	none

	shares bought	over six years	shares held for	shares bought

	within one year		one year or less	within one year

	without an initial			without an initial

	sales charge as			sales charge as

	part of an			part of an

	investment of			investment of

	$1 million			$1 million

	or more			or more

Conversion feature	no	yes	no	no	no

Recommended purchase maximum	none	$100,000	$1 million	$1 million	none

Your Investment 9

SHAREHOLDER GUIDE (continued)

Class A share considerations

When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class B or Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class B or Class C shares, and paying an up-front sales charge if you:

  plan to own the shares for an extended period of time, since the higher ongoing service and/or Rule 12b-1 fees on Class B and Class C shares may eventually exceed the cost of the up-front sales charge

• qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class R shares), Class A shares will always be the most advantageous choice.

Class A sales charges

	Sales charge	Sales charge

	as a % of	as a % of

Purchase amount	offering price	NAV

Less than $50,000	5.75%	6.10%

$50,000 to $99,999	4.50%	4.70%

$100,000 to $249,999	3.50%	3.60%

$250,000 to $499,999	2.50%	2.60%

$500,000 to $999,999	2.00%	2.00%

$1 million or more *	none	none

* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Class T share considerations

When you invest in Class T shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment.We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

The initial sales charge on Class A is higher than that of Class T. Nevertheless, you are usually better off purchasing Class A shares rather than Class T shares if you:

  plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fee on Class T may eventually exceed the initial sales charge differential invest at least $1 million, regardless of your investment horizon, because there is no initial sales charge at that level and Class A has no ongoing Rule 12b-1 fee

Since some of your investment goes to pay an up-front sales charge when you purchase Class T shares, you purchase fewer shares than you would with the same investment in Class B or Class C shares. Nevertheless, you should consider purchasing Class T shares, rather than Class B or Class C shares, and paying an up-front sales charge if you:

  qualify for a reduced or waived sales charge
  are unsure of your expected holding period
Class T sales charges

	Sales charge	Sales charge

	as a % of	as a % of

Purchase amount	offering price	NAV

Less than $50,000	4.50%	4.70%

$50,000 to $99,999	4.00%	4.20%

$100,000 to $249,999	3.00%	3.10%
$250,000 to $499,999	2.00%	2.00%
$500,000 to $999,999	1.50%	1.50%
$1 million or more *	none	none

*	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

10

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of Dreyfus Premier Funds or Founders Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the fund’s Statement of Additional Information.

You can reduce your initial sales charge in the following ways:

  Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of the fund and certain other Dreyfus Premier Funds or Founders Funds. For example, if you have $1 million invested in shares of certain other Dreyfus Premier Funds or Founders Funds, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.
  Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in the fund and certain other Dreyfus Premier Funds or Founders Funds over a 13-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.
  Combine with family members. You can also count toward the amount of your investment all invest- ments in certain other Dreyfus Premier Funds or Founders Funds, in any class of shares, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine pur- chases for purposes of reducing or eliminating sales charges. (See “How to Buy Shares” in the Statement of Additional Information.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

  full-time or part-time employees, and their family members, of Dreyfus or any of its affiliates board members of Dreyfus and board members of the Dreyfus Family of Funds full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor
  “wrap” accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts investors who have continuously owned shares of the fund since before the imposition of a sales load

Class A and Class T shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

  employees participating in qualified or non- qualified employee benefit plans shareholders in Dreyfus-sponsored IRA rollover accounts funded with the proceeds from a Dreyfus-sponsored qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan that invested all or a portion of its assets in the Dreyfus Family of Funds, certain funds advised by Founders Asset Management, LLC, or certain other products made available by the fund’s distributor to such plans

Your Investment 11

SHAREHOLDER GUIDE (continued)
Class B and Class C share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class B or Class C shares buys more shares than the same investment would in Class A or Class T shares. However, you will pay higher ongoing service and/or distribution fees. Over time these fees may cost you more than paying an initial sales charge on Class A or Class T shares.

Due to availability of sales charge discounts for Class A and Class T shares and the higher ongoing fees for Class B and Class C shares, the fund will generally not accept a purchase order for Class B shares in the amount of $100,000 or more and will generally not accept a purchase order for Class C shares in the amount of $1 million or more.While the fund will take reasonable steps to prevent investments of $100,000 or more in Class B shares, and $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class B shares sold within six years are subject to the following CDSCs:

Class B sales charges

CDSC as a % of
For shares	amount redeemed

sold in the:	subject to the charge

First year	4.00%

Second year	4.00%

Third year	3.00%

Fourth year	3.00%

Fifth year	2.00%
Sixth year	1.00%

Thereafter	none

Class B shares convert to Class A shares (which are not subject to a Rule 12b-1 fee) at the end of the calendar quarter six years after the date they were purchased. If you intend to hold your shares less than six years, Class C shares will generally be more economical than Class B shares.

Class C shares redeemed within one year are subject to a 1% CDSC. Unlike Class B shares, Class C shares will never convert to Class A shares. As a result, long-term Class C shareholders pay higher ongoing Rule 12b-1 fees over the life of their investment.

Class R share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class R shares buys more shares than the same investment would in Class A or Class T shares. There is also no CDSC imposed on purchases of Class R shares, and you do not pay any ongoing service or distribution fees.

You may buy Class R shares if you are:

  a bank trust department or other financial ser- vices provider acting on behalf of its customers having a qualified trust or investment account or relationship at such institution a custodian, trustee, investment manager or other entity authorized to act on behalf of a qualified or non-qualified employee benefit plan that has entered an agreement with the fund’s distributor or a SEP-IRA

CDSC waivers

The CDSC on Class A, B, C and T shares may be waived in the following cases:

  permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased redemptions made within one year of death or disability of the shareholder redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 redemptions through the fund’s Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually redemptions from qualified and unqualified employee benefit plans
12

Buying shares

The net asset value (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business.Your order will be priced at the next NAV calculated after your order is accepted by the fund’s transfer agent or other authorized entity.The fund’s investments are valued on the basis of market quotations or official closing prices. If market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those investments at fair value as determined in accordance with the procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Minimum investments
	Initial	Additional

Regular accounts	$1,000	$100; $500 for
		Dreyfus TeleTransfer
		investments
Traditional IRAs	$750	no minimum
Spousal IRAs	$750	no minimum
Roth IRAs	$750	no minimum
Education Savings	$500	no minimum
Accounts		after the first year

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Concepts to understand

Net asset value (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund’s Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and a CDSC.

Your Investment 13

SHAREHOLDER GUIDE (continued)
Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the Statement of Additional Information for additional details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares
Limitations on selling shares
by phone or online

Proceeds	Minimum	Maximum
sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day

Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day

Dreyfus	$500	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

*	Not available online on accounts whose address has been changed within the last 30 days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

  amounts of $10,000 or more on accounts whose addresshas been changed within the last 30 days requests to send the proceeds to a different payee oraddress

Written sell orders of $100,000 or more also must be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

14

General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)
  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)
  refuse any purchase or exchange request, including those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading.A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus, Dreyfus/Founders and Mellon Funds Trust funds, and, if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade.At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, con-trol or perceived affiliation.

Your Investment 15

SHAREHOLDER GUIDE (continued)

Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the selling agreements between the distributor and financial intermediaries include obligations to comply with all applicable federal and state securities laws and rules, regulations, requirements and conditions of all applicable regulatory and self-regulatory agencies or authorities. Moreover, the intermediaries agree that the fund’s procedures relating to all orders and the handling thereof will be subject to the terms of the prospectus and the distributor’s written instructions. In order to seek assurances that such intermediaries comply with rules and regulations, all intermedi-aries, including those whose trades occur through omnibus accounts, have been sent written reminders of their obligations under the selling agreements, specifically highlighting rules relating to late trading. Further, all intermediaries have been requested in writing to notify the distributor immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

Although these policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges and automatic non-discre-tionary rebalancing programs approved in writing by Dreyfus generally are not considered to be frequent trading.

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; Education Savings Accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

16

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your redemption of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive upon redemption.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

Your Investment 17

SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions.You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing

Dreyfus Automatic	For making automatic investments
Asset Builder®	from a designated bank account.

Dreyfus Payroll	For making automatic investments
Savings Plan	through a payroll deduction.

Dreyfus Government	For making automatic investments
Direct Deposit	from your federal employment,
Privilege	Social Security or other regular
federal government check.

Dreyfus Dividend	For automatically reinvesting the
Sweep	dividends and distributions from
the fund into another Dreyfus fund
or certain Founders-advised funds
(not available for IRAs).

For exchanging shares

Dreyfus Auto-	For making regular exchanges from
Exchange Privilege	the fund into another Dreyfus fund
or certain Founders-advised funds.

For selling shares

Dreyfus Automatic	For making regular withdrawals
Withdrawal Plan	from most Dreyfus funds. There will
be no CDSC on Class B or C shares,
as long as the amount of any with-
drawal does not exceed on an annual
basis 12% of the greater of the
account value at the time of the first
withdrawal under the plan, or at the
time of the subsequent withdrawal.

Exchange privilege

You can exchange shares worth $500 or more

(no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds.You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account.This privilege may be used only once.

Account statements

Every fund investor automatically receives regular account statements.You’ll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

18

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611.

Make checks payable to: The Dreyfus Family of Funds.

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment 19

20

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: The Dreyfus Trust Company, Custodian.

Your Investment 21

For More Information

Dreyfus Premier Natural Leaders Fund
A series of Dreyfus Premier Opportunity Funds

SEC file number: 811-9891

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s portfolio manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its poli-cies.A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, on its Web site at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds –Mutual Fund Total Holdings.The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose on the Web site its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available (i) in the fund’s SAI, and (ii) on the fund’s Web site at www.dreyfus.com.

To obtain information:
By telephone
Call your financial representative or 1-800-554-4611
By mail Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by e-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2005 Dreyfus Service Corporation

DREYFUS PREMIER OPPORTUNITY FUNDS

DREYFUS PREMIER ENTERPRISE FUND
(Class A, Class B, Class C and Class T Shares)
DREYFUS PREMIER HEALTH CARE FUND
(Class A, Class B, Class C, Class R and Class T Shares)
DREYFUS PREMIER FINANCIAL SERVICES FUND
(Class A, Class B, Class C, Class R and Class T Shares)
DREYFUS PREMIER NATURAL LEADERS FUND
(Class A, Class B, Class C, Class R and Class T Shares)
DREYFUS PREMIER CONSUMER FUND
(Class A, Class B, Class C, Class R and Class T Shares)

STATEMENT OF ADDITIONAL INFORMATION
FEBRUARY 1, 2005

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Premier Health Care Fund dated August 31, 2004, Dreyfus Premier Enterprise Fund dated February 1, 2005, Dreyfus Premier Financial Services Fund dated February 1, 2005, Dreyfus Premier Natural Leaders Fund dated February 1, 2005, and Dreyfus Premier Consumer Fund dated November 1, 2004, each a separate series (each, a "Fund" and collectively, the "Funds") of Dreyfus Premier Opportunity Funds (the "Company"), as each Prospectus may be revised from time to time. To obtain a copy of the relevant Fund's Prospectus please call your financial adviser or write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit the Dreyfus.com website, or call 1-800-554-4611.

     The most recent Annual Report and/or Semi-Annual Report to Shareholders for each Fund are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this Statement of Additional Information. As a new fund, an Annual Report or Semi-Annual Report to Shareholders for Dreyfus Premier Consumer Fund may not be available.

DESCRIPTION OF THE COMPANY AND FUNDS

     The Company is a Massachusetts business trust that commenced operations on June 26, 2000. Each Fund is a separate series of the Company, an open-end management investment company, known as a mutual fund.

     The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser. The Manager has engaged Founders Asset Management LLC ("Founders"), an indirect subsidiary of the Manager, to serve as sub-investment adviser to Dreyfus Premier Enterprise Fund and to provide day-to-day management of such Fund's investments, subject to the supervision of the Manager.

Dreyfus Service Corporation (the "Distributor") is the distributor of each Fund's shares.

Certain Portfolio Securities

     The following information supplements (except as noted) and should be read in conjunction with the relevant Fund's Prospectus.

     Common and Preferred Stocks. (All Funds) Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stock in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decrease in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, a Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Each Fund may purchase trust preferred securities which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

     Convertible Securities. (All Funds) Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

     Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

     Depositary Receipts. (All Funds) A Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs"), Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs"), and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

     These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

     Foreign Government Obligations; Securities of Supranational Entities. (All Funds) Each Fund may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that the Manager (or Founders with respect to Dreyfus Premier Enterprise Fund) determines to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

     Warrants. (All Funds) A warrant is a form of derivative that gives the holder the right to subscribe to a specified amount of the issuing corporation's capital stock at a set price for a specified period of time. Each Fund may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Fund that are sold in units with, or attached to, other securities.

     Investment Companies. (All Funds) Each Fund may invest in securities issued by registered and unregistered investment companies, including exchange-traded funds described below. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses that the Fund bears directly in connection with its own operations. Each Fund also may invest its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund's securities lending program in shares of one or more money market funds advised by the Manager. Such investments will not be subject to the limitations described above, except that a Fund's aggregate investment of uninvested cash reserves in such money market funds may not exceed 25% of its total assets. See "Lending Portfolio Securities."

     Exchange-Traded Funds. (All Funds) Each Fund may invest in shares of exchange-traded funds (collectively, "ETFs"), which typically are designed to provide investment results corresponding to a securities or commodities index. These may include Standard & Poor's Depositary Receipts ("SPDRs"), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as "Nasdaq-100 Shares") and iShares exchange-traded funds ("iShares"), such as iShares Russell 2000 Growth Index Fund. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities or commodities of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

     The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Thus, investments in ETFs that are designed to correspond to an equity index, for example, involve certain inherent risks generally associated with investments in the underlying common stocks, including the risk that the component stock prices may decline, thereby adversely affecting the value of ETFs invested in by a Fund. Moreover, a Fund's investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

     Corporate Debt Securities. (Dreyfus Premier Financial Services Fund and Dreyfus Premier Consumer Fund only) Corporate debt securities include corporate bonds, debentures, notes and other similar instruments. Debt securities may be acquired with warrants attached. Corporate income-producing securities also may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Such securities may include those whose principal amount or redemption price is indexed to, and thus varies directly with, changes in the market price of certain commodities.

     Variable and Floating Rate Securities. (Dreyfus Premier Financial Services Fund and Dreyfus Premier Consumer Fund only) Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

     The Fund may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, although the Fund will participate in any declines in interest rates as well.

     The Fund also may invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

     Real Estate Investment Trusts. (All Funds) Each Fund may invest in real estate investment trusts ("REITs"). A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

     REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

     Illiquid Securities. (All Funds) Each Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should it desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

     Money Market Instruments. (All Funds) When the Manager (or Founders with respect to Dreyfus Premier Enterprise Fund) determines that adverse market conditions exist, a Fund may adopt a temporary defensive position and invest up to 100% of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper. A Fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

Investment Techniques

     The following information supplements (except as noted) and should be read in conjunction with the relevant Fund's Prospectus.

     Foreign Currency Transactions. (All Funds) Each Fund may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

     Foreign currency transactions may involve, for example, a Fund's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive. A Fund's success in these transactions will depend principally on the ability of the Manager (or Founders with respect to

Dreyfus Premier Enterprise Fund) to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

     Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad.

     Short-Selling. (All Funds, except Dreyfus Premier Enterprise Fund) In these transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.

     A Fund will not sell securities short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. The Fund may not make a short sale that results in the Fund having sold short in the aggregate more than 5% of the outstanding securities of any class of an issuer.

     A Fund also may make short sales "against the box," in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of the Fund's net assets be in deposits on short sales against the box.

     Until the Fund closes its short position or replaces the borrowed security, it will: (a) segregate permissible liquid assets in an amount that, together with the amount provided as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

     Borrowing Money. (All Funds) Each Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Dreyfus Premier Enterprise Fund, however, currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

     Leverage. (All Funds, except Dreyfus Premier Enterprise Fund) Leveraging (buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. These borrowings will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the 1940 Act requires the Fund to maintain continuous asset coverage (total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     Each of these Funds may enter into reverse repurchase agreements with banks, broker/dealers or other financial institutions. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. To the extent the Fund enters into a reverse repurchase agreement, the Fund will segregate permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission. The Securities and Exchange Commission views reverse repurchase transactions as collateralized borrowings by the Fund. Except for these transactions, the Fund's borrowings generally will be unsecured.

     Derivatives. (All Funds) Each Fund may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts, structured notes, and swap agreements. Derivatives may provide a cheaper, quicker or more specifically focused way for a Fund to invest than "traditional" securities would. A Fund's portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund's performance.

     If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. A Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. In contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager (or Founders with respect to Dreyfus Premier Enterprise Fund) will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by a Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

     Neither the Company nor any of the Funds will be a commodity pool. In addition, as a registered investment company, the Company has filed notice with the Commodity Futures Trading Commission and the National Futures Association of its eligibility for an exclusion from the definition of commodity pool operator and, therefore, the Company is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Futures Transactions—In General. (All Funds) A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy from or sell to the writer of the option a position in a futures contract at a specified price on or before a specified expiration date. To the extent described in its Prospectus and this Statement of Additional Information, a Fund may invest in futures contracts and options on futures contracts, including those with respect to interest rates, commodities, and security or commodity indexes. To the extent a Fund may invest in foreign currency-denominated securities, it also may invest in foreign currency futures contracts and options thereon.

     Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Transaction costs also are included in these calculations.

     Each Fund may enter into futures contracts in U.S. domestic markets or, if applicable, on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits a Fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include commodities that are traded on domestic exchanges or those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

     Engaging in these transactions involves risk of loss to a Fund that could adversely affect the value of the Fund's net assets. Although each Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

     Successful use of futures by a Fund also is subject to the ability of the Manager (or Founders with respect to Dreyfus Premier Enterprise Fund) to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

     Pursuant to regulations and/or published positions of the Securities and Exchange Commission, a Fund may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.

Specific Futures Transactions. Each Fund may purchase and sell stock index futures contracts and options thereon. A stock index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

     Each Fund may purchase and sell interest rate futures contracts and options thereon. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

     Each Fund may purchase and sell currency futures and options thereon. A foreign currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

     Dreyfus Premier Natural Leaders Fund may invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties – typically, one party agrees to buy a commodity, such as energy, agricultural or metal commodity, from the other party at a later date, price and quantity agreed-upon when the contract is made. Despite the daily price limits on the futures exchanges, the price volatility of commodity futures contracts has been historically greater than that for traditional securities such as stocks and bonds. To the extent that the Fund invests in commodity futures contracts, the assets of the Fund, and therefore the prices of Fund shares, may be subject to greater volatility. The commodities or commodity index which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. These additional variables may create additional investment risks which subject the Fund's investments to greater volatility than investments in traditional securities. Dreyfus Premier Natural Leaders Fund currently intends to limit the amount of its assets invested in commodity futures contracts and options thereon to no more than 10% of its assets, represented by the liquidation value of the contract.

Swap Agreements and Options on Swap Agreements. (Dreyfus Premier Natural Leaders Fund only) The Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, and specific securities and commodities. To the extent the Fund may invest in foreign currency-denominated securities, it also may invest in currency exchange rate swap agreements. The Fund also may enter into options on swap agreements.

     Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     The Fund typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.

     A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

     Most swap agreements entered into by the Fund will calculate the obligations of the parties to the agreement on a "net basis." Thus, the Fund's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of permissible liquid assets to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities.

     The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). In addition, it is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Depending on the terms of the particular option agreement, the Fund generally will incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Options—In General. (All Funds) Each Fund may purchase call and put options, and write (i.e., sell) covered call and put option contracts. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

     A covered call option written by a Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

     There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions. Each Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or securities indices listed on national securities exchanges or traded in the over-the-counter market. Dreyfus Premier Natural Leaders Fund also may purchase and sell options in respect of specific commodities (or baskets of specific commodities) or commodity indices. An option on an index is similar to an option in respect of specific securities or commodities, except that settlement does not occur by delivery of the securities or commodities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular security or commodity.

     Each Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

     Each Fund may purchase cash-settled options on equity index swaps (or, in the case of Dreyfus Premier Natural Leaders Fund, commodity index swaps) in pursuit of its investment objective. Index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities, which usually includes dividends, or commodities. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

     Successful use by a Fund of options will be subject to the ability of the Manager (or Founders with respect to Dreyfus Premier Enterprise Fund) to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent such predictions are incorrect, the Fund may incur losses.

Structured Notes and Other Hybrid Instruments. (Dreyfus Premier Natural Leaders Fund only) Structured notes are derivative debt securities or other securities, the interest rate or principal of which is determined by an unrelated indicator, and include indexed securities. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. They are sometimes referred to as "structured notes" because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note, such as the Fund. These notes may be issued by banks, brokerage firms, insurance companies and other financial institutions.

     A hybrid instrument can combine the characteristics of securities, commodities, futures, and options. For example, the principal amount or interest rate of a hybrid instrument could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). The interest rate or the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

     Hybrids can be used as an efficient means of pursuing a variety of investment strategies, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

     Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable.

     Future Developments. (All Funds) Each Fund may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or Statement of Additional Information.

     Lending Portfolio Securities. (All Funds) Each Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Fund may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. A Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by the Manager, repurchase agreements or other high quality instruments with short maturities.

     Forward Commitments. (All Funds) Each Fund may purchase or sell securities on a forward commitment, when-issued or delayed-delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase or sell. The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments.

     Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

Certain Investment Considerations and Risks

     Equity Securities. (All Funds) Equity securities, including common stock, and certain preferred stock, convertible securities and warrants, fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of a Fund's investments will result in changes in the value of its shares and thus the Fund's total return to investors.

     Each Fund, to the extent described in its Prospectus, invests in securities issued by companies in the technology sector, which has been among the most volatile sectors of the stock market. Technology companies involve greater risk because their revenues and earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of technology stocks than it does in other sectors. Fund investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or canceled.

     Each Fund may purchase securities of small capitalization companies, the prices of which may be subject to more abrupt or erratic market movements than larger, more established companies. These securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects.

     Dreyfus Premier Enterprise Fund will seek to purchase, and Dreyfus Premier Health Care Fund, Dreyfus Premier Financial Services Fund, Dreyfus Premier Natural Leaders Fund and Dreyfus Premier Consumer Fund may purchase, securities of companies in initial public offerings ("IPOs") or shortly thereafter. An IPO is a corporation's first offering of stock to the public. Shares are given a market value reflecting expectations for the corporation's future growth. Special rules of the National Association of Securities Dealers, Inc. ("NASD") apply to the distribution of IPOs. Corporations offering IPOs generally have limited operating histories and may involve greater investment risk. The prices of these companies' securities may be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic reasons.

     Each Fund may purchase securities of companies which have no earnings or have experienced losses. A Fund generally will make these investments based on a belief that actual or anticipated products or services will produce future earnings. If the anticipated event is delayed or does not occur, or if investor perception about the company changes, the company's stock price may decline sharply and its securities may become less liquid.

     Because Dreyfus Premier Health Care Fund, Dreyfus Premier Financial Services Fund, Dreyfus Premier Natural Leaders Fund and Dreyfus Premier Consumer Fund focus on companies in the health care, financial services, natural resources and consumer and related sectors, respectively, the value of these Fund's shares may fluctuate more widely than that of a fund that invests in a wider variety of industries.

     Many of the health care companies in which Dreyfus Premier Health Care Fund may invest offer products and services that are subject to government regulation and may be adversely affected by changes in government policy. A number of legislative proposals concerning health care have been introduced or considered by the U.S. Congress in recent years. These span a wide range of topics, including cost control, national health insurance, incentive for compensation in the provision of health care services, tax incentives and penalties related to health care insurance premiums, and promotion of prepaid health care plans. The Fund cannot predict whether any of these proposals will be enacted or what effect such legislation would have.

     Many of the financial services companies in which Dreyfus Premier Financial Services Fund may invest are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Financial services companies also can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Moreover, insurance companies can be adversely affected by inadequacy of cash reserves, the inability to collect from reinsurance carriers, liability for the coverage of weather catastrophes and other natural disasters or environmental clean-up costs from past years, and as yet unanticipated liabilities.

     Many companies in the natural resources sector in which Dreyfus Premier Natural Leaders Fund invests may experience more price volatility than securities of companies in other industries. Some of the commodities which these industries use or provide are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These factors can affect the profitability of companies in the natural resources sector and, as a result, the value of their securities. Dreyfus Premier Natural Leaders Fund's concentration in the securities of companies with substantial natural resource assets will expose the Fund to the price movements of natural resources. Because the Fund invests primarily in this economic sector, there is the risk that the Fund will perform poorly during an economic downturn or a slump in demand for natural resources.

     Many companies in the consumer sector in which Dreyfus Premier Consumer Fund may invest are subject to the risks inherent in the consumer products industry in general. The profitability of these companies will be affected by various factors including the general state of the economy and consumer spending trends. A weak economy with its consequent effect on consumer spending could have an adverse effect on consumer products companies. Other factors of particular relevance to the profitability of such companies are the continuing need to conform with domestic and foreign regulations governing packaging and the environment, the outcome of trade negotiations and the effect of foreign subsidies and tariffs, foreign exchange rates, the price of oil and its effect on energy costs, inventory cutbacks by retailers, health concerns relating to the consumption of certain products, the availability and cost of raw materials and the ongoing need to develop new products and to improve productivity.

     Fixed-Income Securities. (Dreyfus Premier Financial Services Fund and Dreyfus Premier Consumer Fund only) Each of these Funds may invest in corporate debt obligations and other fixed-income securities when management believes that such securities offer opportunities for capital growth. Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Certain securities purchased by the Fund, such as those rated Baa by Moody's Investors Service, Inc. ("Moody's") and BBB by Standard & Poor's Ratings Services ("S&P") and Fitch Ratings ("Fitch" and, together with Moody's and S&P, the "Rating Agencies"), may be subject to such risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

     Foreign Securities. (All Funds) Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

     Because evidences of ownership of foreign securities usually are held outside the United States, a Fund investing in such securities will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by a Fund may trade on days when the Fund does not calculate its net asset value and thus may affect the Fund's net asset value on days when investors have no access to the Fund.

     Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for the Funds have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

     Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

     Simultaneous Investments. (All Funds) Investment decisions for each Fund are made independently from those of the other Funds and investment companies advised by the Manager (and Founders). The Manager and Founders each have adopted written trade allocation procedures for their respective equity and fixed income trading desks. Under the respective procedures, portfolio managers or trading desks will ordinarily seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one investment company or account. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund. Each Fund, together with other investment companies or accounts advised by the Manager, Founders or their affiliates, may own significant positions in portfolio companies which, depending on market conditions, may affect adversely a Fund's ability to dispose of some or all of its positions should it desire to do so.

Investment Restrictions

     Under normal circumstances, each of Dreyfus Premier Health Care Fund, Dreyfus Premier Financial Services Fund and Dreyfus Premier Consumer Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks (or other investments with similar economic characteristics) issued by (i) in the case of Dreyfus Premier Health Care Fund, companies in health care and health care related sectors, (ii) in the case of Dreyfus Premier Financial Services Fund, companies in financial services and financial services related sectors, and (iii) in the case of Dreyfus Premier Consumer Fund, companies in consumer and consumer related sectors. Each such Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest 80% of its assets.

     Each Fund's investment objective is a fundamental policy, which cannot be changed, as to a Fund, without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities. In addition, each Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies. Investment restrictions numbered 8 through 11 are not fundamental policies and may be changed, as to a Fund, by a vote of a majority of the Company's Board members at any time. No Fund may:

     1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The technology sector, with respect to Dreyfus Premier Enterprise Fund, the health care sector, with respect to Dreyfus Premier Health Care Fund, the financial services sector, with respect to Dreyfus Premier Financial Services Fund, the natural resources sector, with respect to Dreyfus Premier Natural Leaders Fund, and the consumer sector, with respect to the Dreyfus Premier Consumer Fund, in general are not considered industries for purposes of this Investment Restriction.

     2. Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices. (This restriction shall not prohibit a Fund, subject to restrictions described in its Prospectus and this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the Federal securities or commodities law.)

     3. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

     4. Lend any securities or make loans to others, if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Company's Board.

     5. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

     6. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 2, 3, 8 and 9 may be deemed to give rise to a senior security.

     7. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     8. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

9. Purchase, sell or write puts, calls or combinations thereof, except as described in its Prospectus and this Statement of Additional Information.

     10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

     11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

     If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 3, however, if borrowings exceed 33% of the value of the Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

     The Company and the Manager have received an exemptive order from the Securities and Exchange Commission which, among other things, permits each Fund to use cash collateral received in connection with lending the Fund's securities and other uninvested cash to purchase shares of one or more registered money market funds advised by the Manager in excess of the limitations imposed by the 1940 Act.

MANAGEMENT OF THE COMPANY

     The Company's Board is responsible for the management and supervision of each Fund, and approves all significant agreements with those companies that furnish services to the Funds. These companies are as follows:

The Dreyfus Corporation	I Investment Adviser
Founders Asset Management LLC	Sub-Investment Adviser to
Dreyfus Premier Enterprise Fund
Dreyfus Service Corporation	DDistributor
Dreyfus Transfer, Inc	TTransfer Agent
Mellon Bank, N.A	CCustodian

Board Members of the Company[1]

Board members of the Company, together with information as to their positions with the

Company, principal occupations and other board memberships and affiliations, are shown below.

Name (Age)	Principal Occupation
Position with Company (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (61)	Corporate Director and Trustee	The Muscular Dystrophy Association, Director
Chairman of the Board (2000)		Levcor International, Inc., an apparel fabric
processor, Director
Century Business Services, Inc., a provider of
outsourcing functions for small and medium size
companies, Director
The Newark Group, a provider of a national market of
paper recovery facilities, paperboard mills and
paperboard converting plants, Director
Azimuth Trust, an institutional asset management firm,
Member of the Board of Managers and Advisory
Board

Clifford L. Alexander, Jr.	President of Alexander &	Wyeth (formerly, American Home Products
(71)	Associates, Inc., a management	Corporation), a global leader in pharmaceuticals,
Board Member (2000)	consulting firm (January 1981	consumer healthcare products and animal health
	– present)	products, Director
	Chairman of the Board of Moody's	Mutual of America Life Insurance Company,
	Corporation (October 2000 –	Director
October 2003)
Chairman of the Board and Chief
Executive Officer of The Dun and
Bradstreet Corporation (October
1999 – September 2000)

Lucy Wilson Benson (77)	President of Benson and Associates,	The International Executive Services Corps., Director
Board Member (2000)	consultants to business and	Citizens Network for Foreign Affairs, Vice
	government (1980 - present)	Chairperson
Council on Foreign Relations, Member
Lafayette College Board of Trustees, Vice Chairperson
Emeritus
Atlantic Council of the U.S., Director

David W. Burke (68)	Corporate Director and Trustee	John F. Kennedy Library Foundation, Director
Board Member (2003)		U.S.S. Constitution Museum, Director

Whitney I. Gerard (70)	Partner of Chadbourne & Parke	None
Board Member (2003)	LLP

1 None of the Board members are “interested persons” of the Company, as defined in the 1940 Act.

Name (Age)	Principal Occupation
Position with Company (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Arthur A. Hartman (78)	Chairman of First NIS Regional	APCO Associates, Inc., Senior Consultant
Board Member (2003)	Fund (ING/Barings Management)
and New Russia Fund
Advisory Council Member to
Barings Vostok

George L. Perry (71)	Economist and Senior Fellow at	None
Board Member (2003)	Brookings Institution

     Board members are elected to serve for an indefinite term. The Company has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Company, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Company's accounting and financial reporting processes and the audits of the Funds' financial statements and (ii) to assist in the Board's oversight of the integrity of the Funds' financial statements, the Funds' compliance with legal and regulatory requirements and the independent auditors' qualifications, independence and performance. The Company's nominating committee is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the Nominating Committee Charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of each Fund and its shareholders. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Company, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor West, New York, New York 10166, which includes information regarding the recommended nominee as specified in the Nominating Committee Charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. The Company also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Funds' investments. The audit committee met nine times and the nominating and compensation committees each met once during the fiscal year ended September 30, 2004. The pricing committee had no meetings during the last fiscal year.

     The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2004.

Dreyfus Premier
	Dreyfus Premier	Dreyfus Premier	Financial Services
Name of Board Member	Enterprise Fund	Health Care Fund	Fund

Joseph S. DiMartino	None	None	None
Clifford L. Alexander, Jr.	None	None	None
Lucy Wilson Benson	None	None	None
David W. Burke	None	None	None

Dreyfus Premier
	Dreyfus Premier	Dreyfus Premier	Financial Services
Name of Board Member	Enterprise Fund	Health Care Fund	Fund

Whitney I. Gerard	None	None	None
Arthur A. Hartman	None	None	None
George L. Perry	None	None	None

Aggregate Holding of
Funds in the Dreyfus
	Dreyfus Premier		Family of Funds for

	Natural Leaders	Dreyfus Premier	which Responsible as a
Name of Board Member	Fund	Consumer Fund	Board Member

Joseph S. DiMartino	None	None	Over $100,000
Clifford L. Alexander, Jr.	None	None	Over $100,000
Lucy Wilson Benson	None	None	$50,001-$100,000
David W. Burke	None	None	Over $100,000
Whitney I. Gerard	None	None	Over $100,000
Arthur A. Hartman	None	None	None
George L. Perry	None	None	None

     As of December 31, 2004, none of the Board members or their immediate family members owned securities of the Manager, Founders, or the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager, Founders, or the Distributor.

     The Company pays its Board members its allocated portion of an annual retainer of $60,000 and a fee of $7,500 per meeting (with a minimum of $500 per meeting and per telephone meeting) attended for the Company and 16 other funds (comprised of 38 portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, if any, are entitled to receive an annual retainer and a per meeting attended fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Company and by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2004, was as follows:

		Total Compensation From the
	Aggregate Compensation	Company and Fund Complex Paid to
Name of Board Member	From the Company*	Board Member (**)

Joseph S. DiMartino	$1,462	$ 874,125 (193)

Clifford S. Alexander	$1,161	$218,500	(66)
Lucy Wilson Benson	$1,161	$129,500	(40)
David W. Burke	$1,173	$318.000	(84)

		Total Compensation From the
	Aggregate Compensation	Company and Fund Complex Paid to
Name of Board Member	From the Company*	Board Member (**)

Whitney I. Gerard	$1,161	$109,000	(38)
Arthur A. Hartman	$1,152	$108,500	(38)
George L. Perry	$1,103	$101,000	(38)

*	Amount does not include reimbursed expenses for attending Board meetings, which amounted to $2,909 for all Board members as a group.

**	Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Funds, for which the Board members serve.

Officers of the Company

STEPHEN E. CANTER, President since April 2000. Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 92 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 59 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002. Chief Investment Officer, Vice Chairman and a director of the Manager, and an officer of 92 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 51 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since April 2000. Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, Secretary since April 2000. Associate General Counsel and Assistant Secretary of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since July 1980.

JEFF PRUSNOFSKY, Assistant Secretary since April 2000. Associate General Counsel of the Manager, and an officer of 26 investment companies (comprised of 88 portfolios)managed by the Manager. He is 39 years old and has been an employee of the Manager since October 1990.

MICHAEL A. ROSENBERG, Assistant Secretary since April 2000. Associate General Counsel of the Manager, and an officer of 90 investment companies (comprised of 194 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1991.

ROBERT R. MULLERY, Assistant Secretary since January 2003. Associate General Counsel of the Manager, and an officer of 26 investment companies (comprised of 60 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since May 1986.

JAMES WINDELS, Treasurer since November 2001. Director –Mutual Fund Accounting of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1985.

KENNETH J. SANDGREN, Assistant Treasurer since November 2001. Mutual Fund Tax Director of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 1993.

RICHARD CASSARO, Assistant Treasurer since August 2003. Senior Accounting Manager - Equity Funds of the Manager, and an officer of 26 investment companies (comprised of 102 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since September 1982.

ROBERT SVAGNA, Assistant Treasurer since December 2002. Senior Accounting Manager -Equity Funds of the Manager, and an officer of 27 investment companies (comprised of 107 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1990.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 88 investment companies (comprised of 196 portfolios) managed by the Manager. He is 34 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004. Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (93 investment companies, comprising 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. Mr. Connolly has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001. He is 47 years old.

     The address of each Board member and officer of the Company is 200 Park Avenue, New York, New York 10166.

     The Company's Board members and officers, as a group, owned less than 1% of each Fund's shares outstanding on January 3, 2005. See "Information About the Company and Funds" for a list of shareholders known by the Company to own of record 5% or more of a Fund's outstanding voting securities as of January 3, 2005.

MANAGEMENT ARRANGEMENTS

     Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

     The Manager provides management services pursuant to a Management Agreement (the "Agreement") between the Manager and the Company. As to each Fund, the Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on 60 days' notice, by the Company's Board or by vote of the holders of a majority of such Fund's shares, or, on not less than 90 days' notice, by the Manager. The Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

     The following persons are officers and/or directors of the Manager: Stephen E. Canter, Chairman of the Board, Chief Executive Officer, and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; J. Charles Cardona, Vice Chairman and a director; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President, Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Lisa A. Fox, Vice President-Human Resources; Anthony Mayo, Vice President-Information Systems; Angela E. Price, Vice President; Theodore A. Schachar, Vice President-Tax; Alex G. Scuilli, Vice President; Wendy H. Strutt, Vice President; William H. Maresca, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Steven G. Elliott, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.

     Sub-Investment Adviser. With respect to Dreyfus Premier Enterprise Fund, the Manager has entered into a Sub-Investment Advisory Agreement with Founders (the "Founders Sub-Advisory Agreement"). The Founders Sub-Advisory Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or Founders, by vote cast in person at a meeting called for the purpose of voting on such approval. The Founders Sub-Advisory Agreement is terminable without penalty (i) by the Manager on 60 days' notice, (ii) by the Company's Board or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' notice, or (iii) by Founders upon not less than 90 days' notice. The Founders Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     The following persons are officers of Founders: Stephen E. Canter, Chairman; Richard W. Sabo, President and Chief Executive Officer; Kenneth R. Christoffersen, Senior Vice President-Legal, General Counsel and Secretary; David L. Ray, Senior Vice President-Administration Treasurer and Assistant Secretary; Richard A. Sampson, Senior Vice President-Director of Investments; Janelle E. Belcher, Vice President-Compliance and Chief Compliance Officer; John B. Jares, Vice President-Investments; Robert T. Kelly, Vice President-Portfolio Accounting; William L. Reith, Vice President-Head Trader of Domestic Securities; Tracy P. Stouffer, Vice President-Investments; David M. Sundquist, Vice President-MIS/Communications; and Lisa G. Warshafsky, Vice President-Head Trader of Foreign Securities.

     Portfolio Management. The Manager manages each Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Company's Board. Founders, with respect to Dreyfus Premier Enterprise Fund, provides day-to-day management of the Fund's investments, subject to the supervision of the Manager and the Company's Board. Each Fund's adviser is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. Dreyfus Premier Health Care Fund's portfolio manager is Matthew Jenkin. Dreyfus Premier Enterprise Fund's portfolio managers are James Padgett, Edward M. McHugh and Brad Orr. Dreyfus Premier Financial Services Fund's portfolio managers are Steven A. Gavios and William B. Rubin. Dreyfus Premier Natural Leaders Fund's portfolio managers are Hilary Woods and George Saffaye. Dreyfus Premier Consumer Fund's portfolio managers are David Sealy and Edwin Platt. The Manager and Founders maintain research departments with professional portfolio managers and securities analysts who provide research services for the Funds and for other funds advised by the Manager or Founders.

     In approving the current Agreement, and the Founders Sub-Advisory Agreement, the Board considered a number of factors, including the nature and quality of the services provided by the Manager and Founders; the investment philosophy and investment approach as applied to the Funds by the Manager and, with respect to Dreyfus Premier Enterprise Fund, Founders; the investment management expertise of the Manager and Founders in respect of the relevant Fund's investment strategies; the personnel, resources and experience of the Manager, and, with respect to Dreyfus Premier Enterprise Fund, Founders; each Fund's performance history and the management and sub-advisory fees paid to the Manager and Founders, respectively, relative to those of mutual funds with similar investment objectives, strategies and restrictions; the Manager's costs of providing services under the Agreement and Founder's cost of providing services under the Founders Sub-Advisory Agreement; the relationship between the fees paid to the Manager under the Agreement and the Company's Distribution Plan; and ancillary benefits the Manager may receive from its relationship with the Company.

     Mellon and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by a Fund. The Manager has informed the Company that in making its investment decisions it does not obtain or use material inside information that Mellon or its affiliates may possess with respect to such issuers.

     The Company, the Manager, Founders and the Distributor each have adopted a Code of Ethics that permits its personnel, subject to such respective Code of Ethics, to invest in securities, including securities that may be purchased or held by a Fund. The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and also are subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

     The Manager maintains office facilities on behalf of the Company and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Company. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fees paid by the Funds. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

     Expenses. All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by the Manager (or Founders with respect to Dreyfus Premier Enterprise Fund). The expenses borne by the Company include: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Founders or any of their affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Company's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders' reports and meetings, and any extraordinary expenses. In addition, each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. Each Fund's Class B, Class C and Class T shares are subject to an annual distribution fee, and Class A, Class B, Class C and Class T shares of each Fund are subject to an annual shareholder services fee. See "Distribution Plan and Shareholder Services Plan." Expenses attributable to a particular Fund are charged against the assets of that Fund;

other expenses of the Company are allocated among the Funds on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each Fund.

     As compensation for the Manager's services to the Company, the Company has agreed to pay the Manager a management fee at the annual rate of 0.90% of the average daily net assets of Dreyfus Premier Health Care Fund, 0.80% of the average daily net assets of Dreyfus Premier Financial Services Fund, 0.75% of the average daily net assets of Dreyfus Premier Natural Leaders Fund and 0.75% of the average daily net assets of Dreyfus Premier Consumer Fund. With respect to Dreyfus Premier Enterprise Fund, the Company has agreed to pay the Manager a management fee at the annual rate of 1.25% of the Fund's average daily net assets (the "Basic Fees") for the Fund's first year of operations; thereafter, the Basic Fee payable to the Manager may vary depending on the Fund's performance compared to a securities index as described below.

     For the period from June 29, 2001 (commencement of operations) through April 30, 2002 and for the fiscal years ended April 30, 2003 and 2004, the management fees payable by Dreyfus Premier Health Care Fund to the Manager amounted to $10,887, $14,125 and $24,903, respectively, all of which amounts for fiscal 2002, 2003 and 2004 were waived by the Manager pursuant to an undertaking in effect resulting in no management fees being paid by the Fund for such periods.

     For the period from December 28, 2001 (commencement of operations) through September 30, 2002 and for the fiscal years ended September 30, 2003 and 2004, the management fees payable by Dreyfus Premier Financial Services Fund amounted to $5,989, $8,607 and $13,819, respectively, all of which amounts were waived by the Manager pursuant to an undertaking in effect resulting in no management fees being paid by the Fund for such periods.

     For the period October 31, 2003 (commencement of operations) through September 30, 2004, the management fee payable by Dreyfus Premier Natural Leaders Fund amounted to $16,500, all of which amount was waived by the Manager pursuant to an undertaking in effect resulting in no management fee being paid by the Fund for such period.

     As a new fund, no information on the management fee paid by Dreyfus Premier Consumer Fund to the Manager is available as of the date of this Statement of Additional Information.

     The aggregate of the fees payable to the Manager is not subject to reduction as the value of a Fund's net assets increases.

     Dreyfus Premier Enterprise Fund. During the first twelve-month period of the Fund's operations, the Fund paid the Manager the Basic Fee of 1.25% of the Fund's average daily net assets with no performance adjustment. Beginning December 1, 2001, the Basic Fee is adjusted depending on the extent to which the investment performance of the class of shares (the "Measuring Class") expected to bear the highest total Fund operating expenses, after expenses, exceeds or is exceeded by the percentage change in the investment record of the Russell 2000

Growth Index (the "Russell 2000 Growth" or "Index"), as described below. The fee will be accrued daily and payable monthly except as described below.

     Beginning December 1, 2001, the fee equals 1.25% annualized, if the performance of the Measuring Class shares equals the performance of the Russell 2000 Growth. A maximum increase to 2.05% annualized is payable if the investment performance of the Measuring Class shares exceeds the performance of the Russell 2000 Growth by eight or more percentage points for the performance period and the minimum fee of 0.45% annualized is payable if the performance of the Russell 2000 Growth exceeds the performance of the Measuring Class shares by eight or more percentage points for the performance period.

     The initial performance period was from December 1, 2000 through November 30, 2003; thereafter, the performance period became a rolling 36-month period. The Basic Fee is increased (or decreased) at the monthly rate of 1/12th of 0.10% depending on the extent, if any, by which the investment performance of the Measuring Class shares exceeds by (or is exceeded by) at least one percentage point (rounded to the higher whole point if exactly one-half) the performance of the Russell 2000 Growth for the performance period. The maximum increase or decrease in the Basic Fee for any month may not exceed 1/12th of 0.80% .

     Therefore, beginning in December 2001, the maximum monthly fee is 2.05% annualized, which is payable if the investment performance of the Measuring Class shares exceeds the performance of the Russell 2000 Growth by eight or more percentage points for the performance period. Beginning in December 2001, the minimum monthly fee is 0.45% annualized and is payable if the performance of the Russell 2000 Growth exceeds the investment performance of the Measuring Class shares by eight or more percentage points for the performance period.

     The following table illustrates the full range of permitted increases or decreases to the Basic Fee for Dreyfus Premier Enterprise Fund.

Percentage Point Difference*
Between Performance of the
Measuring Class Shares and	Adjustment to	Annual Fee Rate
the Russell 2000 Growth**	1.25% Basic Fee	as Adjusted

+8	+.80%	2.05%

+7	+.70%	1.95%

+6	+.60%	1.85%

+5	+.50%	1.75%

+4	+.40%	1.65%

+3	+.30%	1.55%

+2	+.20%	1.45%

+1	+.10%	1.35%

0	0	1.25%

-1	-.10%	1.15%

-2	-.20%	1.05%

-3	-.30%	.95%

-4	-.40%	.85%

-5	-.50%	.75%

-6	-.60%	.65%

-7	-.70%	.55%

-8	-.80%	.45%

*	Fractions of a percentage point will be rounded to the nearer whole point (to the higher whole point if exactly one half).

**	Measured over the performance period, which beginning December 1, 2001 was the period from December 1, 2000 to November 30, 2003, at which time the performance period became a rolling 36-month period ending with the most recent calendar month. During the first twelve months of operations, the Fund paid the Manager the Basic Fee of 1.25% of the Fund's average daily net assets with no performance adjustment. The Basic Fee is applied to current net assets and the performance adjustment is applied to average net assets over the performance period.

     For the first year of Dreyfus Premier Enterprise Fund's operations, as compensation for Founders' services, the Manager paid Founders a sub-advisory fee at the annual rate of 0.50% of Dreyfus Premier Enterprise Fund's average daily net assets. After that, the Manager has agreed to pay Founders an annual sub-advisory fee equal to one-half of the annual investment advisory fee the Manager receives from Dreyfus Premier Enterprise Fund.

     For the fiscal years ended September 30, 2002, 2003 and 2004, Dreyfus Premier Enterprise Fund paid the Manager a management fee of $ 1,041,365, $1,275,526 and $3,555,696, respectively. For the fiscal years ended September 30, 2002, 2003 and 2004, the Manager paid

Founders a sub-advisory fee of $496,143, $637,763 and $1,777,848, respectively.

     Since the adjustment to the Basic Fee is based on the comparative performance of the Measuring Class shares against the Index, the controlling factor is not whether the performance of the Measuring Class shares is up or down, but whether that performance is up or down more than or less than that of the Index. In addition, the performance of the Measuring Class shares against the Index is measured only for the performance period, and does not take into account performance over longer or shorter periods of time.

     The investment performance of the Measuring Class shares during any performance period will be measured by the percentage difference between (i) the opening net asset value ("NAV") of a Measuring Class share and (ii) the sum of (a) the closing NAV of a Measuring Class share, (b) the value of any dividends and distributions on such share during the period treated as if reinvested in additional Measuring Class shares and (c) the per Measuring Class share value of any capital gains taxes paid or payable by Dreyfus Premier Enterprise Fund on undistributed realized long-term capital gains. The measurement of the performance of the Measuring Class shares will not include any effects resulting from the issuance, sale, repurchase or redemption of shares of the Fund. The performance of the Index is measured by the percentage change in the Index between the beginning and the end of the performance period with cash distributions on the securities that constitute the Index being treated as reinvested in the Index.

     Distributor. The Distributor, a wholly-owned subsidiary of the Manager located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Company which is renewable annually.

     The Distributor compensates certain financial institutions (which may include banks), securities dealers ("Selected Dealers") and other industry professionals (collectively, "Service Agents") for selling Class A shares and Class T shares subject to a contingent deferred sales charge ("CDSC"), and Class B shares and Class C shares at the time of purchase from its own assets. The proceeds of the CDSC and fees pursuant to the Company's Distribution Plan (described below), in part, are used to defray these expenses. The Distributor also may act as a Service Agent and retain sales loads and CDSCs and Distribution Plan fees. For purchases of Class A shares and Class T shares subject to a CDSC, the Distributor generally will pay Service Agents on new investments made through such Service Agents a commission of up to 1% of the amount invested. For purchases of Class B shares and Class C shares, the Distributor generally will pay Service Agents on new investments made through such Service Agents 4% and 1%, respectively, of the net asset value of such shares purchased by their clients. With respect to Fund shares subject to a CDSC or Distribution Plan issued to shareholders in exchange for shares originally issued by a series of The Bear Stearns Funds (the "Acquired Fund"), the proceeds of any CDSC and fees pursuant to the Distribution Plan are payable to the Acquired Fund's former distributor to defray the expenses it incurred in connection with the sale of such shares when originally issued by the Acquired Fund. For Class C shares, such Distribution Plan fees will be paid to the Acquired Fund's former distributor for a period not to exceed one year from the date the Acquired Fund originally issued the shares exchanged for the Class C shares of a Fund.

     The amounts retained on the sale of each Fund's shares by the Distributor from sales loads and from CDSCs, as applicable, with respect to each indicated Fund's Class A, Class B, Class C and Class T shares, are set forth below:

Dreyfus Premier Enterprise Fund
	Fiscal Year	Fiscal Year	Fiscal Year
	Ended	Ended	Ended
	September 30,	September 30,	September 30,
Class	2002	2003	2004

Class A	$35,629	$25,257	$183,725
Class B	$67,878	$80,887	$109,967
Class C	$6,064	$3,367	$28,176
Class T	$588	$994	$2,737

Dreyfus Premier Financial Services Fund

Period from October 31, 2003
(commencement of initial
offering of classes)
Class	through September 30, 2004

Class A	$165
Class B	$0
Class C	$0
Class T	$0

Dreyfus Premier Natural Leaders Fund

Period from October 31, 2003
(commencement of operations)
Class	through September 30, 2004

Class A	$6,507
Class B	$188
Class C	$0
Class T	$0

	Dreyfus Premier Health Care Fund

	Period from November 15, 2002
	(commencement of initial
	offering of classes)	Fiscal Year Ended
Class	through April 30, 2003	April 30, 2004

Class A	$506	$6,145
Class B	$0	$179
Class C	$0	$22
Class T	$1	$0

     As Dreyfus Premier Consumer Fund is a new fund, no information on retained sales loads is available for the Fund as of the date of this Statement of Additional Information.

     The Distributor may pay Service Agents that have entered into agreements with the Distributor a fee based on the amount invested through such Service Agents in Fund shares by employees participating in qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"), or other programs. The term "Retirement Plans" does not include IRAs, IRA "Rollover Accounts" or IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs"). Generally, the Distributor may pay such Service Agents a fee of up to 1% of the amount invested through the Service Agents. The Distributor, however, may pay Service Agents a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from a Fund, including past profits or any other source available to it. Sponsors of such Retirement Plans or the participants therein should consult their Service Agent for more information regarding any such fee payable to the Service Agent.

      The Manager or the Distributor may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the Funds or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees and other expenses paid by the Funds. These additional payments may be made to Service Agents, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid to Service Agents for inclusion of a Fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." In some cases, these payments may create an incentive for a Service Agent to recommend or sell shares of the Fund to you. Please contact your Service Agent for details about any payments they may receive in connection with the sale of Fund shares or the provision of services to the Funds.

     From time to time, the Manager or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

     Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of shareholder account records for each Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each Fund during the month, and is reimbursed for certain out-of-pocket expenses.

     Mellon Bank, N.A. (the "Custodian"), an affiliate of the Manager, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian for the investments of each Fund. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. Under a custody agreement with the Company, the Custodian holds each Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of each Fund's assets held in custody and receives certain securities transaction charges.

HOW TO BUY SHARES

     General. Class A shares, Class B shares, Class C shares and Class T shares of each Fund may be purchased only by clients of certain Service Agents, including the Distributor.Subsequent purchases may be sent directly to the Transfer Agent or your Service Agent. Share certificates are issued only upon your written request. No certificates are issued for fractional shares. The Company reserves the right to reject any purchase order.

     Class R shares of Dreyfus Premier Health Care Fund, Dreyfus Premier Financial Services Fund, Dreyfus Premier Natural Leaders Fund and Dreyfus Premier Consumer Fund are offered only to (i) bank trust departments and other financial service providers (including Mellon Bank, N.A. and its affiliates) acting on behalf of their customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold Class R shares of a Fund distributed to them by virtue of such an account or relationship, and (ii) institutional investors acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity for Retirement Plans and SEP-IRAs. Class R shares may be purchased for a Retirement Plan or SEP-IRA only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Retirement Plan or SEP-IRA. In addition, holders of Class R shares of a Fund who have held their shares since June 5, 2003 may continue to purchase Class R shares of the Fund for their existing accounts whether or not they would otherwise be eligible to do so. Institutions effecting transactions in Class R shares for the accounts of their clients may charge their clients direct fees in connection with such transactions.

     When purchasing shares of a Fund, you must specify which Class is being purchased. Your Service Agent can help you choose the share class that is appropriate for your investment. The decision as to which Class of shares is most beneficial to you depends on a number of factors, including the amount and the intended length of your investment in the Fund. Please refer to the relevant Fund's prospectus for a further discussion of those factors.

     In many cases, neither the Distributor nor the Transfer Agent will have the information necessary to determine whether a quantity discount or reduced sales charge is applicable to a purchase. You or your Service Agent must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount.

     Service Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the relevant Fund's Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. As discussed under “Management Arrangements-Distributor,” Service Agents may receive revenue sharing payments from the Manager or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of the Fund instead of other mutual funds where such payments are not received. Please contact your Service Agent for details about any payments they may receive in connection with the sales of Fund shares or the provision of services to the Funds.

     For each Fund, other than Dreyfus Premier Enterprise Fund, the minimum initial investment is $1,000. Subsequent investments in a Fund must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education Savings Accounts with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. The Company reserves the right to offer its shares without regard to minimum purchase requirements to employees participating in certain Retirement Plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Company. The Company reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

     The Code imposes various limitations on the amount that may be contributed to certain Retirement Plans. These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in a Fund by a Retirement Plan. Participants and plan sponsors should consult their tax advisers for details.

     Shares of each Fund (except Dreyfus Premier Enterprise Fund) also may be purchased through Dreyfus-Automatic Asset Builder®, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

     Shares of each Fund are sold on a continuous basis. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for regular business. For purposes of determining net asset value, certain options and futures contracts may be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share of each Class is computed by dividing the value of the Fund's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. For information regarding the methods employed in valuing the Funds' investments, see "Determination of Net Asset Value."

     If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on a business day, Fund shares will be purchased at the public offering price determined as of the closing of trading on the floor of the New York Stock Exchange on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on the next business day, except where shares are purchased through a dealer as provided below.

     Orders for the purchase of Fund shares received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee by the close of its business day (usually 5:15 p.m., Eastern time) will be based on the public offering price per share determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

     Dreyfus Premier Enterprise Fund only. The Fund currently intends to close after it reaches total assets of approximately $300 million, at which time shares will not be sold to new investors and existing shareholders will not be able to add to their accounts (other than reinvesting dividend and capital gain distributions). The Fund reserves the right to reopen to investors at any time.

     Class A Shares. The public offering price for Class A shares is the net asset value per share of that Class plus, except for shareholders beneficially owning shares of Dreyfus Premier Health Care Fund on November 14, 2002 or Dreyfus Premier Financial Services Fund on October 30, 2003, a sales load as shown below:

	Total Sales Load -- Class A Shares

	As a % of	As a % of net	Dealers'
	offering	asset	reallowance as a
Amount of Transaction	price per share	value per share	% of offering price

Less than $50,000	5.75	6.10	5.00
$50,000 to less than $100,000	4.50	4.70	3.75
$100,000 to less than $250,000	3.50	3.60	2.75
$250,000 to less than $500,000	2.50	2.60	2.25
$500,000 to less than $1,000,000	2.00	2.00	1.75
$1,000,000 or more	-0-	-0-	-0-

     Class A shares purchased without an initial sales charge as part of an investment of $1,000,000 or more will be assessed at the time of redemption a 1% CDSC if redeemed within one year of purchase. In addition, Class A shares of Dreyfus Premier Enterprise Fund purchased without an initial sales charge through "wrap accounts" or similar programs described below will be assessed at the time of redemption a 1% CDSC if redeemed within one year of purchase. A CDSC will not be assessed such Class A shares purchased by a shareholder of Dreyfus Premier Health Care Fund who beneficially owned shares of the Fund on November 14, 2002 or by a shareholder of Dreyfus Premier Financial Services Fund who beneficially owned shares of the Fund on October 30, 2003. The Distributor may pay Service Agents an up-front commission of up to 1% of the net asset value of Class A shares purchased by their clients as part of a $1,000,000 or more investment in Class A shares that are subject to a CDSC. See "Management Arrangements--Distributor."

     The scale of sales loads applies to purchases of Class A shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account trust estate or a single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.

     Set forth below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of the Fund aggregating less than $50,000, subject to the schedule of sales charges set forth above at a price based upon a net asset value of the Fund's Class A shares of $12.50 for Dreyfus Premier Consumer Fund, and as of September 30, 2004 for Dreyfus Premier Enterprise Fund, Dreyfus Premier Financial Services Fund and Dreyfus Premier Natural Leaders Fund, and as of April 30, 2004 for Dreyfus Premier Health Care Fund:

			Dreyfus	Dreyfus
	Dreyfus	Dreyfus	Premier	Premier	Dreyfus
	Premier	Premier		Natural	Premier
	Enterprise	Health Care	Financial	Leaders	Consumer
	Fund	Fund	Services	Fund	Fund
	Class A	Class A	Fund
				Class A	Class A
Class A

Net Asset Value Per Share	$20.93	$13.98	$15.79	$16.96	$12.50

Per Share Sales Charge
Class A - 5.75% of	1.28	0.85	0.96	1.03	0.76
offering price (6.10% of
net asset value per
share)

Per Share Offering Price to	$22.21	$14.83	$16.75	$17.99	$13.26
the Public

     Class B Shares. The public offering price for Class B shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Class B shares and as described in the relevant Fund's Prospectus and in this Statement of Additional Information under "How to Redeem Shares--Contingent Deferred Sales Charge--Class B Shares."

     Approximately six years after the date of purchase, Class B shares automatically will convert to Class A shares, based on the relative net asset values for shares of each such Class. Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder's Class B shares converting to Class A shares bears to the total Class B shares held by the shareholder, excluding shares acquired through the reinvestment of dividends and distributions.

     Class B shares of a Fund acquired by shareholders in exchange for Class B shares originally issued by the Acquired Fund before December 1, 2003 are subject to different CDSC and conversion to Class A schedules. See "How to Redeem Shares—Contingent Deferred Sales Charge—Class B Shares."

     Class C Shares. The public offering price for Class C shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See "How to Redeem Shares--Contingent Deferred Sales Charge--Class C Shares."

     Class R Shares. (All Funds, except Dreyfus Premier Enterprise Fund) The public offering price for Class R shares is the net asset value per share of that Class.

     Class T Shares. The public offering price for Class T shares is the net asset value per share of that Class plus a sales load as shown below:

	Total Sales Load -- Class T Shares

	As a % of	As a % of net	Dealers' reallowance
	offering	asset	as a
Amount of Transaction	price per share	value per share	% of offering price

Less than $50,000	4.50	4.70	4.00
$50,000 to less than $100,000	4.00	4.20	3.50
$100,000 to less than $250,000	3.00	3.10	2.50
$250,000 to less than $500,000	2.00	2.00	1.75
$500,000 to less than $1,000,000	1.50	1.50	1.25
$1,000,000 or more	-0-	-0-	-0-

     Class T shares purchased without an initial sales charge as part of an investment of at least $1,000,000 will be assessed at the time of redemption a 1% CDSC if redeemed within one year of purchase. The Distributor may pay Service Agents an amount up to 1% of the net asset value of Class T shares purchased by their clients that are subject to a CDSC. See "Management Arrangements—Distributor." Because the expenses associated with Class A shares will be lower than those associated with Class T shares, purchasers investing $1,000,000 or more in a Fund will find it beneficial to purchase Class A shares rather than Class T shares.

     The scale of sales loads applies to purchases of Class T shares made by any "purchaser," as defined above for Class A shares.

     Set forth below is an example of the method of computing the offering price of Class T shares of each Fund. The example assumes a purchase of Class T shares of the Fund aggregating less than $50,000, subject to the schedule of sales charges set forth above at a price based upon a net asset value of $12.50 for Dreyfus Premier Consumer Fund, and as of September 30, 2004 for Class T shares of Dreyfus Premier Enterprise Fund, Dreyfus Premier Financial Services Fund and Dreyfus Premier Natural Leaders Fund, and as of April 30, 2004 for Class T shares of Dreyfus Premier Health Care Fund:

	Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Premier	Premier	Premier	Premier	Premier
	Enterprise	Health	Financial	Natural	Consumer
	Fund	Care Fund	Services Fund	Leaders Fund	Fund
	Class T	Class T	Class T	Class T	Class T

	$20.71
Net Asset Value Per Share		$13.86	$15.53	$16.93	$12.50
Per Share Sales Charge
Class T - 4.50% of
offering price
(4.70% of net asset
value per share)	0.97	0.65	1.73	0.80	0.59
Per Share Offering Price	$21.68
to the Public		$14.51	$16.26	$17.73	$13.09

     Dealers' Reallowance-Class A and Class T Shares. The dealer reallowance provided with respect to Class A and Class T shares may be changed from time to time but will remain the same for all dealers.

     Class A or Class T Shares Offered at Net Asset Value. Full-time employees of member firms of the NASD and full-time employees of other financial institutions which have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with an NASD member firm or financial institution with respect to the sale of such shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program (if Fund shares are offered to such plans or programs), or for their spouses or minor children, at net asset value, provided that they have furnished the Distributor with such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with NASD member firms whose full-time employees are eligible to purchase Class A shares at net asset value. In addition, Class A shares are offered at net asset value to full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Company's Board, or the spouse or minor child of any of the foregoing.

     Class A shares may be purchased at net asset value through certain broker-dealers and other financial institutions which have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.

     Class A shares also may be purchased at net asset value, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States, (ii) a State, county or city or instrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).

     Class A and Class T shares are offered at net asset value without a sales load to employees participating in Retirement Plans. Class A and Class T shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided that, at the time of such distribution, such a Dreyfus sponsored plan invested all or a portion of its assets in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds, or certain funds advised by Founders, or certain other products made available by the Distributor to such plans. Dreyfus Premier Enterprise Fund shares, however, are not offered to 401(k) and other group retirement plans.

     In addition, for shareholders of Dreyfus Premier Health Care Fund and Dreyfus Premier Financial Services Fund who beneficially owned Class A shares of such Fund on November 14, 2002 and October 30, 2003, respectively, the public offering price for Class A shares of Dreyfus Premier Health Care Fund and Dreyfus Premier Financial Services Fund, respectively, is the net asset value per share of that Class.

     Right of Accumulation—Class A and Class T Shares. Reduced sales loads apply to any purchase of Class A and Class T shares by you and any related "purchaser" as defined above, where the aggregate investment including such purchase is $50,000 or more. If, for example, you previously purchased and still hold shares of a Fund or shares of certain other funds advised by the Manager or Founders that are subject to a front-end sales load or a CDSC or shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A or Class T shares of such Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.50% of the offering price in the case of Class A shares or 4.00% of the offering price in the case of Class T shares. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.

     To qualify at the time of purchase, you or your Service Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.

     Dreyfus TeleTransfer Privilege. You may purchase Fund shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

     Dreyfus TeleTransfer purchase orders may be made at any time. If purchase orders are received by 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, Fund shares will be purchased at the public offering price determined on that day. If purchase orders are made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), Fund shares will be purchased at the public offering price determined on the next bank business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares—Dreyfus TeleTransfer Privilege."

     Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN

     Class B, Class C and Class T shares of each Fund are subject to a Distribution Plan, and Class A, Class B, Class C and Class T shares of each Fund are subject to a Shareholder Services Plan.

     Distribution Plan. Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act, provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Board has adopted such a plan (the "Distribution Plan") with respect to each Fund's Class B, Class C and Class T shares pursuant to which the Fund pays the Distributor for distributing each such Class of shares at the annual rate of 0.75% of the value of the average daily net assets of Class B and Class C shares and 0.25% of the value of the average daily net assets of Class T shares. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. The Company's Board believes that there is a reasonable likelihood that the Distribution Plan will benefit each Fund and the holders of its Class B, Class C and Class T shares.

     A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of a Fund's Class B, Class C or Class T shares may bear pursuant to the Distribution Plan without the approval of the holders of such shares and that other material amendments of the Distribution Plan must be approved by the Company's Board and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to each Fund, the Distribution Plan is subject to annual approval by such vote of the Board cast in person at a meeting called for the purpose of voting on the Distribution Plan. As to the relevant Class of shares of a Fund, the Distribution Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of such Class of shares.

     Set forth below are the amounts paid pursuant to the Distribution Plan with respect to Class B, Class C and Class T shares by Dreyfus Premier Enterprise Fund for the fiscal year ended September 30, 2004, by Dreyfus Premier Financial Services Fund and Dreyfus Premier Natural Leaders Fund for the period October 31, 2003 through September 30, 20041, and by Dreyfus Premier Health Care fund for the fiscal year ended April 30, 2004:

Fund	Fee Paid to Distributor

Dreyfus Premier Enterprise Fund
Class B	$279,909
Class C	$338,751
Class T	$3,804

Dreyfus Premier Financial Services
Fund
Class B	$110
Class C	$59
Class T	$5

Dreyfus Premier Natural Leaders Fund
Class B	$2,595
Class C	$2,629
Class T	$544

Dreyfus Premier Health Care Fund
Class B	$1,690
Class C	$851

Class T	$35

1

Commencement of initial offering of classes, with respect to Dreyfus Premier Financial Services Fund, and commencement of operations, with respect to Dreyfus Premier Natural Leaders Fund.

     As shares of Dreyfus Premier Consumer Fund are new, no information is provided as to the fees paid by such Fund pursuant to the Distribution Plan as of the date of this Statement of Additional Information.

     Shareholder Services Plan. The Company has adopted a Shareholder Services Plan with respect to Class A, Class B, Class C and Class T shares of each Fund. Pursuant to the Shareholder Services Plan, each Fund pays the Distributor for the provision of certain services to the holders of such shares a fee at the annual rate of 0.25% of the value of the average daily net assets of the shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to certain Service Agents in respect of these services.

     A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Shareholder Services Plan provides that material amendments must be approved by the Company's Board and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to each Fund, the Shareholder Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. As to each Fund and relevant Class of shares, the Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan.

      Set forth below are the amounts paid pursuant to the Shareholder Services Plan with respect to Class A, Class B, Class C and Class T shares by Dreyfus Premier Enterprise Fund for the fiscal year ended September 30, 2004, by Dreyfus Premier Financial Services Fund and Dreyfus Premier Natural Leaders Fund for the period October 31, 2003 through September 30, 20041, and by Dreyfus Premier Health Care Fund for the fiscal year ended April 30, 2004:

Fund	Fee Paid to Distributor
Dreyfus Premier Enterprise Fund

Class A	$245,305
Class B	$93,303
Class C	$112,917
Class T	$3,804
Dreyfus Premier Financial Services Fund
Class A	$4,255
Class B	$37
Class C	$19
Class T	$5
Dreyfus Premier Natural Leaders Fund
Class A	$2,599
Class B	$865
Class C	$877
Class T	$544

Dreyfus Premier Health Care Fund
Class A	$5,105
Class B	$563
Class C	$284
Class T	$35

1 Commencement of initial offering of classes, with respect to Dreyfus Premier Financial Services Fund, and commencement of operations, with respect to Dreyfus Premier Natural Leaders Fund.

     As shares of Dreyfus Premier Consumer Fund are new, no information is provided as to the fees paid by such Fund pursuant to the Shareholder Services Plan as of the date of this Statement of Additional Information.

HOW TO REDEEM SHARES

     General. Each Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you have purchased Fund shares by check, by Dreyfus TeleTransfer Privilege or through Dreyfus-Automatic Asset Builder® (which is not available for Dreyfus Premier Enterprise Fund) and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares. In addition, a Fund will reject requests to redeem shares by wire or telephone, online or pursuant to the Dreyfus TeleTransfer Privilege for a period of up to eight days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset Builder order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

     If you hold shares of more than one Class of a Fund, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Service Agent.

     Contingent Deferred Sales Charge—Class B Shares. A CDSC payable to the Distributor is imposed on any redemption of Class B shares which reduces the current net asset value of your Class B shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Class B shares of the Fund held by you at the time of redemption. No CDSC will be imposed to the extent that the net asset value of the Class B shares redeemed does not exceed (i) the current net asset value of Class B shares acquired through reinvestment of dividends or capital gain distributions, plus (ii) increases in the net asset value of your Class B shares above the dollar amount of all your payments for the purchase of Class B shares held by you at the time of redemption.

     If the aggregate value of Class B shares redeemed has declined below their original cost as a result of the Fund's performance, a CDSC may be applied to the then-current net asset value rather than the purchase price.

     In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years from the time you purchased the Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

     The following table sets forth the rates of the CDSC for Class B shares of a Fund, except for certain Class B shares issued in exchange for shares originally issued by the Acquired Fund described below:

		CDSC as a % of
	Year Since	Amount Invested or
	Purchase Payment	Redemption Proceeds
	Was Made	(whichever is less)

First		4.00
Second		4.00
Third		3.00
Fourth		3.00
Fifth		2.00
Sixth		1.00

     The following table sets forth the rates of the CDSC payable to the Acquired Fund's former distributor and the conversion to Class A schedule for Class B shares of a Fund issued in exchange for Class B shares originally issued by the Acquired Fund before December 1, 2003:

CDSC as a % of Amount
Year Since	Invested or Redemption
Purchase Payment	Proceeds
Was Made	(whichever is less)
First	5.00
Second	4.00
Third	3.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	0.00
Eighth	0.00*

* These Class B shares will automatically convert into Class A shares at the end of the calendar quarter that is eight years after the initial purchase of the Class B shares of the Acquired Fund (applies to such Class B shares originally issued by the Acquired Fund before December 1, 2003).

     In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of Class B shares above the total amounts of payments for the purchase of Class B shares made during the preceding six years (or eight years for certain shares issued in exchange for shares originally issued by the Acquired Fund); and finally, of amounts representing the cost of shares held for the longest period.

     For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of the investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represented appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

     Contingent Deferred Sales Charge—Class C Shares. A CDSC of 1% payable to the Distributor is imposed on any redemption of Class C shares within one year of the date of purchase. The basis for calculating the payment of any such CDSC will be the method used in calculating the CDSC for Class B shares. See "Contingent Deferred Sales Charge—Class B Shares" above.

     Waiver of CDSC. The CDSC may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Retirement Plans, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70-1/2 in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and (e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Company's Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the relevant Fund's Prospectus or this Statement of Additional Information at the time of the purchase of such shares.

     To qualify for a waiver of the CDSC, at the time of redemption you or your Service Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.

     Redemption Through a Selected Dealer. If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the New York Stock Exchange, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer. See "How to Buy Shares" for a discussion of additional conditions or fees that may be imposed upon redemption.

     In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee prior to the close of its business day (usually 5:15 p.m., Eastern time), are effected at the price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the shares will be redeemed at the next determined net asset value. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

     Reinvestment Privilege. Upon written request, you may reinvest up to the number of Class A, Class B or Class T shares you have redeemed, within 45 days of redemption, at the then-prevailing net asset value without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, with respect to Class B shares, or Class A or Class T shares if such shares were subject to a CDSC, your account will be credited with an amount equal to the CDSC previously paid upon redemption of the shares reinvested. The Reinvestment Privilege may be exercised only once.

     Wire Redemption Privilege. By using this Privilege, you authorize the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be you or a representative of your Service Agent and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Company will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

     To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Share Certificates; Signatures."

     Dreyfus TeleTransfer Privilege. You may request by telephone or online that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "How to Buy Shares—Dreyfus TeleTransfer Privilege."

     Share Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call the telephone number listed on the cover.

     Redemption Commitment. The Company has committed to pay in cash all redemption requests by any shareholder of record of a Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of such Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges would be incurred.

     Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the relevant Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.

SHAREHOLDER SERVICES

     Fund Exchanges. You may purchase, in exchange for shares of a Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of

Funds, and, with respect to Class T shares of a Fund, Class A shares of certain Dreyfus Premier fixed-income funds, to the extent such shares are offered for sale in your state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

A.	Exchanges for shares of funds offered without a sales load will be made without a sales load.

B.	Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.	Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

D.	Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.

E.	Shares of funds subject to a CDSC exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

     To accomplish an exchange under item D above, you or your Service Agent acting on your behalf must notify the Transfer Agent of your prior ownership of Fund shares and your account number.

     Fund shares subject to a CDSC also may be exchanged for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. The shares so purchased will be held in a special account created solely for this purpose ("Exchange Account"). Exchanges of shares from an Exchange Account only can be made into certain other funds managed or administered by the Manager. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable Fund account. Upon redemption, the applicable CDSC will be calculated, except for Fund shares issued in exchange for shares originally issued by the Acquired Fund, without regard to the time such shares were held in an Exchange Account; for Fund shares issued in exchange for shares originally issued by the Acquired Fund, the applicable CDSC will be calculated taking into account the time such shares were held in the Exchange Account. See "How to Redeem Shares." Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares also are eligible for the Dreyfus Auto-Exchange Privilege, Dreyfus Dividend Sweep and the Automatic Withdrawal Plan.

     To request an exchange, you or your Service Agent acting on your behalf must give exchange instructions to the Transfer Agent in writing, by telephone or online. The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. By using this privilege, you authorize the Transfer Agent to act on telephonic and online instructions (including over the Dreyfus Express® voice response telephone system) from any person representing himself or herself to be you or a representative of your Service Agent and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form are not eligible for telephone or online exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

     To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

     Exchanges of Class R shares held by a retirement plan may be made only between the investor's retirement plan account in one fund and such investor's retirement plan account in another fund.

     During times of drastic economic or market conditions, the Company may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components—redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

     Dreyfus Auto-Exchange Privilege. (All Funds, except Dreyfus Premier Enterprise Fund) Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of a Fund, shares of another fund of which you are a shareholder as described above under "Fund Exchanges." This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA accounts and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

     Fund Exchanges and Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having certain identical identifying designations.

     Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561, or visiting the Dreyfus.com website. The Company reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

     Dreyfus-Automatic Asset Builder®. (All Funds, except Dreyfus Premier Enterprise Fund) Dreyfus-Automatic Asset Builder permits you to purchase the Fund's shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

     Dreyfus Government Direct Deposit Privilege. (All Funds, except Dreyfus Premier Enterprise Fund) Dreyfus Government Direct Deposit Privilege enables you to purchase the Fund's shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans' military or other payments from the U.S. Government automatically deposited into your fund account.

     Dreyfus Payroll Savings Plan. (All Funds, except Dreyfus Premier Enterprise Fund) Dreyfus Payroll Savings Plan permits you to purchase the Fund's shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

     Dreyfus Dividend Options. (All Funds, except Dreyfus Premier Enterprise Fund) Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from a Fund in shares of the same Class of another fund in the Dreyfus Premier Family of Funds (not including Dreyfus Premier Enterprise Fund), shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and with respect to Class T shares of the Fund, Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

A.	Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load.

B.	Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.	Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as

"Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by a fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.

D.	Dividends and distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

     Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from Dreyfus Premier Health Care Fund or Dreyfus Premier Financial Services Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

     Automatic Withdrawal Plan. (All Funds, except Dreyfus Premier Enterprise Fund) The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be terminated at any time by you, the Company or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

     No CDSC with respect to Class B or Class C shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that any amount withdrawn under the plan does not exceed on an annual basis 12% of the greater of (1) the account value at the time of the first withdrawal under the Automatic Withdrawal Plan, or (2) the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class B or Class C shares under the Automatic Withdrawal Plan that exceed such amounts will be subject to a CDSC. Withdrawals of Class A and Class T shares subject to a CDSC under the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A and Class T shares where the sales load is imposed concurrently with withdrawals of Class A and Class T shares generally are undesirable.

     Certain retirement plans, including Dreyfus-sponsored retirement plans, may permit certain participants to establish an automatic withdrawal plan from such retirement plans. Participants should consult their retirement plan sponsor and tax adviser for details. Such a withdrawal plan is different than the Automatic Withdrawal Plan.

     Letter of Intent – Class A and Class T Shares. (All Funds, except Dreyfus Premier Enterprise Fund) By signing a Letter of Intent form, you become eligible for the reduced sales load on purchases of Class A and Class T shares based on the total number of shares of Eligible Funds (as defined under "Right of Accumulation" above) purchased by you and any related "purchaser" (as defined above) in a 13-month period pursuant to the terms and conditions set forth in the Letter of Intent. Shares of any Eligible Fund purchased within 90 days prior to the submission of the Letter of Intent may be used to equal or exceed the amount specified in the

Letter of Intent. A minimum initial purchase of $5,000 is required. You can obtain a Letter of Intent form by calling 1-800-554-4611.

     Each purchase you make during the 13-month period (which begins on the date you submit the Letter of Intent) will be at the public offering price applicable to a single transaction of the aggregate dollar amount you select in the Letter of Intent. The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent, which may be used for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. When you fulfill the terms of the Letter of Intent by purchasing the specified amount the escrowed amount will be released and additional shares representing such amount credited to your account. If your purchases meet the total minimum investment amount specified in the Letter of Intent within the 13-month period, an adjustment will be made at the conclusion of the 13-month period to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to submission of the Letter of Intent. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, the offering price of the shares you purchased (including shares representing the escrowed amount) during the 13-month period will be adjusted to reflect the sales load applicable to aggregate purchases you actually made (which will reduce the number of shares in your account), unless you have redeemed the shares in your account, in which case the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A or Class T shares of the Fund held in escrow to realize the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made and any remaining shares will be credited to your account. Signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A or Class T shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current net asset value plus the applicable sales load in effect at the time such Letter of Intent was submitted.

     Corporate Pension/Profit-Sharing and Retirement Plans. The Company makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, the Company makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs), Education Savings Accounts, 401(k) Salary Reduction Plans and 403(b)(7) Plans. Plan support services also are available. Dreyfus Premier Enterprise Fund shares, however, are not offered to 401(k) and other group retirement plans.

     If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

     The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

     Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipt of funds.

     You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and you should consult a tax adviser.

DETERMINATION OF NET ASSET VALUE

     Valuation of Portfolio Securities. Each Fund's investments are valued on the basis of market quotations or official closing prices. Each Fund's portfolio securities, including covered call options written by the Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the Nasdaq National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except that open short positions are valued at the asked price. Bid price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation or, if no such rate is quoted on such date, such other quoted market exchange rate as may be determined to be appropriate by the Manager. Forward currency contracts will be valued at the current cost of offsetting the contract. If a Fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place contemporaneously with the determination of prices of certain of the Fund's securities. Short-term investments may be carried at amortized cost, which approximates value. Expenses and fees, including the management fee and fees pursuant to the Distribution Plan and the Shareholder Services Plan, if applicable, are accrued daily and taken into account for the purpose of determining the net asset value of the relevant Fund's shares. Because of the differences in operating expenses incurred by each Class of shares of the Funds, the per share net asset value of each Class of shares of the Funds will differ.

     Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available, are not valued by a pricing service approved by the Board, or are determined by the Company not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) but before the Company calculates a Fund's NAV), are valued at fair value as determined in good faith based on procedures approved by the Company's Board. Fair value of investments may be determined by the Company's Board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased or sold, and public trading in similar securities of the issuer or comparable issuers. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on fair value procedures may differ from the security's most recent closing price, and from the prices used by other mutual funds to calculate their net asset values. Foreign securities held by a Fund may trade on days that the Fund is not open for business, thus affecting the value of the Fund's assets on days when Fund investors have no access to the Fund. Restricted securities which are, or are convertible into, securities of the same class of other securities for which a public market exists usually will be valued at such market value less the same percentage discount at which the restricted securities were purchased. This discount will be revised periodically by the Board if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.

     New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Management believes that each Fund (except Dreyfus Premier Consumer Fund which had not completed its first fiscal year as of the date of this Statement of Additional Information) has qualified for treatment as a "regulated investment company" under the Code for its most recent fiscal year end. It is expected that Dreyfus Premier Consumer Fund will qualify for treatment as a registered investment company under the Code. Each Fund intends to continue to so qualify as a "regulated investment company" under the Code, if such qualification is in the best interest of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized securities gains to the extent such income and gains are distributed to shareholders. To qualify as a regulated investment company, the Fund must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. If a Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

     If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     Any dividend or distribution paid shortly after your purchase may have the effect of reducing the aggregate net asset value of your shares below the cost of your investment. Such a dividend or distribution would be a return of investment in an economic sense, although taxable as stated in the relevant Fund's Prospectus. In addition, if a shareholder holds shares of a Fund for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

     In general, dividends (other than capital gain dividends) paid by a Fund to U.S. corporate shareholders may be eligible for the dividends received deduction to the extent that the Fund's income consists of dividends paid by U.S. corporations on shares that have been held by the Fund for at least 46 days during the 90-day period commencing 45 days before the shares become ex-dividend. In order to claim the dividends received deduction, the investor in the Fund must have held its shares in the Fund for at least 46 days during the 90-day period commencing 45 days before the Fund shares become ex-dividend. Additional restrictions on an investor's ability to claim the dividends received deduction may apply.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of foreign currencies and non-U.S. dollar denominated securities (including debt instruments and certain forward contracts and options) may be treated as ordinary income or loss. In addition, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. Finally, all or a portion of the gain realized from engaging in "conversion transactions" (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

     Gain or loss, if any, realized by a Fund from certain forward contracts and options transactions ("Section 1256 contracts") will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of Section 1256 contracts as well as from closing transactions. In addition, any Section 1256 contracts remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

     Offsetting positions held by a Fund involving certain futures or forward contracts or options transactions with respect to actively traded personal property may be considered, for tax purposes, to constitute "straddles." To the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by the Fund may constitute "mixed straddles." The Fund may make one or more elections with respect to the treatment of "mixed straddles," resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

     If a Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.

     If a Fund enters into certain derivatives (including forward contracts, long positions under notional principal contracts, and related puts and calls) with respect to equity interests in certain pass-thru entities (including other regulated investment companies, real estate investment trusts, partnerships, real estate mortgage investment conduits and certain trusts and foreign corporations), long-term capital gain with respect to the derivative may be recharacterized as ordinary income to the extent it exceeds the long-term capital gain that would have been realized had the interest in the pass-thru entity been held directly by the Fund during the term of the derivative contract. Any gain recharacterized as ordinary income will be treated as accruing at a constant rate over the term of the derivative contract and may be subject to an interest charge. The Treasury has authority to issue regulations expanding the application of these rules to derivatives with respect to debt instruments and/or stock in corporations that are not pass-thru entities.

     Investment by a Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations, could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required each year to accrue a portion of the discount (or deemed discount) at which the securities were issued and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy the distribution requirements.

     If a Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain Federal income taxes on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities held beyond the end of the Fund's taxable year may be treated as ordinary income.

     Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Company could subject you to a $50 penalty imposed by the Internal Revenue Service.

PORTFOLIO TRANSACTIONS

     General. The Manager assumes general supervision over the placement of securities buy and sell orders on behalf of the funds it manages. In choosing brokers, the Manager evaluates the ability of the broker to execute the particular transaction (taking into account the market for the stock and the size of the order) at the best combination of price and quality of execution. In selecting brokers no factor is necessarily determinative, and seeking to obtain best execution for all trades takes precedence over all other considerations. Brokers are selected after a review of relevant criteria, which may include: the actual price to be paid for the shares; the broker's knowledge of the market for the particular stock; the broker's reliability; the broker's integrity or ability to maintain confidentiality; the broker's research capability; commission rates; the broker's ability to ensure that the shares will be delivered on settlement date; the broker's ability to handle specific orders of various size and complexity; the broker's financial condition; the broker's willingness to commit capital; and the broker's infrastructure and operational capabilities. At various times and for various reasons, certain factors will be more important than others in determining which broker to use.

     The Manager has adopted written trade allocation procedures for its equity and fixed income trading desks. Under the procedures, portfolio managers and the trading desks ordinarily will seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one account. In some cases, this policy may adversely affect the price paid or received by an account, or the size of the position obtained or liquidated. Generally, bunched trades will be allocated among the participating accounts based on the number of shares designated for each account on the trade order. If securities available are insufficient to satisfy the requirements of the participating accounts, available securities generally are allocated among accounts pro rata, based on order sizes. In the case of debt securities, the pro rata allocation is based on the accounts' asset sizes. In allocating trades made on a combined basis, the trading desks seek to achieve the same net unit price of the securities for each participating account. Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the trade allocation procedures allow the allocation of securities on a basis other than pro rata. For example, adjustments may be made to eliminate de minimis positions, to give priority to accounts with specialized investment policies and objectives or to consider the unique characteristics of certain accounts (e.g., available cash, industry or issuer concentration, duration, credit exposure).

     The Manager (or Founders with respect to Dreyfus Premier Enterprise Fund) may deem it appropriate for one of its accounts to sell a security while another of its accounts is purchasing the same security. Under such circumstances, the Manager (or Founders with respect to Dreyfus Premier Enterprise Fund) may arrange to have the purchase and sale transaction effected directly between its accounts ("cross transactions"). Cross transactions will be effected pursuant to procedures adopted under Rule 17a-7 under the 1940 Act.

     Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the Manager (or Founders with respect to Dreyfus Premier Enterprise Fund) will not be deterred from changing a Fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager (or Founders with respect to Dreyfus Premier Enterprise Fund) based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

     For the period June 29, 2001 (commencement of operations) through April 30, 2002, and for the fiscal years ended April 30, 2003 and 2004, Dreyfus Premier Health Care Fund paid total brokerage commissions of $7,426, $13,723 and $18,469, respectively, and there were no concessions on principal transactions. For the fiscal years ended September 30, 2002, 2003 and 2004, Dreyfus Premier Enterprise Fund paid total brokerage commissions of $500,562, $700,042 and $1,390,721, respectively, and the concessions on principal transactions totaled $497,253, $451,080 and $2,680,389, respectively, none of which was paid to the Distributor. For the period December 28, 2001 (commencement of operations) through September 30, 2002 and for the fiscal years ended September 30, 2003 and 2004, Dreyfus Premier Financial Services Fund paid total brokerage commissions of $2,247, $1,967 and $3,885, respectively, and the concessions on principal transactions totaled $76, $3,189 and $14,757, respectively, none of which was paid to the Distributor. For the period October 31, 2003 (commencement of operations) through September 30, 2004, Dreyfus Premier Natural Leaders Fund paid total brokerage commissions of $25,956 and the concessions on principal transactions totaled $2,593, none of which was paid to the Distributor.

     The Company contemplates that, consistent with the policy of obtaining prompt execution of orders at the most favorable net price, brokerage transactions may be conducted through the Manager, Founders or their affiliates. The Company's Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to the Manager, Founders or their affiliates are reasonable and fair.

     As new funds, no information on brokerage commissions is available for Dreyfus Premier Natural Leaders Fund or Dreyfus Premier Consumer Fund as of the date of this Statement of Additional Information.

     IPO Allocations. (All Funds, except Dreyfus Premier Enterprise Fund) The Manager has adopted IPO procedures that require portfolio managers seeking to participate in an IPO to use reasonable efforts to indicate their interest in the IPO, in writing, to Dreyfus' Equity Trading Desk at least 24 hours before the pricing of the shares offered in the IPO. Generally, the number of shares requested by a portfolio manager must be limited to the number of IPO shares which, if received, would not exceed a position that is .50% greater than the fund's average equity position.

     Portfolio managers may specify a minimum number of shares deemed to be an adequate allocation for a fund, and will not receive an allocation of less than the number of shares so specified. Portfolio managers must accept an allocation that is equal to or greater than the minimum number of shares requested, but are not required to accept shares in excess of the amount requested. Any de minimis adjustment may result in larger funds participating in IPOs to a lesser extent than smaller funds.

     A portfolio manager who indicates an interest in participating in an IPO on behalf of less than all of the funds under his or her management must explain why shares are not being requested on behalf of each non-participating fund.

     Based on the indications of interest, the Equity Trading Desk establishes an appropriate order size for each fund. In establishing the appropriate order sizes, the following factors may be considered: (i) the number of shares requested for each fund; (ii) the relative size of each fund; (iii) each fund's investment objectives, style and portfolio compositions; and (iv) any other factors relevant to achieving a fair and equitable allocation among funds.

     If there are insufficient securities to satisfy all orders, allocations are generally made among participating funds pro rata on the basis of each fund's order size. Allocations may deviate from a strict pro rata allocation if the Chief Investment Officer or his designee determines that it is fair and equitable to allocate on other than a pro rata basis.

     Certain funds or groups of funds (each a "Rotational Group") may participate in IPOs on a rotational basis. Each Rotational Group participates in an IPO based on a pre-determined sequential order and only one Rotational Group may participate in a particular IPO. Shares allocated to a Rotational Group generally are re-allocated pro rata to the funds in the group based on the order size as determined by the Equity Trading Desk.

     IPO Allocations. (Dreyfus Premier Enterprise Fund only) Dreyfus Premier Enterprise Fund's portfolio managers are employees of Founders and are subject to the IPO procedures of Founders. Under the procedures, all portfolio managers seeking to participate in an IPO must inform the Trading Department Manager, or her designee, of the accounts for which the offering would be suitable at least 24 hours prior to the time the offering is to be priced or the books are to be closed, whichever occurs first. If it is not possible to give this notice, the portfolio manager will give notice as soon as practicable under the circumstances.

     The key criterion for determining the eligibility of an account to participate in an IPO is the suitability of the investment for the account. Guidelines based on the estimated market capitalization of the issuer are used to help determine the accounts for which offerings are most suitable. If the portfolio manager of an account for which a particular offering would be most suitable based on the market capitalization guidelines determines not to have that account participate in the offering, other accounts may participate in the offering.

     Allocations among accounts with the same or a similar investment objective managed by the same portfolio manager generally are allocated pro rata based on the net asset values of the applicable accounts. However, a portfolio manager may determine not to participate in an offering for an account based on the circumstances affecting that account including, without limitation, cash availability, desired position size, the account's investment policies and restrictions, or tax considerations. If an offering is suitable for accounts managed by different portfolio managers and more than one portfolio manager wants to participate in the offering, the shares are allocated to the accounts for which the offering is deemed most suitable. Such offerings generally are then allocated pro rata based on net asset value. In the case of secondary public offerings, allocations may be based on position weightings desired for each participating account.

     Allocations may be adjusted based on factors deemed appropriate by the portfolio manager, including, but not limited to, the liquidity of the offering or a rotational system designed to ensure that, over time, allocations of IPO securities are fair and equitable to all accounts.

     If under the procedures an account would receive an allocation equal to or less than the greater of (a) a portfolio position of .25 of 1%; or (b) 100 shares, the portfolio manager may decline the allocation for that account. Shares not taken as a result of this rule are reallocated to the other accounts participating in the allocation on a pro rata basis based on their net asset values.

     From time to time, special circumstances may arise in which deviations from these policies are appropriate. Any such exceptions must by approved by Founders' President or his designee.

     Soft Dollars. Subject to the policy of seeking the best combination of price and execution, a Fund may execute transactions with brokerage firms that provide, along with brokerage services, research services and products, as defined in Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) provides a "safe harbor" to investment managers who use commission dollars of their advised accounts to obtain investment research and brokerage services and products. These arrangements are often called soft dollar arrangements. Research and brokerage services and products that provide lawful and appropriate assistance to the manager in performing investment decision-making responsibilities fall within the safe harbor.

     The services and products provided under these arrangements permit the Manager (or Founders) to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms.

     Some of the research products or services received by the Manager (or Founders) may have both a research function and a non-research administrative function (a "mixed use"). If the Manager (or Founders) determines that any research product or service has a mixed use, the Manager (or Founders) will allocate in good faith the cost of such service or product accordingly. The portion of the product or service that the Manager (or Founders) determines will assist it in the investment decision-making process may be paid for in soft dollars. The non-research portion is paid for by the Manager (or Founders) in hard dollars. Any such allocation may create a conflict of interest for the Manager (or Founders).

     Certain funds are managed by dual employees of the Manager and an affiliated entity in the Mellon organization. The affiliated entity effects trades for funds managed by these dual employees. Because those funds may benefit from the research products and services the affiliated entity receives from brokers, commissions generated by those funds may be used to help pay for research products and services used by the affiliated entity.

     The Manager generally considers the amount and nature of research, execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration. Neither the research services nor the amount of brokerage given to a particular brokerage firm are made pursuant to any agreement or commitment with any of the selected firms that would bind the Manager to compensate the selected brokerage firm for research provided. The Manager endeavors to direct sufficient commissions to broker/dealers that have provided it with research to ensure continued receipt of research the Manager believes is useful.

Actual brokerage commissions received by a broker/dealer may be more or less than the suggested allocations.

     The Manager may receive a benefit from the research services and products that is not passed on to a Fund in the form of a direct monetary benefit. Further, research services and products may be useful to the Manager in providing investment advice to any of the Funds or clients it advises. Likewise, information made available to the Manager from brokerage firms effecting securities transactions for a Fund may be utilized on behalf of another Fund or client. Thus, there may be no correlation between the amount of brokerage commissions generated by a particular Fund or client and the indirect benefits received by that Fund or client.

     For each indicated Fund, the aggregate amount of transactions for the last fiscal year, in securities effected on an agency basis through a broker for, among other things, research services, and the commissions and concessions related to such transactions were as follows:

Fund	Fiscal Year End	Transaction Amount	Commissions and Concessions

Dreyfus Premier Financial	September 30,
Services Fund	2004	$965,014	$1,422
Dreyfus Premier Health
Care Fund	April 30, 2004	$4,897,390	$6,611
Dreyfus Premier	September 30,	$39,710,
Enterprise Fund	2004	498	$158,648
Dreyfus Premier Natural
Leaders Fund[1]	September 30, 2004	$0	$0

1 From October 31, 2003 (commencement of operations)

     As a new fund, no information on such transactions is available for Dreyfus Premier Consumer Fund as of the date of this Statement of Additional Information.

     Regular Broker-Dealers. A Fund may execute transactions with one or more of its "regular brokers or dealers," as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a "regular broker or dealer" is one of the ten brokers or dealers that, during the Fund's most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund's portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund's portfolio transactions or (iii) sold the largest dollar amount of the Fund's securities. Listed below for Dreyfus Premier Financial Services Fund are the acquired securities of its regular brokers or dealers for the fiscal year ended September 30, 2004, the issuer of the securities and the aggregate value per issuer, as of September 30, 2004, of such securities: Goldman, Sachs & Co., $36,000, Lehman Brothers, Inc., $19,000, Merrill Lynch, Pierce, Fenner & Smith, Inc., $39,000, Morgan Stanley Dean Witter & Co., $45,000, Banc of America Securities LLC, $ 108,000, Citigroup Global Markets Inc., $96,000, Knight Securities L.P., $10,000 and J.P. Morgan Chase & Co., $104,000.

     Disclosure of Portfolio Holdings. It is the policy of the Company to protect the confidentiality of each Fund's portfolio holdings and prevent the selective disclosure of non-public information about such holdings. Each Fund will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the Securities and Exchange Commission. Each Fund will publicly disclose its complete schedule of portfolio holdings, as reported on a month-end basis, on its website at www.dreyfus.com. The information will be posted with a one-month lag and will remain accessible until the Company files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition fifteen days following the end of each calendar quarter, the Fund will publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter.

     If a Fund’s portfolio holdings are released pursuant to an ongoing arrangement with any party, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor Dreyfus or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund's portfolio holdings. A Fund may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research, provided that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling Fund shares or Fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

     A Fund may also disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include the Fund's custodian, auditors, investment adviser, administrator, and each of their respective affiliates and advisers.

     Disclosure of a Fund's portfolio holdings may be authorized only by the Company's Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Company's Board.

SUMMARY OF THE PROXY VOTING POLICY, PROCEDURES AND GUIDELINES OF THE DREYFUS FAMILY OF FUNDS

     The Board of each fund in the Dreyfus Family of Funds has delegated to the Manager the authority to vote proxies of companies held in the fund's portfolio. The Manager, through its participation on the Mellon Proxy Policy Committee (the "MPPC"), applies Mellon's Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds.

     The Manager recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

     The Manager seeks to avoid material conflicts of interest by participating in the MPPC, which applies detailed, pre-determined written proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, the MPPC engages a third party as an independent fiduciary to vote all proxies of funds managed by Mellon or its affiliates (including the Dreyfus Family of Funds), and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

     All proxies received by the funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in Mellon's or the Manager's policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the MPPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines are referred to the MPPC for discussion and vote. Additionally, the MPPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the MPPC weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the MPPC seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

     When evaluating proposals, the MPPC recognizes that the management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the MPPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The MPPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the MPPC generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the MPPC generally votes in accordance with management on issues that the MPPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

     On questions of social responsibility where economic performance does not appear to be an issue, the MPPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The MPPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

     In evaluating proposals regarding incentive plans and restricted stock plans, the MPPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the MPPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The MPPC generally votes against proposals that permit or are silent on the repricing or replacement of stock options without shareholder approval.

     Information regarding how the Manager voted proxies for the Funds is available on the Dreyfus Family of Funds' website at http://www.dreyfus.com and on the Securities and Exchange Commission's website at http://www.sec.gov on the Company's Form N-PX filed with the Securities and Exchange Commission.

INFORMATION ABOUT THE COMPANY AND FUNDS

     Each Fund share has one vote and, when-issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares have equal rights as to dividends and in liquidation. Shares have no preemptive or subscription rights and are freely transferable.

     The Company is organized as a business trust under the laws of the Commonwealth of Massachusetts. Under Massachusetts law, shareholders of a Fund, under certain circumstances, could be held personally liable for the obligations of that Fund. However, the Company's Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder liability for acts or obligations of the Company and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Company or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Company intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of two-thirds of the Company's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

     To date, the Board has authorized the creation of five series of shares. All consideration received by the Company for shares of a series, and all assets in which such consideration is invested, will belong to that series (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, a series will be treated separately from those of the other series. The Company has the ability to create, from time to time, new series without shareholder approval.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

     Each Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. If Fund management determines that an investor is following an abusive investment strategy, it may reject any purchase request, or terminate the investor's exchange privilege, with or without prior notice. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Accounts under common ownership or control may be considered as one account for purposes of determining a pattern of excessive or abusive trading. In addition, each Fund may refuse or restrict purchase or exchange requests for Fund shares by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund. If an exchange request is refused, the Company will take no other action with respect to the Fund shares until it receives further instructions from the investor. While the Company will take reasonable steps to prevent excessive short term trading deemed to be harmful to the Funds, it may not be able to identify excessive trading conducted through certain financial intermediaries or omnibus accounts.

     To offset the relatively higher costs of servicing smaller accounts, each Fund will charge regular accounts with balances below $2,000 an annual fee of $12. The valuation of accounts and the deductions are expected to take place during the last four months of each year. The fee will be waived for any investor whose aggregate Dreyfus mutual fund investments total at least $25,000, and will not apply to IRA accounts or to accounts participating in automatic investment programs or opened through a securities dealer, bank or other financial institution, or to other fiduciary accounts.

     Effective, February 1, 2003, Dreyfus Premier Enterprise Fund changed its name from "Dreyfus Premier Micro-Cap Growth Fund" to its current name.

     Effective November 15, 2002, Dreyfus Premier Health Care Fund changed its name from "Dreyfus Health Care Fund" to its current name, renamed its existing shares "Class A shares," and commenced offering Class B, Class C, Class R and Class T shares.

     Effective October 31, 2003, Dreyfus Premier Financial Services Fund changed its name from "Dreyfus Financial Services Fund" to its current name, renamed its existing shares "Class A shares," and commenced offering Class B, Class C, Class R and Class T shares.

Each Fund will send annual and semi-annual financial statements to all its shareholders.

     The following persons are known by the Company to own of record 5% or more of the indicated Fund's outstanding voting securities on January 3, 2005. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

Dreyfus Premier Enterprise Fund:

Merrill Lynch, Pierce, Fenner & Smith	11.8% (Class A)
For the Sole Benefit of Its Customers
Attn: Fund Administration	12.1% (Class B)
4800 Deer Lake Dr. E
Jacksonville, FL 32246-6484	26.8% (Class C)

National Financial Services Corporation	5.4% (Class A)
For the Benefit of Its Customers	8.4% (Class B)
82 Devonshire Street
Boston, MA 02109-3605

Charles Schwab & Company Inc.	26.5% (Class A)
For the Benefit of Its Customers
Attention: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

Pershing LLC	9.4% (Class A)
Pershing Division – Transfer Department
P.O. Box 2052	9.2% (Class B)
Jersey City, NJ 07303-2052	9.0% (Class C)
18.2% (Class T)

CitiGroup Global Markets, Inc.	7.7% (Class B)

333 West 34 th Street	13.9% (Class C)
New York, NY 10001-2402
14.3%
(Class T)
First Clearing, LLC	12.9% (Class B)
10750 Wheat First Drive
Glen Allen, VA 23060-0000	11.2% (Class C)

6.5% (Class T)
Robert W. Baird & Co. Inc.	16.2% (Class T)

777 E. Wisconsin Avenue
Milwaukee, WI 53202-5300

LINSCO/Private Ledger Corporation	6.8% (Class A)
9785 Town Center Drive
San Diego, CA 92121

McDonald Investments, Inc.	5.3% (Class T)
4900 Tiedeman Road
Brooklyn, OH 44144

American Enterprise Investment	6.0% (Class B)
Mutual Funds Operations	5.1% (Class T)
P.O. Box 9446
Minneapolis, MN 55440-9446

Dreyfus Premier Health Care Fund:

A.G. Edwards & Sons, Inc.	19.0% (Class A)
P.O. Box 795068
Saint Louis, MO 63179-0795

Dreyfus Trust Company Custodian	8.3% (Class C)
For the Benefit of Myra R. Kaiser
77-07 138th St.
Kew Gardens Hills, NY 11367-3209

MBCIC	18.4% (Class A)
c/o Mellon Financial Corp.
Attn: Delaware Financial Department
4001 Kennett Pike
Two Greenville Crossing
Greenville, DE 19807-2029

Pershing LLC	7.8% (Class A)
Pershing Division-Transfer Department	13.6% (Class B)
P.O. Box 2052
Jersey City, NJ 7303-2052	41.3% (Class C)

Charles F. Keating	5.6% (Class B)
418 Essex Avenue
Spring Lake, NJ 07762-1147

National Financial Services	8.6% (Class B)
For the Benefit of Its Customers	6.4% (Class C)
82 Devonshire Street
Boston, MA 02109-3605

SEI Private Trust Company	97.3% (Class R)
c/o Mellon Bank
Attn: Mutual Funds
One Freedom Valley Drive
Oaks, PA 19456

Janney Montgomery Scott LLC	45.1% (Class T)
For the Benefit of Donald B. Heller
1801 Market Street
Philadelphia, PA 19103-1628

Janney Montgomery Scott LLC	18.5% (Class T)
For the Benefit of Donald B. Heller (ROTH IRA)
1801 Market Street
Philadelphia, PA 19103-1628

Merrill Lynch, Pierce, Fenner & Smith	17.9% (Class B)
For The Sole Benefit of Its Customers	8.4% (Class C)
Attn: Fund Administration	7.7% (Class T)
4800 Deer Lake Dr. E
Jacksonville, FL 32246-6484

Dreyfus Trust Company, Custodian	8.1% (Class A)
For the Benefit of Robert Goldstein
2242 Rosemont Lane
Encinitas, CA 92024-4916

Jorge Dominguez-Villafane	12.6% (Class T)
Retirement Plan Trust U/A
608 Toledo St. Valencia
San Juan, PR 00923

Carmen M. Garcia Rodriguez	5.2% (Class T)
I-9 9th Street San Pedro
Toa Baja, PR 00969

Jesusa Ortiz Lebron	5.3% (Class T)
Paseo Degetau

Caguas, PR 00725

Dreyfus Premier Financial Services Fund:

MBCIC	70.2% (Class A)
c/o Mellon Financial Corp.
Attn: Delaware Financial Department	100% (Class R)
4001 Kennett Pike, Suite 218	6.2% (Class T)
Two Greenville Crossing
Greenville, DE 19807-2029

Charles Schwab & Co., Inc.	7.4% (Class A)
Special Custody Acct.
For the Benefit of its Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

Helen Beshlian	6.7% (Class A)
32-05 Broadway
Fairlawn, NJ 07410-4616

Dreyfus Trust Company Custodian	8.4% (Class B)
For the Benefit of Vincent K. Ward, Jr.
522 Rollingview Drive
Tampa, FL 33617-3855

Dreyfus Trust Company Custodian	42.9% (Class C)
For the Benefit of Alan R. Arnold
5364 Dominica Circle
Sarasota, FL 34233-3817

Dreyfus Trust Company Custodian	10.8% (Class C)
For the Benefit of Bernadette Weider
35 Dunsmere Drive
Rochester, NY 14615-2115

Susan M. Russell Living Trust	20.5% (Class C)
6894 Rosemary Street
Dearborn Heights, MI 48127-1929

Dreyfus Trust Company Custodian	7.6% (Class C)
For the Benefit of Scott A. George
79 S. Main Street
West Alexandria, OH 45381-1243

UBS Financial Services Inc.	7.3% (Class C)
For the Benefit of Allen Haimovitz
P.O. Box 3321
1000 Harbor Blvd
Weehawken, NJ 07086-6761

McDonald Investments, Inc.	63.1% (Class B)
A Keycorp Company
4900 Tiedeman Road
Brooklyn, OH 44144

Merrill Lynch, Pierce, Fenner & Smith	15.4% (Class B)
For the Sole Benefit of its Customers
Attn: Fund Administration
4800 Deer Lake Drive
Jacksonville, FL 32246-6484

Dreyfus Trust Company Custodian	7.1% (Class C)
For the Benefit of Linda D. Anderson
323 80 th Avenue
St. Petersburg, FL 33706-1601

Raymond James & Associates Inc.	93.8% (Class T)
For the Benefit of Hall IRA
880 Carillion Parkway
St. Petersburg, FL 33716-1100

Dreyfus Premier Natural Leaders Fund:

Pershing LLC	17.9 (Class A)

Pershing Division-Transfer Department	11.0% (Class B)
P.O. Box 2052	25.2% (Class C)
Jersey City, NJ 07303-2052

MBCIC	6.3% (Class A)
c/o Mellon Financial Corp.	9.6% (Class B)
Attention: Delaware Financial Department	23.2% (Class C)
4001 Kennett Pike, Suite 218	59.1% (Class R)
Two Greenville Crossing	81.0% (Class T)
Greenville, DE 19807-2029

Robert W. Baird & Co.	9.0% (Class A)
For the Benefit of Its Customers
777 East Wisconsin Avenue
Milwaukee, WI 53202

LPL Financial Services	29.6% (Class A)
9785 Town Center Drive
San Diego, CA 92121

First Clearing, LLC	16.6% (Class A)
10750 Wheat First Drive	29.8% (Class B)
Glen Allen, VA 23060

Quentin M. Tyrell	7.0% (Class C)
36076 BI State Boulevard
Delmar, DE 19940-3352

A.G. Edwards & Sons, Inc.	6.4% (Class B)
24651 Center Ridge Road
Suite 100
Westlake, OH 66145-5630

SEI Private Trust Company	9.4% (Class R)
c/o Mellon Bank
One Freedom Valley Drive
Oaks, PA 19456

Dreyfus Trust Company Custodian	14.7% (Class R)
Harry C. Francisco
2314 Las Palomas Drive
La Habra, CA 90631-7766

Daniel McKeown &	8.6% (Class B)
Louise L. McKeown JT Ten	12.3% (Class C)
6334 Castejon Drive
La Jolla, CA 92037-6932

Merrill Lynch, Pierce, Fenner & Smith	6.4% (Class C)
For the Sole Benefit of its Customers
Attn: Fund Administration
4800 Deer Lake Drive
Jacksonville, FL 32246-6484

Stephen Anastasio	11.0% (Class R)
370 West Pleasantview Avenue, Suite 288
Hackensack, NJ 07601-8004

Dreyfus Trust Company Cust	5.2% (Class R)
For the Benefit David D. Dearauf
Under IRA Plan
1133 A. Alewa Drive
Honolulu, HI 96817-1508

National Financial Services	5.5% (Class B)
82 Devonshire Street
Boston, MA 02109-3605

Michael R. Lipsey	6.7% (Class T)
172 Lake Forrest Lane
Atlanta, GA 30342-3210

Dreyfus Premier Consumer Fund

MBCIC	100.0% (Class A)
c/o Mellon Financial Corp.	100.0% (Class B)
Attn: Delaware Financial Department	100.0% (Class C)
4001 Kennett Pike, Suite 218	100.0% (Class R)
Two Greenville Crossing	100.0% (Class T)
Greenville, DE 19807-2029

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to each Fund's Prospectus.

     Ernst & Young LLP, 5 Times Square, New York, New York 10036, an independent registered public accounting firm, serves as independent auditors of the Company.

APPENDIX
Rating Categories

     Description of certain ratings assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), and Fitch Ratings ("Fitch"):

S&P

Long-term

AAA

An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

r

The symbol 'r' is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk – such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.

The designation 'N.R.' indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

Short-term

A-1

A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Moody's

Long term

Aaa

Bonds rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds rated 'Aa' are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the 'Aaa' securities.

A

Bonds rated 'A' possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

Bonds rated 'Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds rated 'Ba' are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

Bonds rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from 'Aa' through 'Caa'. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Prime Rating System

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Fitch

Long-term Investment Grade

AAA

Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Long-term Speculative Grade

BB

Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

"+" or "-" Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, or to categories below 'CCC' or to short-term ratings other than 'F-1.'

Short-term Credit Ratings

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

Fair credit quality. The capacity for timely payment of financial commitment is adequate; however, near term adverse changes could result in a reduction non-investment grade.

Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F1.'

DREYFUS PREMIER OPPORTUNITY FUNDS
PART C. OTHER INFORMATION

Item 23.	Exhibits

(a)	Registrant's Amended and Restated Agreement and Declaration of Trust is incorporated by reference to
Exhibit (a) of the Registration Statement on Form N-1A, filed on April 10, 2000.
(b)	Registrant's By-Laws are incorporated by reference to Exhibit (b) of the Registration Statement on Form N-
1A, filed on April 10, 2000.

(d)(1)	Management Agreement is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No.
25 to the Registration Statement on Form N-1A, filed on October 25, 2004.

(d)(2)	Sub-Investment Advisory Agreement is incorporated by reference to Exhibit(d)(2) of Post Effective
Amendment No. 17 to Registration Statement on Form N-1A, filed on August 26, 2003.

(e)	Distribution Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on October 25, 2004.

(g)(1)	Custody Agreement is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 11 to the
Registration Statement on Form N-1A, filed on July 29, 2002.

(h)	Shareholder Services Plan is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on October 25, 2004.

(i)	Opinion and Consent of Registrant's counsel is incorporated by reference to Exhibit (i) of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on May 22, 2000.

(j)	Consent of Independent Registered Public Accounting Firm.

(m)	Distribution Plan (Rule 12b-1 Plan) is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on October 25, 2004.

(o)	Rule 18f-3 Plan is incorporated by reference to Exhibit (o) of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on October 25, 2004.

(p)(1)	Code of Ethics adopted by Registrant and Registrant's investment adviser and distributor is incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 21 to the Registration Statement on Form N-
1A, filed on January 27, 2004.

(p)(2)	Code of Ethics adopted by Registrant's sub-investment adviser is incorporated by reference to Exhibit
(p)(2) of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on January
27, 2004.

C-1

Item 23.	Exhibits. - List (continued)

Other Exhibits

	(a)(1)	Power of Attorney of the Board members is incorporated by reference to Other Exhibit
(a)(1) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A,
filed on January 28, 2003.
	(a)(2)	Power of Attorney of certain Officers of Registrant is incorporated by reference to Other
Exhibit (a) of Post-Effective Amendment No. 11 to the Registration Statement on Form
N-1A, filed on January 29, 2002.

(b)	Certificate of Assistant Secretary is incorporated by reference to Other Exhibit (b) of Post- Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on January 28, 2003.

(c)	Notification of Election pursuant to Rule 18f-1 is incorporated by reference to Other Exhibit (c) of Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on October 3, 2000.

Item 24.	Persons Controlled by or under Common Control with Registrant.

Not Applicable

Item 25.	Indemnification

The Statement as to the general effect of any contract, arrangements or statute under which a Board member, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any Board member, officer, affiliated person or underwriter for their own protection, is incorporated by reference to
Item 25 of Part C of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on June 25, 2001.

Reference is also made to the Distribution Agreement attached as Exhibit (e) of Post-Effective Amendment
No. 25 to the Registration Statement on Form N-1A, filed on October 25, 2004.

Item 26(a).	Business and Other Connections of Investment Adviser.

The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-
investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

C-2

ITEM 26. Business and Other Connections of Investment Adviser (continued)

Officers and Directors of Investment Adviser

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Stephen R. Byers	Lighthouse Growth Advisors LLC++	Member, Board of	9/02 - Present
Director, Vice Chairman, and		Managers
Chief Investment Officer		President	9/02 - 11/02

	Dreyfus Service Corporation++	Senior Vice President	3/00 - Present

	Founders Asset Management,	Member, Board of	6/02 - Present
	LLC****	Managers

	Dreyfus Investment Advisors,	Chief Investment Officer	2/02 - Present
	Inc. ++	Director	2/02 - Present

Stephen E. Canter	Mellon Financial Corporation+	Vice Chairman	6/01 - Present
Chairman of the Board,
Chief Executive Officer and	Mellon Bank, N.A.+	Vice Chairman	6/01 - Present
Chief Operating Officer

	Standish Mellon Asset Management	Board Manager	7/03 - Present
Company, LLC*

	Mellon Growth Advisors, LLC*	Board Member	1/02 – 7/03

	Newton Management Limited	Director	2/99 - Present
London, England

	Mellon Bond Associates, LLP+	Executive Committee	1/99 – 7/03
Member

	Mellon Equity Associates, LLP+	Executive Committee	1/99 - Present
Member

	Franklin Portfolio Associates,	Director	2/99 - Present
LLC*

	Franklin Portfolio Holdings, Inc.*	Director	2/99 - Present

	TBCAM Holdings, LLC*	Director	2/99 - Present

	Mellon Capital Management	Director	1/99 - Present
Corporation***

	Founders Asset Management	Member, Board of	12/97 - Present
	LLC****	Managers

	The Dreyfus Trust Company+++	Director	6/95 - Present
		Chairman	1/99 - Present
		President	1/99 - Present
		Chief Executive Officer	1/99 - Present

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C-4

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

J. Charles Cardona	Dreyfus Investment Advisors,	Chairman of the Board	2/02 - Present
Director and Vice Chairman	Inc.++

	Boston Safe Advisors, Inc.++	Director	10/01 - Present

	Dreyfus Service Corporation++	Executive Vice President	2/97 - Present
		Director	8/00 - Present

Steven G. Elliott	Mellon Financial Corporation+	Director	1/01 - Present
Director		Senior Vice Chairman	1/99 - Present

	Mellon Bank, N.A.+	Director	1/01 - Present
		Senior Vice Chairman	3/98 – Present

	Mellon Financial Services	Director	1/96 - Present
	Corporation #1	Vice President	1/96 - Present
Mellon Bank Center, 8th Floor
1735 Market Street
Philadelphia, PA 19103

	Allomon Corporation	Director	12/87 - Present
Two Mellon Bank Center
Pittsburgh, PA 15259

	Mellon Funding Corporation+	Director	8/87 – Present

	Mellon Ventures, Inc. +	Director	1/99 – Present

David F. Lamere	Mellon Financial Corporation +	Vice Chairman	9/01 – Present
Director
	Wellington-Medford II Properties, Inc.	President and Director	2/99 – Present
Medford, MA

	TBC Securities Co., Inc.	President and Director	2/99 – Present
Medford, MA

	The Boston Company, Inc. *	Chairman & CEO	1/99 – Present

	Boston Safe Deposit and Trust	Chairman & CEO	1/99 – Present
Company*

	Newton Management Limited	Director	10/98 - Present
London, England

	Laurel Capital Advisors, LLP+	Executive Committee	8/98 – Present
Member

	Mellon Bank, N.A. +	Vice Chairman	9/01 - Present
		Exec. Management	8/01 - Present
Group

	Mellon United National Bank	Director	11/98 - Present
2875 Northeast 191st Street,
North Miami, FL 33180

	Mellon Asset Holdings, Inc. +	President	3/99 - 12/02
		Director	6/99 - 12/02

	Mellon Global Investing Corp.+	President	1/00 - Present

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C-5

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Martin G. McGuinn	Mellon Financial Corporation+	Chairman	1/99 - Present
Director		Chief Executive Officer	1/99 - Present
		Director	1/98 - Present

	Mellon Bank, N. A. +	Chairman	3/98 - Present
		Chief Executive Officer	3/98 - Present
		Director	1/98 - Present

Michael G. Millard	Lighthouse Growth Advisors LLC++	Member, Board of	9/02 - Present
Director and President		Managers
		Vice President	9/02 - 11/02

	Dreyfus Service Corporation++	Chairman of the Board	4/02 - Present
		Chief Executive Officer	4/02 - Present
		Director	8/00 - Present

	Dreyfus Service Organization, Inc.	Director	4/02 - Present

	Dreyfus Insurance Agency of	Director	4/02 - 10/04
Massachusetts Inc. ++

	Founders Asset Management	Member, Board of	5/01 - Present
	LLC****	Managers

	Boston Safe Advisors, Inc. ++	Director	10/01 - Present

	MBSC LLC++	Manager, Board of	3/03 - Present
Managers

Ronald P. O’Hanley	Mellon Financial Corporation+	Vice Chairman	6/01 - Present
Vice Chairman
and Director
	Mellon Bank, N.A. +	Vice Chairman	6/01 – Present

	Mellon Growth Advisors, LLC*	Board Member	1/02 - 7/03

	TBC General Partner, LLC*	President	7/03 - Present

	Standish Mellon Asset Management	Board Member	7/01 - 7/03
Holdings, LLC
One Financial Center
Boston, MA 02211

	Standish Mellon Asset Management	Board Member	7/01 – Present
Company, LLC
One Financial Center
Boston, MA 02211

	Franklin Portfolio Holdings, LLC*	Director	12/00 - Present

	Franklin Portfolio Associates,	Director	4/97 – Present
LLC*

	Pareto Partners (NY)	Partner Representative	2/00 – Present
505 Park Avenue
NY, NY 10022

	Buck Consultants, Inc.++	Director	7/97 – Present

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C-6

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Ronald P. O’Hanley	Newton Management Limited	Executive Committee	10/98 - Present
Vice Chairman	London, England	Member
and Director		Director	10/98 - Present
(continued)
	Mellon Global Investments Japan Ltd.	Non-Resident Director	11/98 - Present
Tokyo, Japan

	TBCAM Holdings, LLC*	Director	1/98 – Present

	Fixed Income (MA) Trust*	Trustee	6/03 – Present

	Fixed Income (DE) Trust*	Trustee	6/03 – Present

	Pareto Partners	Partner Representative	5/97 – Present
271 Regent Street
London, England W1R 8PP

	Mellon Capital Management	Director	2/97 – Present
Corporation***

	Certus Asset Advisors Corp.**	Director	2/97 - 7/03

	Mellon Bond Associates, LLP+	Executive Committee	1/98 - 7/03
Member
		Chairman	1/98 - 7/03

	Mellon Equity Associates, LLP+	Executive Committee	1/98 – Present
Member
		Chairman	1/98 - Present

	Mellon Global Investing Corp.*	Director	5/97 – Present
		Chairman	5/97 - Present
		Chief Executive Officer	5/97 - Present

J. David Officer	Dreyfus Service Corporation++	President	3/00 - Present
Vice Chairman		Director	3/99 - Present
and Director
	MBSC, LLC++	Manager, Board of	4/02 - Present
Managers
		President	4/02 – Present

	Boston Safe Advisors, Inc. ++	Director	10/01 - Present

	Dreyfus Transfer, Inc. ++	Chairman and Director	2/02 - Present

	Dreyfus Service Organization,	Director	3/99 - Present
Inc.++

	Dreyfus Insurance Agency of	Director	5/98 - 10/04
Massachusetts, Inc.++

	Seven Six Seven Agency, Inc.++	Director	10/98 - Present

	Mellon Residential Funding Corp. +	Director	4/97 - Present

	Mellon Bank, N.A.+	Executive Vice President	2/94 - Present

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C-7

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

J. David Officer	Mellon United National Bank	Director	3/98 - Present
Vice Chairman	1399 SW 1st Ave., Suite 400
and Director	Miami, Florida
(continued)
	Dreyfus Investment Services Company	Manager	11/01 - 12/02
	LLC+	Chairman	11/01 - 12/02
		Chief Executive Officer	11/01 - 12/02

Richard W. Sabo	Founders Asset Management	President	12/98 - Present
Director	LLC****	Chief Executive Officer	12/98 - Present

Diane P. Durnin	Seven Six Seven Agency, Inc. ++	Director	4/02 – Present
Executive Vice President

Mark N. Jacobs	Dreyfus Investment	Director	4/97 - Present
General Counsel,	Advisors, Inc.++
Executive Vice President, and
Secretary
	The Dreyfus Trust Company+++	Director	3/96 - Present

	The TruePenny Corporation++	President	10/98 - 11/04
		Director	3/96 - 11/04

Patrice M. Kozlowski	None
Senior Vice President –
Corporate
Communications

William H. Maresca	Lighthouse Growth Advisors LLC++	Member, Board of	9/02 - Present
Controller		Managers
		Vice President and	9/02 - Present
Treasurer

	The Dreyfus Trust Company+++	Chief Financial Officer	3/99 - Present
		Treasurer	9/98 - Present
		Director	3/97 - Present

	MBSC, LLC++	Chief Financial Officer	4/02 - Present
		Manager, Board of	4/02 - Present
Managers

	Boston Safe Advisors, Inc. ++	Chief Financial Officer	10/01 - Present
and Director

	Dreyfus Service Corporation++	Chief Financial Officer	12/98 - Present
		Director	8/00 - Present

	Dreyfus Consumer Credit	Treasurer	10/98 - Present
Corporation ++

	Dreyfus Investment	Treasurer	10/98 – Present
Advisors, Inc. ++

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C-8

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

William H. Maresca	Dreyfus-Lincoln, Inc.	Vice President	10/98 – 2/03
Controller	c/o Mellon Corporation	Director	2/02 – 2/03
(continued)	Two Greenville Center
4001 Kennett Pike
Suite 218
Greenville, DE 19807

	The TruePenny Corporation++	Vice President	10/98 - 11/04
		Director	2/02 - 11/04
		Treasurer	5/00 - 11/04

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	5/98 - Present

	Dreyfus Service	Treasurer	3/99 - Present
Organization, Inc.++

	Dreyfus Insurance Agency of	Treasurer	3/99 - 10/04
Massachusetts, Inc. ++

Joseph W. Connolly	The Dreyfus Family of Funds++	Chief Compliance	10/04 - Present
Chief Compliance Officer		Officer
	The Mellon Funds Trust++	Chief Compliance	10/04 - Present
Officer
	Dreyfus Investment Advisors, Inc. ++	Chief Compliance	10/04 - Present
Officer
	Lighthouse Growth Advisors, LLC ++	Chief Compliance	10/04 - Present
Officer
	MBSC, LLC++	Chief Compliance	10/04 - Present
Officer
	Dreyfus Service Corporation++	Chief Compliance	10/04 - Present
Officer
	Boston Safe Advisors++	Chief Compliance	10/04 - Present
Officer
	Mellon Securities Services+	First Vice President	11/01 - 2/04

Lisa A. Fox	Mellon Bank, N.A. +	Vice President	10/01 - Present
Vice President -
Human Resources

Anthony Mayo	None
Vice President -
Information Systems

Angela E. Price	None
Vice President

Theodore A. Schachar	Lighthouse Growth Advisors LLC++	Assistant Treasurer	9/02 - Present
Vice President – Tax
	Dreyfus Service Corporation++	Vice President - Tax	10/96 - Present

	MBSC, LLC++	Vice President - Tax	4/02 – Present

	The Dreyfus Consumer Credit	Chairman	6/99 - Present
	Corporation ++	President	6/99 - Present

	Dreyfus Investment Advisors,	Vice President - Tax	10/96 - Present
Inc.++

	Dreyfus Service Organization,	Vice President - - Tax	10/96 - Present
Inc.++

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C-9

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Alex G. Sciulli	AFCO Acceptance Corp.	Vice President	05/94 – Present
Vice President	110 William Street
29th Floor
New York, NY 10038-3901

	AFCO Credit Corp.	Vice President	05/94 – Present
110 William Street
29th Floor
New York, NY 10038-3901

	The Boston Company, Inc.*	Vice President	09/01 - Present

	Dreyfus Service Corporation++	Vice President	11/01 - Present

	Dreyfus Transfer. Inc.++	Vice President	11/01 - Present

	Founders Asset Management LLC****	Authorized Agent	12/01 - Present

	Franklin Portfolio Associates LLC*	Vice President	06/01 - Present

	Franklin Portfolio Holdings LLC*	Vice President	06/01 - Present

	Mellon Bank, N.A.+	Senior Vice President	08/01 - Present

	Mellon HR Solutions LLC	Vice President	06/02 – Present
2100 N. Central Road
Fort Lee, NJ 07024

	Mellon Human Resources & Investor	Vice President	03/04 – Present
Solutions, Inc.+

	Mellon Private Trust Company, N.A.*	Vice President for	08/01 – Present
Facilities
	Mellon Trust of California	Vice President for	08/01 – Present
Facilities

	Mellon Trust of New England, N.A.*	Vice President	09/03 – Present

	Mellon Trust of New York, LLC	Vice President for	08/01 – Present
Facilities

	Mellon Trust of Washington	Vice President for	08/01 – Present
Facilities

	Mellon United National Bank	Vice President	09/01 – Present
Mellon Financial Tower
111 Brickell Avenue
Miami, FL 33131

	Standish Mellon Asset Management	Vice President	10/01 – Present
LLC
One Financial Center
Boston, MA 02210

	Katrena Corporation+	Vice President	08/01 - Present

	Laurel Capital Advisors, LLP*	Vice President	08/01 - Present

	MBC Investments Corporation+	Vice President	08/01 - Present

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C-10

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
Alex G. Sciulli	MFS Leasing Corp. +	Vice President	08/01 - Present
Vice President
(continued)
	MMIP, LLC+	Vice President	08/01 - Present
	Mellon Capital Management	Vice President	08/01 - Present
Corporation***
	Mellon Equity Associates, LLP+	Vice President	08/01 - Present
	Mellon Financial Markets, LLC+	Vice President	08/01 - Present
	Mellon Financial Services	Vice President	08/01 - Present
Corporation #1+
	Mellon Financial Services	Vice President	08/01 - Present
Corporation #4+
	Mellon Funding Corporation+	Vice President	08/01 - Present
	Mellon Insurance Agency, Inc. +	Vice President	08/01 - Present
	Mellon International Investment	Vice President	08/01 - Present
Corporation+
	Mellon International Leasing Company+	Vice President	08/01 - Present
	Mellon Leasing Corporation+	Vice President	08/01 - Present
	Mellon Overseas Investment	Vice President	08/01 - Present
Corporation+
	Mellon Trust Company of Illinois+	Vice President	08/01 - Present
	Mellon VA Partners, LLC+	Vice President	08/01 - Present
	Mellon Ventures, Inc. +	Vice President	08/01 - Present
	Pontus, Inc. +	Vice President	08/01 - Present
	Texas AP, Inc. +	Vice President	08/01 - Present
Wendy Strutt	Boston Safe Advisers, Inc.	Chief Operating Officer	3/03 - Present
Vice President
James Bitetto	The TruePenny Corporation++	Secretary	9/98 - 11/04
Assistant Secretary
	Dreyfus Service Corporation++	Assistant Secretary	8/98 - Present
	Dreyfus Investment	Assistant Secretary	7/98 - Present
Advisors, Inc.++
	Dreyfus Service	Assistant Secretary	7/98 - Present
Organization, Inc.++
	The Dreyfus Consumer Credit	Vice President and	2/02 - Present
	Corporation++	Director

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C-11

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Steven F. Newman	Dreyfus Transfer, Inc. ++	Vice President	2/97 - Present
Assistant Secretary		Director	2/97 - Present
		Secretary	2/97 - Present

	Dreyfus Service	Secretary	7/98 - Present
Organization, Inc.++

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.

**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.

***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.

****	The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.

+ The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.

++ The address of the business so indicated is 200 Park Avenue, New York, New York 10166.

+++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

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C-12

Item 26.(b) Business and Other Connections of the Sub-Investment Adviser

The management board and officers of Founders Asset Management LLC (“Founders”), investment adviser to the Registrant, include the following persons who hold positions with the Founders affiliates set forth below:

Name	Other Businesses	Position Held	Dates

Stephen R. Byers	The Dreyfus Corporation[5]	Director, Vice	07/01 - Present
Chairman, and Chief
Investment Officer

	Lighthouse Growth Advisors LLC[5]	Member, Board of	09/02 - Present
Managers
		President	09/02 - 11/02

	Dreyfus Service Corporation[5]	Senior Vice President	03/00 - Present

.5
	Dreyfus Investment Advisors, Inc	Chief Investment	02/02 – Present
Officer
		Director	02/02 - Present

Stephen E. Canter	Mellon Financial Corporation[4]	Vice Chairman	06/01 - Present
Chairman
	Mellon Bank, N.A.[4]	Vice Chairman	06/01 - Present

	Standish Mellon Asset Management	Board Manager	07/03 - Present
Company, LLC[1]

	Mellon Growth Advisors, LLC[1]	Board Member	01/02 - 07/03

	Dreyfus Investment Advisors, Inc.[5]	Chairman of the Board	01/97 - 02/02
Director
		President	05/95 - 02/02
05/95 - 02/02
	Newton Management Limited	Director	02/99 - Present
London, England

	Mellon Bond Associates, LLP[4]	Executive Committee	01/99 – 07/03
Member

	Mellon Equity Associates, LLP[4]	Executive Committee	01/99 - Present
Member

	Franklin Portfolio Associates, LLC[1]	Director	02/99 - Present

	Franklin Portfolio Holdings, Inc.[1]	Director	02/99 - Present

	TBCAM Holdings, Inc.[1]	Director	02/99 - Present

	Mellon Capital Management	Director	01/99 - Present
Corporation[3]

Name	Other Businesses	Position Held	Dates

	The Dreyfus Trust Company[2]	Director	06/95 - Present
		Chairman	01/99 - Present
		President	01/99 - Present
		Chief Executive	01/99 - Present
Officer

	The Dreyfus Corporation[5]	Chairman of the Board	06/01 - Present
Chief Executive
		Officer	06/01 - Present
Chief Operating
		Officer	01/99 - Present
Director
		Chief Investment	01/99 - Present
		Officer	05/95 - 06/01
President
05/95 - 09/01

Gregory P. Contillo	Dreyfus Service Corporation[5]	Executive Vice	03/02 - Present
President

	Founders Asset Management LLC	Executive Vice	09/99 – 02/02
President and Chief
Marketing Officer

Michael G. Millard	Dreyfus Service Corporation[5]	Chairman of the Board	04/02 - Present
Chief Executive
		Officer	04/02 - Present
Director
08/00 - Present

	Lighthouse Growth Advisors LLC[5]	Member, Board of	09/02 - Present
Managers
		Vice President	09/02 - 11/02

	Dreyfus Service Organization, Inc.	Director	04/02 - Present

	Dreyfus Insurance Agency of	Director	04/02 – 10/04
Massachusetts Inc.[5]

	The Dreyfus Corporation[5]	President	04/02 - Present
		Vice Chairman	07/01 - 04/02
		Director	09/01 - Present

	Boston Safe Advisors, Inc.[5]	Director	10/01 - Present

	MBSC LLC	Manager, Board of	03/03 - Present
Managers

Kenneth P. Christoferson	Dreyfus Service Corporation[5]	Assistant Secretary	08/03 - Present

David L. Ray	Dreyfus Service Corporation[5]	Vice President	08/03 – Present

William L. Reith	The Dreyfus Corporation[5]	Trader	01/00 – 07/03

	Mellon Bank, N.A.[4]	Officer	10/01 – 09/04

Name	Other Businesses	Position Held	Dates

Richard W. Sabo	The Dreyfus Corporation[5]	Director	12/98 - Present
Richard A. Sampson	Mellon Bank, N.A.[4]	Officer	07/00 - Present
Lisa G. Warshafsky	The Dreyfus Corporation[5]	Trader	02/99 – 07/03
	Mellon Bank, N.A.[4]	Trader	09/99 – 09/04

The address of the businesses so indicated are:
1 One Boston Place, Boston, Massachusetts 02108
2 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144
3 595 Market Street, Suite 3000, San Francisco, California 94105
4 One Mellon Bank Center, Pittsburgh, Pennsylvania 15258
5 200 Park Avenue, New York, New York 10166

Item 27. Principal Underwriters

(a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	CitizensSelect Funds
2.	Dreyfus A Bonds Plus, Inc.
3.	Dreyfus Appreciation Fund, Inc.
4.	Dreyfus Balanced Fund, Inc.
5.	Dreyfus BASIC Money Market Fund, Inc.
6.	Dreyfus BASIC U.S. Mortgage Securities Fund
7.	Dreyfus BASIC U.S. Government Money Market Fund
8.	Dreyfus Bond Funds, Inc.
9.	Dreyfus California Intermediate Municipal Bond Fund
10.	Dreyfus California Tax Exempt Bond Fund, Inc.
11.	Dreyfus California Tax Exempt Money Market Fund
12.	Dreyfus Cash Management
13.	Dreyfus Cash Management Plus, Inc.
14.	Dreyfus Connecticut Intermediate Municipal Bond Fund
15.	Dreyfus Connecticut Municipal Money Market Fund, Inc.
16.	Dreyfus Fixed Income Securities
17.	Dreyfus Florida Intermediate Municipal Bond Fund
18.	Dreyfus Florida Municipal Money Market Fund
19.	Dreyfus Founders Funds, Inc.
20.	The Dreyfus Fund Incorporated
21.	Dreyfus GNMA Fund, Inc.
22.	Dreyfus Government Cash Management Funds
23.	Dreyfus Growth and Income Fund, Inc.
24.	Dreyfus Growth and Value Funds, Inc.
25.	Dreyfus Growth Opportunity Fund, Inc.
26.	Dreyfus Index Funds, Inc.
27.	Dreyfus Institutional Cash Advantage Funds
28.	Dreyfus Institutional Money Market Fund
29.	Dreyfus Institutional Preferred Money Market Funds
30.	Dreyfus Insured Municipal Bond Fund, Inc.
31.	Dreyfus Intermediate Municipal Bond Fund, Inc.
32.	Dreyfus International Funds, Inc.
33.	Dreyfus Investment Grade Funds, Inc.
34.	Dreyfus Investment Portfolios
35.	The Dreyfus/Laurel Funds, Inc.
36.	The Dreyfus/Laurel Funds Trust
37.	The Dreyfus/Laurel Tax-Free Municipal Funds
38.	Dreyfus LifeTime Portfolios, Inc.
39.	Dreyfus Liquid Assets, Inc.
40.	Dreyfus Massachusetts Intermediate Municipal Bond Fund
41.	Dreyfus Massachusetts Municipal Money Market Fund
42.	Dreyfus Massachusetts Tax Exempt Bond Fund
43.	Dreyfus Midcap Index Fund, Inc.
44.	Dreyfus Money Market Instruments, Inc.
45.	Dreyfus Municipal Bond Fund, Inc.
46.	Dreyfus Municipal Cash Management Plus

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\j32-MSW-07-16-04.doc-019-004

47.	Dreyfus Municipal Funds, Inc.
48.	Dreyfus Municipal Money Market Fund, Inc.
49.	Dreyfus New Jersey Intermediate Municipal Bond Fund
50.	Dreyfus New Jersey Municipal Money Market Fund, Inc.
51.	Dreyfus New York Municipal Cash Management
52.	Dreyfus New York Tax Exempt Bond Fund, Inc.
53.	Dreyfus New York Tax Exempt Intermediate Bond Fund
54.	Dreyfus New York Tax Exempt Money Market Fund
55.	Dreyfus U.S. Treasury Intermediate Term Fund
56.	Dreyfus U.S. Treasury Long Term Fund
57.	Dreyfus 100% U.S. Treasury Money Market Fund
58.	Dreyfus Pennsylvania Intermediate Municipal Bond Fund
59.	Dreyfus Pennsylvania Municipal Money Market Fund
60.	Dreyfus Premier California Municipal Bond Fund
61.	Dreyfus Premier Equity Funds, Inc.
62.	Dreyfus Premier Fixed Income Funds
63.	Dreyfus Premier International Funds, Inc.
64.	Dreyfus Premier GNMA Fund
65.	Dreyfus Premier Manager Funds I
66.	Dreyfus Premier Manager Funds II
67.	Dreyfus Premier Municipal Bond Fund
68.	Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
69.	Dreyfus Premier New Leaders Fund, Inc.
70.	Dreyfus Premier New York Municipal Bond Fund
71.	Dreyfus Premier Opportunity Funds
72.	Dreyfus Premier State Municipal Bond Fund
73.	Dreyfus Premier Stock Funds
74.	The Dreyfus Premier Third Century Fund, Inc.
75.	Dreyfus Premier Value Equity Funds
76.	Dreyfus Premier Worldwide Growth Fund, Inc.
77.	Dreyfus Short-Intermediate Government Fund
78.	Dreyfus Short-Intermediate Municipal Bond Fund
78.	The Dreyfus Socially Responsible Growth Fund, Inc.
79.	Dreyfus Stock Index Fund, Inc.
80.	Dreyfus Tax Exempt Cash Management
81.	Dreyfus Treasury Cash Management
82.	Dreyfus Treasury Prime Cash Management
83.	Dreyfus Variable Investment Fund
84.	Dreyfus Worldwide Dollar Money Market Fund, Inc.
85.	General California Municipal Bond Fund, Inc.
86.	General California Municipal Money Market Fund
87.	General Government Securities Money Market Funds, Inc.
88.	General Money Market Fund, Inc.
89.	General Municipal Bond Fund, Inc.
90.	General Municipal Money Market Funds, Inc.
91.	General New York Municipal Bond Fund, Inc.
92.	General New York Municipal Money Market Fund
93.	Mellon Funds Trust

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\j32-MSW-07-16-04.doc-019-004

(b)

Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

Michael G. Millard *	Chief Executive Officer and Chairman of the Board	None
J. David Officer *	President and Director	None
J. Charles Cardona *	Executive Vice President and Director	None
James Neiland*	Executive Vice President and Director	None
Irene Papadoulis **	Executive Vice President and Director	None
Prasanna Dhore *	Executive Vice President	None
Noreen Ross *	Executive Vice President	None
Richard Sabo ***	Executive Vice President	None
William H. Maresca *	Chief Financial Officer and Director	None
Ken Bradle **	Senior Vice President	None
Stephen R. Byers *	Senior Vice President	Executive Vice President
Walter Kress *	Senior Vice President	None
Matthew Perrone **	Senior Vice President	None
Bradley J. Skapyak *	Senior Vice President	None
Michael Schuermann **	Senior Vice President	None
Bret Young *	Senior Vice President	None
Jane Knight *	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer	Chief Compliance Officer
Stephen Storen *	Chief Compliance Officer	None
Maria Georgopoulos *	Vice President – Facilities Management	None
William Germenis *	Vice President – Compliance	Anti-Money Laundering
Compliance Officer
Tracy Hopkins *	Vice President	None
Donna Impagliazzo *	Vice President – Compliance	None
Mary Merkle *	Vice President – Compliance	None
Paul Molloy *	Vice President	None
James Muir *	Vice President – Compliance	None
Anthony Nunez *	Vice President – Finance	None
Gary Pierce *	Vice President – Finance	None
David Ray ***	Vice President	None
Theodore A. Schachar *	Vice President – Tax	None
William Schalda *	Vice President	None
Alex G. Sciulli****	Vice President	None
John Shea*	Vice President – Finance	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels *	Vice President	Treasurer
James Bitetto *	Assistant Secretary	None
Ken Christoffersen ***	Assistant Secretary	None
Ronald Jamison *	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.

**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.

***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.

****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.

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Item 28. Location of Accounts and Records
_______

________________________________

1.	Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, Pennsylvania 15258

2.	DST Systems, Inc.
1055 Broadway
Kansas City, MO 64105

3.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

4.	Founders Asset Management LLC
Founders Financial Center
2930 East Third Avenue
Denver, Colorado 80206

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

None

C-12

SIGNATURES
_____________

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 28th day of January, 2005.

DREYFUS PREMIER OPPORTUNITY FUNDS

BY:	/s/STEPHEN E. CANTER*

Stephen E. Canter, President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/STEPHEN E. CANTER*	President (Principal Executive	01/28/05

Stephen E. Canter	Officer)

/s/JAMES WINDELS*	Treasurer (Principal Financial	01/28/05

James Windels	and Accounting Officer)

/s/JOSEPH S. DIMARTINO*	Chairman of the Board	01/28/05

Joseph S. DiMartino

/s/CLIFFORD L. ALEXANDER JR.*	Board Member	01/28/05
Clifford L. Alexander Jr.

/s/LUCY WILSON BENSON*	Board Member	01/28/05

Lucy Wilson Benson

/s/DAVID W. BURKE*	Board Member	01/28/05
David W. Burke

/s/WHITNEY I. GERARD*	Board Member	01/28/05

Whitney I. Gerard

/s/ARTHUR A. HARTMAN*	Board Member	01/28/05

Arthur A. Hartman

/s/GEORGE L. PERRY*	Board Member	01/28/05

George L. Perry

*BY:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Attorney-in-Fact

EXHIBIT INDEX
Exhibits

(J) Consent of Independent Registered Public Accounting Firm.